UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a).

Westwood Quality Value Fund

Institutional Shares (WHGLX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.63%

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its representative benchmark, the Russell 1000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

The top-performing sectors on a relative basis were Utilities and Health Care, driven by strong selection and an underweight allocation relative to the benchmark, respectively. Technology and Financials were the worst performers on a relative basis, primarily due to stock selection in each sector.

Texas Instruments, Inc. (TXN) was the top contributor to performance for the trailing period, benefiting from AI/data center demand, industrial segment recovery and strong forward guidance above expectations. Shares of Qnity Electronics, Inc. (Q) gained as the company completed its spin-off into a standalone company positioned as a pure-play semiconductor materials and solutions provider.

Alphabet, Inc. - Class A (GOOGL) advanced after reporting AI product breakthroughs relating to the company’s cross-product implementation of its Gemini platform and announcing a strategic partnership to power Apple’s AI features with Gemini.

Salesforce, Inc. (CRM) was the largest detractor from performance for the period, falling after guidance disappointments and workforce reductions tied to restructuring and execution risk. Shares of LPL Financial Holdings, Inc. (LPLA) declined due to mixed earnings, AI-driven disruption concerns and regulatory penalties.

Microsoft Corporation (MSFT) fell due to workforce reductions tied to restructuring, in addition to concerns about AI capital spending.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality Value Fund - Institutional Shares - $253,360
Russell 1000® Value Index - $289,578
Russell 3000® Index - $396,008

Table Summary
	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$113,858	$116,551	$118,583
Apr-2018	$129,454	$125,296	$134,055
Apr-2019	$140,148	$136,651	$151,056
Apr-2020	$132,540	$121,602	$149,482
Apr-2021	$179,809	$177,447	$225,597
Apr-2022	$186,243	$179,786	$218,571
Apr-2023	$190,720	$181,967	$221,856
Apr-2024	$212,560	$206,390	$271,332
Apr-2025	$220,317	$224,037	$302,268
Apr-2026	$253,360	$289,578	$396,008

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	15.00%	7.10%	9.74%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Russell 3000® Index	31.01%	11.91%	14.75%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$178,247,585
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$360,291
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 17.6%
Industrials 14.8%
Financials 14.4%
Consumer Discretionary 9.3%
Communications 8.7%
Materials 7.7%
Utilities 7.4%
Health Care 7.3%
Consumer Staples 5.4%
Energy 5.4%
Real Estate 2.1%
Money Market Funds 0.5%
Liabilities in Excess of Other Assets -0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.5%
Real Estate	2.1%
Energy	5.4%
Consumer Staples	5.4%
Health Care	7.3%
Utilities	7.4%
Materials	7.7%
Communications	8.7%
Consumer Discretionary	9.3%
Financials	14.4%
Industrials	14.8%
Technology	17.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.7%
Texas Instruments, Inc.	2.9%
Alphabet, Inc. - Class A	2.9%
Qnity Electronics, Inc.	2.9%
NextEra Energy, Inc.	2.7%
CSX Corporation	2.6%
Entergy Corporation	2.5%
RB Global, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.4%
Thermo Fisher Scientific, Inc.	2.3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality Value Fund - Institutional Shares (WHGLX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGLX

Westwood Quality Value Fund

A Class Shares (WWLAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$42	0.81%

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its representative benchmark, the Russell 1000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

The top-performing sectors on a relative basis were Utilities and Health Care, driven by strong selection and an underweight allocation relative to the benchmark, respectively. Technology and Financials were the worst performers on a relative basis, primarily due to stock selection in each sector.

Texas Instruments, Inc. (TXN) was the top contributor to performance for the trailing period, benefiting from AI/data center demand, industrial segment recovery and strong forward guidance above expectations. Shares of Qnity Electronics, Inc. (Q) gained as the company completed its spin-off into a standalone company positioned as a pure-play semiconductor materials and solutions provider.

Alphabet, Inc. - Class A (GOOGL) advanced after reporting AI product breakthroughs relating to the company’s cross-product implementation of its Gemini platform and announcing a strategic partnership to power Apple’s AI features with Gemini.

Salesforce, Inc. (CRM) was the largest detractor from performance for the period, falling after guidance disappointments and workforce reductions tied to restructuring and execution risk. Shares of LPL Financial Holdings, Inc. (LPLA) declined due to mixed earnings, AI-driven disruption concerns and regulatory penalties.

Microsoft Corporation (MSFT) fell due to workforce reductions tied to restructuring, in addition to concerns about AI capital spending.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality Value Fund - A Class Shares - $24,028
Russell 1000® Value Index - $28,958
Russell 3000® Index - $39,601

Table Summary
	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2016	$9,699	$10,000	$10,000
Apr-2017	$11,020	$11,655	$11,858
Apr-2018	$12,492	$12,530	$13,406
Apr-2019	$13,489	$13,665	$15,106
Apr-2020	$12,718	$12,160	$14,948
Apr-2021	$17,227	$17,745	$22,560
Apr-2022	$17,788	$17,979	$21,857
Apr-2023	$18,184	$18,197	$22,186
Apr-2024	$20,223	$20,639	$27,133
Apr-2025	$20,925	$22,404	$30,227
Apr-2026	$24,028	$28,958	$39,601

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	14.83%	6.88%	9.50%
With LoadFootnote Reference*	11.37%	6.23%	9.16%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Russell 3000® Index	31.01%	11.91%	14.75%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$178,247,585
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$360,291
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.5%
Real Estate	2.1%
Energy	5.4%
Consumer Staples	5.4%
Health Care	7.3%
Utilities	7.4%
Materials	7.7%
Communications	8.7%
Consumer Discretionary	9.3%
Financials	14.4%
Industrials	14.8%
Technology	17.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.7%
Texas Instruments, Inc.	2.9%
Alphabet, Inc. - Class A	2.9%
Qnity Electronics, Inc.	2.9%
NextEra Energy, Inc.	2.7%
CSX Corporation	2.6%
Entergy Corporation	2.5%
RB Global, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.4%
Thermo Fisher Scientific, Inc.	2.3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality Value Fund - A Class Shares (WWLAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WWLAX

Westwood Quality Value Fund

Ultra Shares (WHGQX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$29	0.56%

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its representative benchmark, the Russell 1000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

The top-performing sectors on a relative basis were Utilities and Health Care, driven by strong selection and an underweight allocation relative to the benchmark, respectively. Technology and Financials were the worst performers on a relative basis, primarily due to stock selection in each sector.

Texas Instruments, Inc. (TXN) was the top contributor to performance for the trailing period, benefiting from AI/data center demand, industrial segment recovery and strong forward guidance above expectations. Shares of Qnity Electronics, Inc. (Q) gained as the company completed its spin-off into a standalone company positioned as a pure-play semiconductor materials and solutions provider.

Alphabet, Inc. - Class A (GOOGL) advanced after reporting AI product breakthroughs relating to the company’s cross-product implementation of its Gemini platform and announcing a strategic partnership to power Apple’s AI features with Gemini.

Salesforce, Inc. (CRM) was the largest detractor from performance for the period, falling after guidance disappointments and workforce reductions tied to restructuring and execution risk. Shares of LPL Financial Holdings, Inc. (LPLA) declined due to mixed earnings, AI-driven disruption concerns and regulatory penalties.

Microsoft Corporation (MSFT) fell due to workforce reductions tied to restructuring, in addition to concerns about AI capital spending.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$2,000,000
$1,750,000
$1,500,000
$1,250,000
$1,000,000
$750,000
Nov-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality Value Fund - Ultra Shares - $1,283,924
Russell 1000® Value Index - $1,565,831
Russell 3000® Index - $1,820,315

Table Summary
	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$968,668	$983,948	$1,019,796
Apr-2024	$1,077,318	$1,116,013	$1,247,221
Apr-2025	$1,115,812	$1,211,435	$1,389,423
Apr-2026	$1,283,924	$1,565,831	$1,820,315

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	15.07%	7.60%
Russell 1000® Value Index	29.25%	14.04%
Russell 3000® Index	31.01%	19.18%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$178,247,585
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$360,291
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.5%
Real Estate	2.1%
Energy	5.4%
Consumer Staples	5.4%
Health Care	7.3%
Utilities	7.4%
Materials	7.7%
Communications	8.7%
Consumer Discretionary	9.3%
Financials	14.4%
Industrials	14.8%
Technology	17.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.7%
Texas Instruments, Inc.	2.9%
Alphabet, Inc. - Class A	2.9%
Qnity Electronics, Inc.	2.9%
NextEra Energy, Inc.	2.7%
CSX Corporation	2.6%
Entergy Corporation	2.5%
RB Global, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.4%
Thermo Fisher Scientific, Inc.	2.3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality Value Fund - Ultra Shares (WHGQX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGQX

Westwood Quality SMidCap Fund

Institutional Shares (WHGMX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.88%

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its representative benchmark, the Russell 2500® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top-performing sectors were Financials and Industrials, with outperformance in each sector primarily driven by strong selection. The Technology and Communications sectors were the largest detractors from relative performance, with underperformance driven by selection and partially mitigated by the interaction between allocation and selection decisions.

Modine Manufacturing Company (MOD) was the top contributor to performance, gaining on data center demand, capacity expansion investments and a backlog with multi-year visibility. Shares of Permian Resources Corporation - Class A (PR) advanced after reporting record results, strong free cash flow generation and large-scale acquisitions.

Marex Group plc (MRX) rose after high client activity and trading volumes across asset classes driven by elevated market volatility translated into higher trading revenue.

Pegasystems, Inc. (PEGA) was the largest detractor from performance, falling due to ongoing Appian litigation and macro headwinds from the federal government shutdown and conflicts in Europe and the Middle East. Shares of Verra Mobility Corporation (VRRM) declined due to margin compression, declining free cash flow and rising capital intensity.

Kratos Defense & Security Solutions, Inc. (KTOS) retreated as the government shutdown caused delays in contract funding and execution that persisted into 2026.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality SMidCap Fund - Institutional Shares - $262,109
Russell 2500® Value Index - $277,616
Russell 3000® Index - $396,008

Table Summary
	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$117,598	$120,663	$118,583
Apr-2018	$126,119	$129,079	$134,055
Apr-2019	$131,403	$134,600	$151,056
Apr-2020	$113,284	$105,118	$149,482
Apr-2021	$175,434	$181,521	$225,597
Apr-2022	$164,560	$174,799	$218,571
Apr-2023	$168,717	$165,530	$221,856
Apr-2024	$197,845	$190,750	$271,332
Apr-2025	$199,159	$194,752	$302,268
Apr-2026	$262,109	$277,616	$396,008

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	31.61%	8.36%	10.12%
Russell 2500® Value Index	42.55%	8.87%	10.75%
Russell 3000® Index	31.01%	11.91%	14.75%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$106,608,469
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$263,897
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 19.2%
Industrials 17.3%
Materials 12.2%
Consumer Discretionary 11.4%
Technology 9.7%
Real Estate 6.9%
Utilities 6.4%
Consumer Staples 4.7%
Energy 4.5%
Health Care 3.3%
Money Market Funds 2.9%
Communications 1.6%
Liabilities in Excess of Other Assets -0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.6%
Money Market Funds	2.9%
Health Care	3.3%
Energy	4.5%
Consumer Staples	4.7%
Utilities	6.4%
Real Estate	6.9%
Technology	9.7%
Consumer Discretionary	11.4%
Materials	12.2%
Industrials	17.3%
Financials	19.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cullen/Frost Bankers, Inc.	2.6%
SouthState Bank Corporation	2.5%
IDACORP, Inc.	2.5%
Sensient Technologies Corporation	2.3%
Marex Group plc	2.2%
Modine Manufacturing Company	2.1%
Glacier Bancorp, Inc.	2.1%
Lattice Semiconductor Corporation	2.0%
EastGroup Properties, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality SMidCap Fund - Institutional Shares (WHGMX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGMX

Westwood Quality SMidCap Fund

Ultra Shares (WWSMX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.68%

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its representative benchmark, the Russell 2500® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top-performing sectors were Financials and Industrials, with outperformance in each sector primarily driven by strong selection. The Technology and Communications sectors were the largest detractors from relative performance, with underperformance driven by selection and partially mitigated by the interaction between allocation and selection decisions.

Modine Manufacturing Company (MOD) was the top contributor to performance, gaining on data center demand, capacity expansion investments and a backlog with multi-year visibility. Shares of Permian Resources Corporation - Class A (PR) advanced after reporting record results, strong free cash flow generation and large-scale acquisitions.

Marex Group plc (MRX) rose after high client activity and trading volumes across asset classes driven by elevated market volatility translated into higher trading revenue.

Pegasystems, Inc. (PEGA) was the largest detractor from performance, falling due to ongoing Appian litigation and macro headwinds from the federal government shutdown and conflicts in Europe and the Middle East. Shares of Verra Mobility Corporation (VRRM) declined due to margin compression, declining free cash flow and rising capital intensity.

Kratos Defense & Security Solutions, Inc. (KTOS) retreated as the government shutdown caused delays in contract funding and execution that persisted into 2026.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$2,250,000
$2,000,000
$1,750,000
$1,500,000
$1,250,000
$1,000,000
Jul-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality SMidCap Fund - Ultra Shares - $2,159,784
Russell 2500® Value Index - $2,407,103
Russell 3000® Index - $2,326,410

Table Summary
	Westwood Quality SMidCap Fund - Ultra Shares	Russell 2500® Value Index	Russell 3000® Index
Jul-2020	$1,000,000	$1,000,000	$1,000,000
Apr-2021	$1,431,258	$1,573,894	$1,325,302
Apr-2022	$1,346,616	$1,515,618	$1,284,027
Apr-2023	$1,382,270	$1,435,244	$1,303,326
Apr-2024	$1,623,651	$1,653,919	$1,593,982
Apr-2025	$1,637,635	$1,688,615	$1,775,719
Apr-2026	$2,159,784	$2,407,103	$2,326,410

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	31.88%	8.58%	14.33%
Russell 2500® Value Index	42.55%	8.87%	16.51%
Russell 3000® Index	31.01%	11.91%	15.82%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$106,608,469
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$263,897
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.6%
Money Market Funds	2.9%
Health Care	3.3%
Energy	4.5%
Consumer Staples	4.7%
Utilities	6.4%
Real Estate	6.9%
Technology	9.7%
Consumer Discretionary	11.4%
Materials	12.2%
Industrials	17.3%
Financials	19.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cullen/Frost Bankers, Inc.	2.6%
SouthState Bank Corporation	2.5%
IDACORP, Inc.	2.5%
Sensient Technologies Corporation	2.3%
Marex Group plc	2.2%
Modine Manufacturing Company	2.1%
Glacier Bancorp, Inc.	2.1%
Lattice Semiconductor Corporation	2.0%
EastGroup Properties, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality SMidCap Fund - Ultra Shares (WWSMX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WWSMX

Westwood Quality SmallCap Fund

Institutional Shares (WHGSX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.92%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality SmallCap Fund - Institutional Shares - $247,666
Russell 2000® Index - $283,467
Russell 2000® Value Index - $268,805
Russell 3000® Index - $396,008

Table Summary
	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$129,710	$125,628	$127,182	$118,583
Apr-2018	$145,334	$140,123	$135,488	$134,055
Apr-2019	$148,983	$146,585	$138,455	$151,056
Apr-2020	$119,275	$122,560	$105,441	$149,482
Apr-2021	$196,727	$214,374	$188,700	$225,597
Apr-2022	$175,469	$178,210	$176,273	$218,571
Apr-2023	$180,271	$171,714	$162,194	$221,856
Apr-2024	$202,944	$194,587	$184,949	$271,332
Apr-2025	$193,829	$196,290	$183,684	$302,268
Apr-2026	$247,666	$283,467	$268,805	$396,008

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	27.78%	4.71%	9.49%
Russell 2000® Index	44.41%	5.75%	10.98%
Russell 2000® Value Index	46.34%	7.33%	10.39%
Russell 3000® Index	31.01%	11.91%	14.75%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$909,270,383
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$3,358,625
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 23.4%
Industrials 19.4%
Consumer Discretionary 11.9%
Real Estate 9.2%
Technology 9.1%
Materials 8.6%
Energy 5.1%
Health Care 4.7%
Utilities 4.2%
Consumer Staples 3.7%
Money Market Funds 0.4%
Other Assets in Excess of Liabilities 0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality SmallCap Fund - Institutional Shares (WHGSX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGSX

Westwood Quality SmallCap Fund

A Class Shares (WHGAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$55	1.04%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality SmallCap Fund - A Class Shares - $16,733
Russell 2000® Index - $20,797
Russell 2000® Value Index - $21,283
Russell 3000® Index - $26,547

Table Summary
	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Apr-2020	$8,115	$8,992	$8,349	$10,021
Apr-2021	$13,373	$15,728	$14,941	$15,123
Apr-2022	$11,913	$13,075	$13,957	$14,652
Apr-2023	$12,226	$12,598	$12,842	$14,873
Apr-2024	$13,748	$14,276	$14,644	$18,189
Apr-2025	$13,108	$14,401	$14,544	$20,263
Apr-2026	$16,733	$20,797	$21,283	$26,547

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	27.65%	4.58%	8.71%
With LoadFootnote Reference*	22.53%	3.73%	8.04%
Russell 2000® Index	44.41%	5.75%	11.63%
Russell 2000® Value Index	46.34%	7.33%	12.01%
Russell 3000® Index	31.01%	11.91%	15.80%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$909,270,383
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$3,358,625
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality SmallCap Fund - A Class Shares (WHGAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGAX

Westwood Quality SmallCap Fund

C Class Shares (WHGCX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$95	1.79%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality SmallCap Fund - C Class Shares - $16,599
Russell 2000® Index - $20,797
Russell 2000® Value Index - $21,283
Russell 3000® Index - $26,547

Table Summary
	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Apr-2020	$8,420	$8,992	$8,349	$10,021
Apr-2021	$13,773	$15,728	$14,941	$15,123
Apr-2022	$12,180	$13,075	$13,957	$14,652
Apr-2023	$12,405	$12,598	$12,842	$14,873
Apr-2024	$13,846	$14,276	$14,644	$18,189
Apr-2025	$13,106	$14,401	$14,544	$20,263
Apr-2026	$16,599	$20,797	$21,283	$26,547

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	26.65%	3.80%	7.91%
With CDSC	25.65%	3.80%	7.91%
Russell 2000® Index	44.41%	5.75%	11.63%
Russell 2000® Value Index	46.34%	7.33%	12.01%
Russell 3000® Index	31.01%	11.91%	15.80%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$909,270,383
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$3,358,625
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality SmallCap Fund - C Class Shares (WHGCX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGCX

Westwood Quality SmallCap Fund

Ultra Shares (WWSYX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$42	0.79%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
Mar-2020
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Quality SmallCap Fund - Ultra Shares - $2,358,145
Russell 2000® Index - $2,630,562
Russell 2000® Value Index - $2,863,816
Russell 3000® Index - $3,000,061

Table Summary
	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2020	$1,126,280	$1,137,354	$1,123,356	$1,132,439
Apr-2021	$1,860,826	$1,989,379	$2,010,391	$1,709,066
Apr-2022	$1,661,728	$1,653,783	$1,877,988	$1,655,839
Apr-2023	$1,709,594	$1,593,498	$1,728,000	$1,680,725
Apr-2024	$1,927,694	$1,805,760	$1,970,423	$2,055,546
Apr-2025	$1,842,372	$1,821,559	$1,956,945	$2,289,909
Apr-2026	$2,358,145	$2,630,562	$2,863,816	$3,000,061

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	28.00%	4.85%	15.15%
Russell 2000® Index	44.41%	5.75%	17.24%
Russell 2000® Value Index	46.34%	7.33%	18.89%
Russell 3000® Index	31.01%	11.91%	19.80%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$909,270,383
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$3,358,625
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Quality SmallCap Fund - Ultra Shares (WWSYX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WWSYX

Westwood Income Opportunity Fund

Institutional Shares (WHGIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.81%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$500,000
$400,000
$300,000
$200,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Income Opportunity Fund - Institutional Shares - $187,970
Bloomberg U.S. Aggregate Bond Index - $118,027
Russell 3000® Index - $396,008
S&P 500® Index - $413,787
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $199,885

Table Summary
	Westwood Income Opportunity Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2017	$108,536	$100,829	$118,583	$117,918	$107,434
Apr-2018	$112,621	$100,507	$134,055	$133,562	$112,827
Apr-2019	$120,354	$105,824	$151,056	$151,585	$122,802
Apr-2020	$122,443	$117,297	$149,482	$152,893	$131,904
Apr-2021	$152,123	$116,984	$225,597	$223,196	$153,733
Apr-2022	$140,442	$107,026	$218,571	$223,672	$146,185
Apr-2023	$139,858	$106,569	$221,856	$229,631	$147,790
Apr-2024	$148,896	$105,004	$271,332	$281,669	$159,221
Apr-2025	$159,562	$113,426	$302,268	$315,741	$174,761
Apr-2026	$187,970	$118,027	$396,008	$413,787	$199,885

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	17.80%	4.32%	6.51%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	5.39%	7.17%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$599,012,095
  Number of Portfolio Holdings156
  Advisory Fee (net of waivers)$1,827,165
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 20.9%
U.S. Government & Agencies 13.5%
Technology 13.2%
Energy 8.9%
Industrials 7.9%
Communications 5.1%
Health Care 5.1%
Real Estate 4.8%
Exchange-Traded Funds 4.7%
Utilities 4.5%
Consumer Staples 3.2%
Materials 2.2%
Collateralized Mortgage Obligations 2.2%
Consumer Discretionary 2.0%
Foreign Governments 0.7%
Other Assets in Excess of Liabilities 1.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Income Opportunity Fund - Institutional Shares (WHGIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGIX

Westwood Income Opportunity Fund

A Class Shares (WWIAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$50	0.98%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$25,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Income Opportunity Fund - A Class Shares - $17,817
Bloomberg U.S. Aggregate Bond Index - $11,803
Russell 3000® Index - $39,601
S&P 500® Index - $41,379
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $19,989

Table Summary
	Westwood Income Opportunity Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2016	$9,697	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,499	$10,083	$11,858	$11,792	$10,743
Apr-2018	$10,866	$10,051	$13,406	$13,356	$11,283
Apr-2019	$11,583	$10,582	$15,106	$15,158	$12,280
Apr-2020	$11,744	$11,730	$14,948	$15,289	$13,190
Apr-2021	$14,560	$11,698	$22,560	$22,320	$15,373
Apr-2022	$13,407	$10,703	$21,857	$22,367	$14,618
Apr-2023	$13,320	$10,657	$22,186	$22,963	$14,779
Apr-2024	$14,168	$10,500	$27,133	$28,167	$15,922
Apr-2025	$15,163	$11,343	$30,227	$31,574	$17,476
Apr-2026	$17,817	$11,803	$39,601	$41,379	$19,989

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - A Class Shares
Without Load	17.51%	4.12%	6.27%
With Load*	13.99%	3.49%	5.95%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	5.39%	7.17%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$599,012,095
  Number of Portfolio Holdings156
  Advisory Fee (net of waivers)$1,827,165
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Income Opportunity Fund - A Class Shares (WWIAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WWIAX

Westwood Income Opportunity Fund

C Class Shares (WWICX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$88	1.73%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$20,000
$10,000
$0
Sep-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Income Opportunity Fund - C Class Shares - $14,217
Bloomberg U.S. Aggregate Bond Index - $10,507
Russell 3000® Index - $26,547
S&P 500® Index - $27,464
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $15,721

Table Summary
	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Apr-2020	$9,812	$10,442	$10,021	$10,148	$10,374
Apr-2021	$12,067	$10,414	$15,123	$14,814	$12,091
Apr-2022	$11,033	$9,528	$14,652	$14,846	$11,498
Apr-2023	$10,878	$9,487	$14,873	$15,241	$11,624
Apr-2024	$11,477	$9,348	$18,189	$18,695	$12,523
Apr-2025	$12,196	$10,097	$20,263	$20,957	$13,745
Apr-2026	$14,217	$10,507	$26,547	$27,464	$15,721

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Income Opportunity Fund - C Class Shares
Without CDSC	16.57%	3.33%	5.43%
With CDSC	15.57%	3.33%	5.43%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	0.75%
Russell 3000® Index	31.01%	11.91%	15.80%
S&P 500® Index	31.05%	13.14%	16.39%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	5.39%	7.00%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$599,012,095
  Number of Portfolio Holdings156
  Advisory Fee (net of waivers)$1,827,165
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Income Opportunity Fund - C Class Shares (WWICX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WWICX

Westwood Income Opportunity Fund

Ultra Shares (WHGOX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.73%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$2,000,000
$1,750,000
$1,500,000
$1,250,000
$1,000,000
Nov-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Income Opportunity Fund - Ultra Shares - $1,369,408
Bloomberg U.S. Aggregate Bond Index - $1,142,064
Russell 3000® Index - $1,820,315
S&P 500® Index - $1,853,948
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $1,394,111

Table Summary
	Westwood Income Opportunity Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$1,016,087	$1,031,190	$1,019,796	$1,028,849	$1,030,766
Apr-2024	$1,083,408	$1,016,049	$1,247,221	$1,262,003	$1,110,498
Apr-2025	$1,162,350	$1,097,541	$1,389,423	$1,414,657	$1,218,878
Apr-2026	$1,369,408	$1,142,064	$1,820,315	$1,853,948	$1,394,111

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	17.81%	9.65%
Bloomberg U.S. Aggregate Bond Index	4.06%	3.97%
Russell 3000® Index	31.01%	19.18%
S&P 500® Index	31.05%	19.82%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	10.74%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$599,012,095
  Number of Portfolio Holdings156
  Advisory Fee (net of waivers)$1,827,165
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Income Opportunity Fund - Ultra Shares (WHGOX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGOX

Westwood Multi-Asset Income Fund

Institutional Shares (WHGHX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.69%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection in common equity was the largest contributor to relative outperformance, followed by allocation to off-benchmark ADRs, REITs and MLPs. The Fund’s allocation to convertible securities mitigated a portion of the outperformance within the sleeve.

The fixed income sleeve also contributed to the Fund’s relative outperformance, primarily driven by strong allocation within the asset class, aided by the effect of shifts in the yield curve on corporate bonds during the trailing period. The largest detractor from performance within the asset class was the effect that changes in spreads had on corporate bonds during the period, with high-yield corporate bonds serving as the largest detractor from relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$500,000
$400,000
$300,000
$200,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Multi-Asset Income Fund - Institutional Shares - $180,717
Bloomberg U.S. Aggregate Bond Index - $118,027
Russell 3000® Index - $396,008
S&P 500® Index - $413,787
Westwood -80%Bloom US Agg/20%S&P500TR - $154,244

Table Summary
	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Apr-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2017	$107,186	$100,829	$118,583	$117,918	$104,093
Apr-2018	$110,056	$100,507	$134,055	$133,562	$106,524
Apr-2019	$115,638	$105,824	$151,056	$151,585	$114,094
Apr-2020	$114,059	$117,297	$149,482	$152,893	$124,619
Apr-2021	$143,572	$116,984	$225,597	$223,196	$134,436
Apr-2022	$135,940	$107,026	$218,571	$223,672	$125,437
Apr-2023	$136,277	$106,569	$221,856	$229,631	$125,916
Apr-2024	$146,728	$105,004	$271,332	$281,669	$129,770
Apr-2025	$158,648	$113,426	$302,268	$315,741	$141,329
Apr-2026	$180,717	$118,027	$396,008	$413,787	$154,244

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	13.91%	4.71%	6.10%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood -80%Bloom US Agg/20%S&P500TR	9.14%	2.79%	4.43%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$109,828,121
  Number of Portfolio Holdings154
  Advisory Fee (net of waivers)$239,986
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.1%
Common Stocks	21.4%
Convertible Bonds	3.0%
Corporate Bonds	60.5%
Exchange-Traded Funds	3.6%
Foreign Governments	1.4%
Money Market Funds	1.1%
Preferred Stocks	2.2%
U.S. Government & Agencies	4.7%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 16.9%
Communications 11.9%
Energy 10.8%
Industrials 9.9%
Real Estate 8.7%
Technology 8.5%
Consumer Discretionary 8.3%
Health Care 4.7%
U.S. Government & Agencies 4.6%
Exchange-Traded Funds 3.5%
Materials 2.8%
Consumer Staples 2.4%
Collateralized Mortgage Obligations 2.0%
Foreign Governments 1.4%
Money Market Funds 1.1%
Utilities 0.9%
Other Assets in Excess of Liabilities 1.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Utilities	0.9%
Money Market Funds	1.1%
Foreign Governments	1.4%
Collateralized Mortgage Obligations	2.0%
Consumer Staples	2.4%
Materials	2.8%
Exchange-Traded Funds	3.5%
U.S. Government & Agencies	4.6%
Health Care	4.7%
Consumer Discretionary	8.3%
Technology	8.5%
Real Estate	8.7%
Industrials	9.9%
Energy	10.8%
Communications	11.9%
Financials	16.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CME Ultra Long-Term U.S. Treasury Bond Future	6.6%
10-Year U.S. Treasury Note Future	3.8%
CME Euro Foreign Exchange Currency Future	2.0%
U.S. Treasury Bill, 3.656%, due 05/21/26	1.8%
Westwood Enhanced Income Opportunity ETF	1.8%
Alphabet, Inc.	1.6%
Northern Oil and Gas, Inc., 7.875%, due 10/15/33	1.3%
NVIDIA Corporation	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Multi-Asset Income Fund - Institutional Shares (WHGHX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WHGHX

Westwood Multi-Asset Income Fund

A Class Shares (WSDAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$45	0.90%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection in common equity was the largest contributor to relative outperformance, followed by allocation to off-benchmark ADRs, REITs and MLPs. The Fund’s allocation to convertible securities mitigated a portion of the outperformance within the sleeve.

The fixed income sleeve also contributed to the Fund’s relative outperformance, primarily driven by strong allocation within the asset class, aided by the effect of shifts in the yield curve on corporate bonds during the trailing period. The largest detractor from performance within the asset class was the effect that changes in spreads had on corporate bonds during the period, with high-yield corporate bonds serving as the largest detractor from relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Multi-Asset Income Fund - A Class Shares - $17,168
Bloomberg U.S. Aggregate Bond Index - $11,803
Russell 3000® Index - $39,601
S&P 500® Index - $41,379
Westwood -80%Bloom US Agg/20%S&P500TR - $15,424

Table Summary
	Westwood Multi-Asset Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Apr-2016	$9,704	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,375	$10,083	$11,858	$11,792	$10,409
Apr-2018	$10,633	$10,051	$13,406	$13,356	$10,652
Apr-2019	$11,162	$10,582	$15,106	$15,158	$11,409
Apr-2020	$10,995	$11,730	$14,948	$15,289	$12,462
Apr-2021	$13,806	$11,698	$22,560	$22,320	$13,444
Apr-2022	$13,032	$10,703	$21,857	$22,367	$12,544
Apr-2023	$13,035	$10,657	$22,186	$22,963	$12,592
Apr-2024	$13,997	$10,500	$27,133	$28,167	$12,977
Apr-2025	$15,102	$11,343	$30,227	$31,574	$14,133
Apr-2026	$17,168	$11,803	$39,601	$41,379	$15,424

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	13.68%	4.46%	5.87%
With LoadFootnote Reference*	10.25%	3.82%	5.55%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood -80%Bloom US Agg/20%S&P500TR	9.14%	2.79%	4.43%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$109,828,121
  Number of Portfolio Holdings154
  Advisory Fee (net of waivers)$239,986
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.1%
Common Stocks	21.4%
Convertible Bonds	3.0%
Corporate Bonds	60.5%
Exchange-Traded Funds	3.6%
Foreign Governments	1.4%
Money Market Funds	1.1%
Preferred Stocks	2.2%
U.S. Government & Agencies	4.7%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Utilities	0.9%
Money Market Funds	1.1%
Foreign Governments	1.4%
Collateralized Mortgage Obligations	2.0%
Consumer Staples	2.4%
Materials	2.8%
Exchange-Traded Funds	3.5%
U.S. Government & Agencies	4.6%
Health Care	4.7%
Consumer Discretionary	8.3%
Technology	8.5%
Real Estate	8.7%
Industrials	9.9%
Energy	10.8%
Communications	11.9%
Financials	16.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CME Ultra Long-Term U.S. Treasury Bond Future	6.6%
10-Year U.S. Treasury Note Future	3.8%
CME Euro Foreign Exchange Currency Future	2.0%
U.S. Treasury Bill, 3.656%, due 05/21/26	1.8%
Westwood Enhanced Income Opportunity ETF	1.8%
Alphabet, Inc.	1.6%
Northern Oil and Gas, Inc., 7.875%, due 10/15/33	1.3%
NVIDIA Corporation	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Multi-Asset Income Fund - A Class Shares (WSDAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WSDAX

Westwood Alternative Income Fund

Institutional Shares (WMNIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.98%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its representative benchmark. The U.S. convertible bond market was supported by a constructive though more volatile equity environment, declining interest rate uncertainty and improving technicals, as the Federal Reserve shifted from late-2025 easing to holding rates steady through the end of the period. Equity markets entered 2026 at elevated valuation levels following strong 2025 gains, but experienced increased dispersion and drawdowns in the first quarter amid geopolitical tensions and sector-specific rotation, reinforcing the appeal of the convertible securities asymmetric return profile.

Issuance activity in the convertible market remained robust, driven by refinancing needs, artificial intelligence-infrastructure related investment and issuers’ continued preference for flexible capital structures in an environment of still-elevated absolute yields. Credit conditions remained generally stable, with investment-grade and high-yield spreads holding near historically tight levels despite intermittent volatility, sustaining demand for higher-quality convertible issuers and limiting compensation in lower-quality credit segments. Against this backdrop, convertible securities generated attractive risk-adjusted returns, benefiting from equity participation during rallies while demonstrating resilience during periods of market stress and consolidation.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from a net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$175,000
$150,000
$125,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Alternative Income Fund - Institutional Shares - $156,797
Bloomberg U.S. Aggregate Bond Index - $118,027
FTSE 1-Month Treasury Bill Index - $125,358

Table Summary
	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$106,059	$100,829	$100,320
Apr-2018	$105,578	$100,507	$101,439
Apr-2019	$108,755	$105,824	$103,618
Apr-2020	$113,120	$117,297	$105,455
Apr-2021	$125,048	$116,984	$105,538
Apr-2022	$124,134	$107,026	$105,596
Apr-2023	$127,723	$106,569	$108,732
Apr-2024	$134,589	$105,004	$114,662
Apr-2025	$145,319	$113,426	$120,386
Apr-2026	$156,797	$118,027	$125,358

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Institutional Shares	7.90%	4.63%	4.60%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
FTSE 1-Month Treasury Bill Index	4.13%	3.50%	2.29%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$158,834,530
  Number of Portfolio Holdings132
  Advisory Fee (net of waivers)$151,089
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	0.2%
Convertible Bonds	88.9%
Corporate Bonds	5.9%
Money Market Funds	4.4%
Preferred Stocks	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 31.6%
Industrials 20.1%
Health Care 12.3%
Consumer Discretionary 10.0%
Energy 5.9%
Communications 5.2%
Money Market Funds 4.5%
Real Estate 3.6%
Materials 3.4%
Financials 3.0%
Consumer Staples 2.8%
Utilities 2.3%
Liabilities in Excess of Other Assets -4.7%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Utilities	2.3%
Consumer Staples	2.8%
Financials	3.0%
Materials	3.4%
Real Estate	3.6%
Money Market Funds	4.5%
Communications	5.2%
Energy	5.9%
Consumer Discretionary	10.0%
Health Care	12.3%
Industrials	20.1%
Technology	31.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	4.0%
5-Year U.S. Treasury Note Future	3.9%
Seagate HDD Cayman, 3.500%, due 06/1/28	3.6%
DigitalOcean Holdings, Inc., 0.000%, due 08/15/30	3.2%
MKS Instruments, Inc., 1.250%, due 06/1/30	2.7%
ON Semiconductor Corporation, 0.500%, due 03/1/29	2.7%
OSI Systems, Inc., 2.250%, due 08/1/29	2.6%
Microchip Technology, Inc., 0.000%, due 02/15/30	2.5%
Akamai Technologies, Inc., 0.250%, due 05/15/33	2.5%
Solaris Energy Infrastructure, Inc., 0.250%, due 10/1/31	2.4%

Material Fund Changes

Effective February 28, 2026, the 1.00% redemption fee applied to redemptions of Fund shares that had been held for 30 days or less has been eliminated.

Westwood Alternative Income Fund - Institutional Shares (WMNIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WMNIX

Westwood Alternative Income Fund

A Class Shares (WMNAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$56	1.11%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its representative benchmark. The U.S. convertible bond market was supported by a constructive though more volatile equity environment, declining interest rate uncertainty and improving technicals, as the Federal Reserve shifted from late-2025 easing to holding rates steady through the end of the period. Equity markets entered 2026 at elevated valuation levels following strong 2025 gains, but experienced increased dispersion and drawdowns in the first quarter amid geopolitical tensions and sector-specific rotation, reinforcing the appeal of the convertible securities asymmetric return profile.

Issuance activity in the convertible market remained robust, driven by refinancing needs, artificial intelligence-infrastructure related investment and issuers’ continued preference for flexible capital structures in an environment of still-elevated absolute yields. Credit conditions remained generally stable, with investment-grade and high-yield spreads holding near historically tight levels despite intermittent volatility, sustaining demand for higher-quality convertible issuers and limiting compensation in lower-quality credit segments. Against this backdrop, convertible securities generated attractive risk-adjusted returns, benefiting from equity participation during rallies while demonstrating resilience during periods of market stress and consolidation.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from a net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Mar-2020
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Alternative Income Fund - A Class Shares - $13,570
Bloomberg U.S. Aggregate Bond Index - $10,241
FTSE 1-Month Treasury Bill Index - $11,888

Table Summary
	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Apr-2020	$9,871	$10,178	$10,000
Apr-2021	$10,888	$10,151	$10,008
Apr-2022	$10,797	$9,287	$10,014
Apr-2023	$11,092	$9,247	$10,311
Apr-2024	$11,679	$9,111	$10,873
Apr-2025	$12,591	$9,842	$11,416
Apr-2026	$13,570	$10,241	$11,888

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	7.77%	4.50%	5.67%
With LoadFootnote Reference*	4.58%	3.86%	5.15%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	0.39%
FTSE 1-Month Treasury Bill Index	4.13%	3.50%	2.88%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$158,834,530
  Number of Portfolio Holdings132
  Advisory Fee (net of waivers)$151,089
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	0.2%
Convertible Bonds	88.9%
Corporate Bonds	5.9%
Money Market Funds	4.4%
Preferred Stocks	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Utilities	2.3%
Consumer Staples	2.8%
Financials	3.0%
Materials	3.4%
Real Estate	3.6%
Money Market Funds	4.5%
Communications	5.2%
Energy	5.9%
Consumer Discretionary	10.0%
Health Care	12.3%
Industrials	20.1%
Technology	31.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	4.0%
5-Year U.S. Treasury Note Future	3.9%
Seagate HDD Cayman, 3.500%, due 06/1/28	3.6%
DigitalOcean Holdings, Inc., 0.000%, due 08/15/30	3.2%
MKS Instruments, Inc., 1.250%, due 06/1/30	2.7%
ON Semiconductor Corporation, 0.500%, due 03/1/29	2.7%
OSI Systems, Inc., 2.250%, due 08/1/29	2.6%
Microchip Technology, Inc., 0.000%, due 02/15/30	2.5%
Akamai Technologies, Inc., 0.250%, due 05/15/33	2.5%
Solaris Energy Infrastructure, Inc., 0.250%, due 10/1/31	2.4%

Material Fund Changes

Effective February 28, 2026, the 1.00% redemption fee applied to redemptions of Fund shares that had been held for 30 days or less has been eliminated.

Westwood Alternative Income Fund - A Class Shares (WMNAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WMNAX

Westwood Alternative Income Fund

Ultra Shares (WMNUX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$43	0.86%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its representative benchmark. The U.S. convertible bond market was supported by a constructive though more volatile equity environment, declining interest rate uncertainty and improving technicals, as the Federal Reserve shifted from late-2025 easing to holding rates steady through the end of the period. Equity markets entered 2026 at elevated valuation levels following strong 2025 gains, but experienced increased dispersion and drawdowns in the first quarter amid geopolitical tensions and sector-specific rotation, reinforcing the appeal of the convertible securities asymmetric return profile.

Issuance activity in the convertible market remained robust, driven by refinancing needs, artificial intelligence-infrastructure related investment and issuers’ continued preference for flexible capital structures in an environment of still-elevated absolute yields. Credit conditions remained generally stable, with investment-grade and high-yield spreads holding near historically tight levels despite intermittent volatility, sustaining demand for higher-quality convertible issuers and limiting compensation in lower-quality credit segments. Against this backdrop, convertible securities generated attractive risk-adjusted returns, benefiting from equity participation during rallies while demonstrating resilience during periods of market stress and consolidation.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from a net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,750,000
$1,500,000
$1,250,000
$1,000,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Alternative Income Fund - Ultra Shares - $1,583,587
Bloomberg U.S. Aggregate Bond Index - $1,180,271
FTSE 1-Month Treasury Bill Index - $1,253,575

Table Summary
	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Apr-2016	$1,000,000	$1,000,000	$1,000,000
Apr-2017	$1,061,916	$1,008,286	$1,003,196
Apr-2018	$1,058,475	$1,005,067	$1,014,392
Apr-2019	$1,092,174	$1,058,241	$1,036,181
Apr-2020	$1,135,938	$1,172,975	$1,054,554
Apr-2021	$1,256,420	$1,169,841	$1,055,376
Apr-2022	$1,248,431	$1,070,262	$1,055,960
Apr-2023	$1,285,804	$1,065,688	$1,087,319
Apr-2024	$1,356,643	$1,050,040	$1,146,622
Apr-2025	$1,466,963	$1,134,258	$1,203,861
Apr-2026	$1,583,587	$1,180,271	$1,253,575

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Ultra Shares	7.95%	4.74%	4.70%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
FTSE 1-Month Treasury Bill Index	4.13%	3.50%	2.29%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$158,834,530
  Number of Portfolio Holdings132
  Advisory Fee (net of waivers)$151,089
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	0.2%
Convertible Bonds	88.9%
Corporate Bonds	5.9%
Money Market Funds	4.4%
Preferred Stocks	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Utilities	2.3%
Consumer Staples	2.8%
Financials	3.0%
Materials	3.4%
Real Estate	3.6%
Money Market Funds	4.5%
Communications	5.2%
Energy	5.9%
Consumer Discretionary	10.0%
Health Care	12.3%
Industrials	20.1%
Technology	31.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	4.0%
5-Year U.S. Treasury Note Future	3.9%
Seagate HDD Cayman, 3.500%, due 06/1/28	3.6%
DigitalOcean Holdings, Inc., 0.000%, due 08/15/30	3.2%
MKS Instruments, Inc., 1.250%, due 06/1/30	2.7%
ON Semiconductor Corporation, 0.500%, due 03/1/29	2.7%
OSI Systems, Inc., 2.250%, due 08/1/29	2.6%
Microchip Technology, Inc., 0.000%, due 02/15/30	2.5%
Akamai Technologies, Inc., 0.250%, due 05/15/33	2.5%
Solaris Energy Infrastructure, Inc., 0.250%, due 10/1/31	2.4%

Material Fund Changes

Effective February 28, 2026, the 1.00% redemption fee applied to redemptions of Fund shares that had been held for 30 days or less has been eliminated.

Westwood Alternative Income Fund - Ultra Shares (WMNUX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WMNUX

Westwood Salient MLP & Energy Infrastructure Fund

Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	1.05%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$500,000
$400,000
$300,000
$200,000
$100,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares - $279,962
Alerian Midstream Energy Select Index - $354,561
Alerian MLP Index Trust - $267,670
S&P 500® Index - $413,787

Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$126,757	$123,161	$114,081	$117,918
Apr-2018	$109,419	$112,261	$99,845	$133,562
Apr-2019	$115,543	$122,294	$104,913	$151,585
Apr-2020	$82,201	$82,876	$62,123	$152,893
Apr-2021	$110,775	$121,245	$90,373	$223,196
Apr-2022	$137,216	$158,652	$115,075	$223,672
Apr-2023	$139,064	$163,208	$134,382	$229,631
Apr-2024	$176,232	$205,055	$180,689	$281,669
Apr-2025	$213,091	$265,284	$205,087	$315,741
Apr-2026	$279,962	$354,561	$267,670	$413,787

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	31.38%	20.37%	10.84%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,442,177,080
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$5,595,856
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Pipelines 89.6%
Affiliated Exchange-Traded Funds 4.0%
Power Equipment 2.7%
Independent Power Producers 2.5%
Renewable Energy Infrastructure 0.9%
Money Market Funds 0.3%

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SMLPX

Westwood Salient MLP & Energy Infrastructure Fund

A Class Shares (SMAPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$73	1.30%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

$50,000
$40,000
$30,000
$20,000
$10,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares - $25,913
Alerian Midstream Energy Select Index - $35,456
Alerian MLP Index Trust - $26,767
S&P 500® Index - $41,379

Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$9,454	$10,000	$10,000	$10,000
Apr-2017	$11,970	$12,316	$11,408	$11,792
Apr-2018	$10,315	$11,226	$9,985	$13,356
Apr-2019	$10,867	$12,229	$10,491	$15,158
Apr-2020	$7,709	$8,288	$6,212	$15,289
Apr-2021	$10,377	$12,124	$9,037	$22,320
Apr-2022	$12,815	$15,865	$11,508	$22,367
Apr-2023	$12,969	$16,321	$13,438	$22,963
Apr-2024	$16,392	$20,505	$18,069	$28,167
Apr-2025	$19,768	$26,528	$20,509	$31,574
Apr-2026	$25,913	$35,456	$26,767	$41,379

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	31.09%	20.09%	10.61%
With LoadFootnote Reference*	25.83%	18.74%	9.99%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$1,442,177,080
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$5,595,856
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares (SMAPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SMAPX

Westwood Salient MLP & Energy Infrastructure Fund

C Class Shares (SMFPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$115	2.05%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares - $25,375
Alerian Midstream Energy Select Index - $35,456
Alerian MLP Index Trust - $26,767
S&P 500® Index - $41,379

Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$12,565	$12,316	$11,408	$11,792
Apr-2018	$10,743	$11,226	$9,985	$13,356
Apr-2019	$11,229	$12,229	$10,491	$15,158
Apr-2020	$7,911	$8,288	$6,212	$15,289
Apr-2021	$10,555	$12,124	$9,037	$22,320
Apr-2022	$12,933	$15,865	$11,508	$22,367
Apr-2023	$12,992	$16,321	$13,438	$22,963
Apr-2024	$16,296	$20,505	$18,069	$28,167
Apr-2025	$19,511	$26,528	$20,509	$31,574
Apr-2026	$25,375	$35,456	$26,767	$41,379

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	30.05%	19.17%	9.76%
With CDSC	29.05%	19.17%	9.76%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,442,177,080
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$5,595,856
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares (SMFPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SMFPX

Westwood Salient MLP & Energy Infrastructure Fund

Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$54	0.95%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$5,000,000
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
Jan-2016
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares - $3,086,567
Alerian Midstream Energy Select Index - $4,144,239
Alerian MLP Index Trust - $2,803,724
S&P 500® Index - $4,274,341

Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$1,092,745	$1,168,838	$1,047,455	$1,032,981
Apr-2017	$1,387,615	$1,439,557	$1,194,947	$1,218,076
Apr-2018	$1,198,787	$1,312,148	$1,045,832	$1,379,665
Apr-2019	$1,268,510	$1,429,422	$1,098,914	$1,565,844
Apr-2020	$901,945	$968,686	$650,712	$1,579,357
Apr-2021	$1,216,222	$1,417,154	$946,615	$2,305,577
Apr-2022	$1,507,810	$1,854,389	$1,205,364	$2,310,488
Apr-2023	$1,529,288	$1,907,642	$1,407,588	$2,372,046
Apr-2024	$1,939,676	$2,396,757	$1,892,632	$2,909,591
Apr-2025	$2,347,151	$3,100,741	$2,148,197	$3,261,540
Apr-2026	$3,086,567	$4,144,239	$2,803,724	$4,274,341

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	31.50%	20.47%	10.94%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,442,177,080
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$5,595,856
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SMRPX

Westwood Real Estate Income Fund

Institutional Shares (KIFYX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.87%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund outperformed its representative benchmark. U.S. REIT markets operated in a transitional environment, amid moderating—though still volatile—interest rates, widening performance dispersion across property types and improving visibility into economic growth as monetary policy moved from late-2025 easing toward a holding pattern in early 2026. REIT equities faced episodic volatility tied to fluctuations in Treasuries and geopolitical developments yet demonstrated resilience relative to broader equities during periods of market stress in the first quarter of 2026.

Office properties continued to face structural headwinds stemming from elevated vacancies, subdued leasing activity and shifts in workplace utilization, resulting in underperformance within the sector. Industrial REITs saw mixed results as new supply deliveries weighed on near-term fundamentals in select markets, partially offset by longer-term logistics and data-infrastructure demand. In contrast, Residential and Retail sectors showed comparatively stronger fundamentals, supported by steady occupancy, moderating supply pipelines and resilient consumer spending, contributing to improved relative stability during the trailing period.

The Fund’s allocation to off-benchmark equity and convertible allocation was the largest contributor to relative performance, while REIT preferred securities remained comparatively stable despite broader sector uncertainty and also contributed meaningfully to the Fund’s relative outperformance. Preferreds benefited from their senior capital position and contractual income streams, which helped dampen volatility relative to common equity and supported attractive risk-adjusted returns in a range-bound rate environment. Strong selection within preferred holdings drove returns and contributed meaningfully to the Fund’s outperformance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$175,000
$150,000
$125,000
$100,000
$75,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Real Estate Income Fund - Institutional Shares - $151,156
Bloomberg U.S. Aggregate Bond Index - $118,027
ICE BofA Fixed Rate Preferred Securities Index - $145,415

Table Summary
	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$112,716	$100,829	$106,500
Apr-2018	$106,292	$100,507	$108,601
Apr-2019	$116,610	$105,824	$116,059
Apr-2020	$95,600	$117,297	$120,466
Apr-2021	$128,889	$116,984	$133,291
Apr-2022	$131,153	$107,026	$119,835
Apr-2023	$123,209	$106,569	$121,967
Apr-2024	$131,833	$105,004	$130,297
Apr-2025	$140,025	$113,426	$135,345
Apr-2026	$151,156	$118,027	$145,415

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	7.95%	3.24%	4.22%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
ICE BofA Fixed Rate Preferred Securities Index	7.44%	1.76%	3.82%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$242,562,764
  Number of Portfolio Holdings46
  Advisory Fee $859,442
  Portfolio Turnover33%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	27.8%
Money Market Funds	1.7%
Preferred Stocks	70.5%

What did the Fund invest in?

Industry Weighting (% of net assets)

Hotels 18.5%
Office 8.8%
Healthcare 7.0%
Storage 7.0%
Diversified 6.7%
Retail 5.9%
Residential 5.7%
Specialized 5.6%
Home Construction 4.4%
Shopping Centers 4.3%
Mortgage 3.9%
Infrastructure 3.7%
Industrial 3.6%
Banking 3.0%
Multi-Asset Class 3.0%
Specialty Finance 3.0%
Other Industries 6.4%
Liabilities in Excess of Other Assets -0.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Other Industries	6.4%
Specialty Finance	3.0%
Multi-Asset Class	3.0%
Banking	3.0%
Industrial	3.6%
Infrastructure	3.7%
Mortgage	3.9%
Shopping Centers	4.3%
Home Construction	4.4%
Specialized	5.6%
Residential	5.7%
Retail	5.9%
Diversified	6.7%
Storage	7.0%
Healthcare	7.0%
Office	8.8%
Hotels	18.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.4%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
RLJ Lodging Trust, 7.80% - Series A	3.9%
COPT Defense Properties	3.9%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
Crown Castle, Inc.	3.7%
Pebblebrook Hotel Trust, 5.70% - Series H	3.6%
LXP Industrial Trust, 6.50% - Series C	3.6%
National Storage Affiliates Trust, 6.00% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Real Estate Income Fund - Institutional Shares (KIFYX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-KIFYX

Westwood Real Estate Income Fund

A Class Shares (KIFAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$59	1.17%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund outperformed its representative benchmark. U.S. REIT markets operated in a transitional environment, amid moderating—though still volatile—interest rates, widening performance dispersion across property types and improving visibility into economic growth as monetary policy moved from late-2025 easing toward a holding pattern in early 2026. REIT equities faced episodic volatility tied to fluctuations in Treasuries and geopolitical developments yet demonstrated resilience relative to broader equities during periods of market stress in the first quarter of 2026.

Office properties continued to face structural headwinds stemming from elevated vacancies, subdued leasing activity and shifts in workplace utilization, resulting in underperformance within the sector. Industrial REITs saw mixed results as new supply deliveries weighed on near-term fundamentals in select markets, partially offset by longer-term logistics and data-infrastructure demand. In contrast, Residential and Retail sectors showed comparatively stronger fundamentals, supported by steady occupancy, moderating supply pipelines and resilient consumer spending, contributing to improved relative stability during the trailing period.

The Fund’s allocation to off-benchmark equity and convertible allocation was the largest contributor to relative performance, while REIT preferred securities remained comparatively stable despite broader sector uncertainty and also contributed meaningfully to the Fund’s relative outperformance. Preferreds benefited from their senior capital position and contractual income streams, which helped dampen volatility relative to common equity and supported attractive risk-adjusted returns in a range-bound rate environment. Strong selection within preferred holdings drove returns and contributed meaningfully to the Fund’s outperformance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$15,000
$10,000
$5,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Real Estate Income Fund - A Class Shares - $13,762
Bloomberg U.S. Aggregate Bond Index - $11,803
ICE BofA Fixed Rate Preferred Securities Index - $14,542

Table Summary
	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2016	$9,426	$10,000	$10,000
Apr-2017	$10,585	$10,083	$10,650
Apr-2018	$9,940	$10,051	$10,860
Apr-2019	$10,871	$10,582	$11,606
Apr-2020	$8,874	$11,730	$12,047
Apr-2021	$11,925	$11,698	$13,329
Apr-2022	$12,084	$10,703	$11,984
Apr-2023	$11,302	$10,657	$12,197
Apr-2024	$12,077	$10,500	$13,030
Apr-2025	$12,784	$11,343	$13,535
Apr-2026	$13,762	$11,803	$14,542

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	7.65%	2.91%	3.86%
With LoadFootnote Reference*	4.44%	1.70%	3.24%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
ICE BofA Fixed Rate Preferred Securities Index	7.44%	1.76%	3.82%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$242,562,764
  Number of Portfolio Holdings46
  Advisory Fee $859,442
  Portfolio Turnover33%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	27.8%
Money Market Funds	1.7%
Preferred Stocks	70.5%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Other Industries	6.4%
Specialty Finance	3.0%
Multi-Asset Class	3.0%
Banking	3.0%
Industrial	3.6%
Infrastructure	3.7%
Mortgage	3.9%
Shopping Centers	4.3%
Home Construction	4.4%
Specialized	5.6%
Residential	5.7%
Retail	5.9%
Diversified	6.7%
Storage	7.0%
Healthcare	7.0%
Office	8.8%
Hotels	18.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.4%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
RLJ Lodging Trust, 7.80% - Series A	3.9%
COPT Defense Properties	3.9%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
Crown Castle, Inc.	3.7%
Pebblebrook Hotel Trust, 5.70% - Series H	3.6%
LXP Industrial Trust, 6.50% - Series C	3.6%
National Storage Affiliates Trust, 6.00% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Real Estate Income Fund - A Class Shares (KIFAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-KIFAX

Westwood Broadmark Tactical Growth Fund

Institutional Shares (FTGWX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	1.28%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund outperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

From the beginning of the period through January 2026, exposure to the market was increased as the investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in the last month of the period as momentum, market breadth, sentiment and volume showed improvement.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive for the majority of the period, before turning neutral to end the period as conflict in the Middle East sent oil and other commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$500,000
$400,000
$300,000
$200,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Broadmark Tactical Growth Fund - Institutional Shares - $165,794
HFRX Equity Hedge Index - $170,153
S&P 500® Index - $413,787

Table Summary
	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$108,504	$106,638	$117,918
Apr-2018	$114,581	$114,082	$133,562
Apr-2019	$117,929	$109,558	$151,585
Apr-2020	$122,586	$102,980	$152,893
Apr-2021	$140,545	$125,745	$223,196
Apr-2022	$135,617	$130,664	$223,672
Apr-2023	$131,597	$130,953	$229,631
Apr-2024	$135,124	$141,590	$281,669
Apr-2025	$143,032	$149,160	$315,741
Apr-2026	$165,794	$170,153	$413,787

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	15.91%	3.36%	5.19%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$184,361,891
  Number of Portfolio Holdings10
  Advisory Fee $960,187
  Portfolio Turnover66%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.8%
Money Market Funds	44.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Broadmark Tactical Growth Fund - Institutional Shares (FTGWX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-FTGWX

Westwood Broadmark Tactical Growth Fund

A Class Shares (FTAGX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$81	1.58%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund outperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

From the beginning of the period through January 2026, exposure to the market was increased as the investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in the last month of the period as momentum, market breadth, sentiment and volume showed improvement.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive for the majority of the period, before turning neutral to end the period as conflict in the Middle East sent oil and other commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Broadmark Tactical Growth Fund - A Class Shares - $15,041
HFRX Equity Hedge Index - $17,015
S&P 500® Index - $41,379

Table Summary
	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$9,426	$10,000	$10,000
Apr-2017	$10,175	$10,664	$11,792
Apr-2018	$10,694	$11,408	$13,356
Apr-2019	$10,961	$10,956	$15,158
Apr-2020	$11,348	$10,298	$15,289
Apr-2021	$12,957	$12,575	$22,320
Apr-2022	$12,451	$13,066	$22,367
Apr-2023	$12,038	$13,095	$22,963
Apr-2024	$12,331	$14,159	$28,167
Apr-2025	$13,017	$14,916	$31,574
Apr-2026	$15,041	$17,015	$41,379

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	15.55%	3.03%	4.78%
With LoadFootnote Reference*	10.91%	1.81%	4.17%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$184,361,891
  Number of Portfolio Holdings10
  Advisory Fee $960,187
  Portfolio Turnover66%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.8%
Money Market Funds	44.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Broadmark Tactical Growth Fund - A Class Shares (FTAGX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-FTAGX

Westwood Broadmark Tactical Growth Fund

C Class Shares (FTGOX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$114	2.23%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund outperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

From the beginning of the period through January 2026, exposure to the market was increased as the investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in the last month of the period as momentum, market breadth, sentiment and volume showed improvement.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive for the majority of the period, before turning neutral to end the period as conflict in the Middle East sent oil and other commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Broadmark Tactical Growth Fund - C Class Shares - $15,049
HFRX Equity Hedge Index - $17,015
S&P 500® Index - $41,379

Table Summary
	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,745	$10,664	$11,792
Apr-2018	$11,244	$11,408	$13,356
Apr-2019	$11,441	$10,956	$15,158
Apr-2020	$11,783	$10,298	$15,289
Apr-2021	$13,378	$12,575	$22,320
Apr-2022	$12,787	$13,066	$22,367
Apr-2023	$12,291	$13,095	$22,963
Apr-2024	$12,501	$14,159	$28,167
Apr-2025	$13,108	$14,916	$31,574
Apr-2026	$15,049	$17,015	$41,379

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	14.81%	2.38%	4.17%
With CDSC	13.81%	2.38%	4.17%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$184,361,891
  Number of Portfolio Holdings10
  Advisory Fee $960,187
  Portfolio Turnover66%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.8%
Money Market Funds	44.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Broadmark Tactical Growth Fund - C Class Shares (FTGOX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-FTGOX

Westwood Broadmark Tactical Plus Fund

Institutional Shares (SBTIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	1.20%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

Through January 2026, exposure to the market was increased as the Investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in April as momentum, market breadth, sentiment and volume showed improvement. Relative to the Tactical Growth Fund, the Tactical Plus Fund maintained higher exposure to the market throughout the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive before turning neutral to end the period as conflict in the Middle East sent commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$500,000
$400,000
$300,000
$200,000
$100,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Broadmark Tactical Plus Fund - Institutional Shares - $155,203
HFRX Equity Hedge Index - $170,153
S&P 500® Index - $413,787

Table Summary
	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$108,742	$106,638	$117,918
Apr-2018	$116,789	$114,082	$133,562
Apr-2019	$126,591	$109,558	$151,585
Apr-2020	$127,562	$102,980	$152,893
Apr-2021	$144,138	$125,745	$223,196
Apr-2022	$144,378	$130,664	$223,672
Apr-2023	$144,153	$130,953	$229,631
Apr-2024	$150,748	$141,590	$281,669
Apr-2025	$146,558	$149,160	$315,741
Apr-2026	$155,203	$170,153	$413,787

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	5.90%	1.49%	4.49%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$64,382,681
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$249,378
  Portfolio Turnover23%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	71.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Broadmark Tactical Plus Fund - Institutional Shares (SBTIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SBTIX

Westwood Broadmark Tactical Plus Fund

A Class Shares (SBTAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$73	1.45%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

Through January 2026, exposure to the market was increased as the Investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in April as momentum, market breadth, sentiment and volume showed improvement. Relative to the Tactical Growth Fund, the Tactical Plus Fund maintained higher exposure to the market throughout the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive before turning neutral to end the period as conflict in the Middle East sent commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
$0
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Broadmark Tactical Plus Fund - A Class Shares - $14,325
HFRX Equity Hedge Index - $17,015
S&P 500® Index - $41,379

Table Summary
	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$9,447	$10,000	$10,000
Apr-2017	$10,257	$10,664	$11,792
Apr-2018	$10,992	$11,408	$13,356
Apr-2019	$11,879	$10,956	$15,158
Apr-2020	$11,952	$10,298	$15,289
Apr-2021	$13,466	$12,575	$22,320
Apr-2022	$13,455	$13,066	$22,367
Apr-2023	$13,406	$13,095	$22,963
Apr-2024	$13,988	$14,159	$28,167
Apr-2025	$13,552	$14,916	$31,574
Apr-2026	$14,325	$17,015	$41,379

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	5.70%	1.24%	4.25%
With Load*	2.52%	0.11%	3.66%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$64,382,681
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$249,378
  Portfolio Turnover23%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	71.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Broadmark Tactical Plus Fund - A Class Shares (SBTAX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SBTAX

Westwood Broadmark Tactical Plus Fund

F Class Shares (BTPIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$45	0.89%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

Through January 2026, exposure to the market was increased as the Investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in April as momentum, market breadth, sentiment and volume showed improvement. Relative to the Tactical Growth Fund, the Tactical Plus Fund maintained higher exposure to the market throughout the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive before turning neutral to end the period as conflict in the Middle East sent commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026
Westwood Broadmark Tactical Plus Fund - F Class Shares - $16,000
HFRX Equity Hedge Index - $17,015
S&P 500® Index - $41,379

Table Summary
	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,907	$10,664	$11,792
Apr-2018	$11,756	$11,408	$13,356
Apr-2019	$12,776	$10,956	$15,158
Apr-2020	$12,910	$10,298	$15,289
Apr-2021	$14,641	$12,575	$22,320
Apr-2022	$14,713	$13,066	$22,367
Apr-2023	$14,730	$13,095	$22,963
Apr-2024	$15,464	$14,159	$28,167
Apr-2025	$15,065	$14,916	$31,574
Apr-2026	$16,000	$17,015	$41,379

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	6.21%	1.79%	4.81%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$64,382,681
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$249,378
  Portfolio Turnover23%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	71.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Broadmark Tactical Plus Fund - F Class Shares (BTPIX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-BTPIX

Westwood Salient Enhanced Midstream Income ETF

(MDST) NYSE

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$44	0.80%

How did the Fund perform during the reporting period?

       During the trailing period, the Westwood Salient Enhanced Midstream Income ETF underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued AI/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

       The Fund’s underperformance relative to the benchmark was primarily driven by the impact of the covered call overlay, which, by design, limits participation in sharp, short-term rallies in exchange for consistent premium income. On a subsector basis, an underweight allocation to the strong performing LNG subsector led to it being the largest detractor from relative performance for the period, while an overweight allocation to the Gathering & Processing subsector mitigated a portion of the subsector’s relative underperformance stemming from selection.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
04/08/24
04/30/24
04/30/25
04/30/26
Westwood Salient Enhanced Midstream Income ETF - NAV - $14,482
S&P 500® Index - $14,228
Alerian Midstream Energy Select Index - $17,125

Table Summary
	Westwood Salient Enhanced Midstream Income ETF - NAV	S&P 500® Index	Alerian Midstream Energy Select Index
04/08/24	$10,000	$10,000	$10,000
04/30/24	$9,837	$9,685	$9,904
04/30/25	$11,551	$10,857	$12,813
04/30/26	$14,482	$14,228	$17,125

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	25.37%	19.69%
S&P 500® Index	31.05%	18.67%
Alerian Midstream Energy Select Index	33.65%	29.84%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/ for current month-end performance.

Fund Statistics

  Net Assets$247,229,761
  Number of Portfolio Holdings119
  Advisory Fee $765,690
  Portfolio Turnover7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Pipelines 101.3%
Liabilities in Excess of Other Assets -1.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Pipelines	101.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	9.1%
Enbridge, Inc.	8.9%
Williams Companies, Inc. (The)	8.7%
Enterprise Products Partners, L.P.	7.0%
DT Midstream, Inc.	6.5%
Kinder Morgan, Inc.	5.7%
Cheniere Energy, Inc.	5.1%
ONEOK, Inc.	5.1%
South Bow Corporation	5.0%
TC Energy Corporation	5.0%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Salient Enhanced Midstream Income ETF - Fund (MDST)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-MDST

Westwood Salient Enhanced Energy Income ETF

(WEEI) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$47	0.85%

How did the Fund perform during the reporting period?

       For the trailing period, the Westwood Salient Enhanced Energy Income ETF underperformed its representative benchmark, despite delivering a strong absolute return. Performance in the broader energy sector closely tracked oil price movements, which were volatile but largely range-bound through late 2025 as markets repeatedly priced in surplus conditions and global supply growth capped sustained upside for crude prices and upstream equities entering 2026. Geopolitical risk escalated meaningfully in early 2026, including tensions involving Iran, Venezuela and Middle Eastern shipping routes. These developments introduced short-term risk premiums into oil prices, with energy equities experiencing sharp but uneven rallies. Energy equities also served as a macro hedge amid inflation uncertainty and geopolitical instability, attracting tactical flows during periods of broader market stress.

       The Fund’s underperformance relative to its benchmark was primarily driven by the covered call overlay, which, by design, limits participation in sharp, short-term rallies in exchange for consistent premium income. The Fund’s common equity holdings outperformed the benchmark on a relative basis, primarily driven by selection in the E&P subsector. An overweight allocation to the Gathering & Processing and Refining subsectors, both of which provided strong absolute returns for the period, also mitigated a portion of the underperformance from the covered call overlay.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$15,000
$10,000
$5,000
04/30/24
04/30/25
04/30/26
Westwood Salient Enhanced Energy Income ETF - NAV - $12,637
S&P 500® Index - $14,691
S&P Energy Select Sector Index - $13,613

Table Summary
	Westwood Salient Enhanced Energy Income ETF - NAV	S&P 500® Index	S&P Energy Select Sector Index
04/30/24	$10,000	$10,000	$10,000
04/30/25	$9,091	$11,210	$8,897
04/30/26	$12,637	$14,691	$13,613

Average Annual Total Returns as of 4/30/2026

Table Summary
	1 Year	Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	39.01%	12.41%
S&P 500® Index	31.05%	21.20%
S&P Energy Select Sector Index	53.01%	16.68%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/salient-enhanced-energy-income/ for current month-end performance.

Fund Statistics

  Net Assets$73,255,243
  Number of Portfolio Holdings156
  Advisory Fee $184,602
  Portfolio Turnover3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Integrated Oil Companies 37.4%
Exploration & Production 22.0%
Pipelines 15.9%
Refining & Marketing 12.7%
Oilfield Services & Equipment 11.9%
U.S. Oil Royalty Trusts 1.4%
Liabilities in Excess of Other Assets -1.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
U.S. Oil Royalty Trusts	1.4%
Oilfield Services & Equipment	11.9%
Refining & Marketing	12.7%
Pipelines	15.9%
Exploration & Production	22.0%
Integrated Oil Companies	37.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Exxon Mobil Corporation	23.6%
Chevron Corporation	13.8%
ConocoPhillips	6.3%
Valero Energy Corporation	5.4%
SLB Ltd.	5.2%
Williams Companies, Inc. (The)	5.1%
Baker Hughes Company	4.2%
Phillips 66	4.0%
EOG Resources, Inc.	3.9%
Kinder Morgan, Inc.	3.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Salient Enhanced Energy Income ETF - Fund (WEEI)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/salient-enhanced-energy-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-WEEI

Westwood Enhanced Income Opportunity ETF

(YLDW) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Westwood Enhanced Income Opportunity ETF (the "Fund") for the period of December 11, 2025 to April 30, 2026. You can find additional information about the Fund at https://westwoodgroup.com/product/enhanced-income/. You can also request this information by contacting us at (800) 994-0755.

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Enhanced Income Opportunity ETF	$31	0.79%

How did the Fund perform during the reporting period?

     For the trailing period, the Westwood Salient Enhanced Energy Income ETF underperformed its representative benchmark, despite delivering a strong absolute return. Performance in the broader energy sector closely tracked oil price movements, which were volatile but largely range-bound through late 2025 as markets repeatedly priced in surplus conditions and global supply growth capped sustained upside for crude prices and upstream equities entering 2026. Geopolitical risk escalated meaningfully in early 2026, including tensions involving Iran, Venezuela and Middle Eastern shipping routes. These developments introduced short-term risk premiums into oil prices, with energy equities experiencing sharp but uneven rallies. Energy equities also served as a macro hedge amid inflation uncertainty and geopolitical instability, attracting tactical flows during periods of broader market stress.

     The Fund’s underperformance relative to its benchmark was primarily driven by the covered call overlay, which, by design, limits participation in sharp, short-term rallies in exchange for consistent premium income. The Fund’s common equity holdings outperformed the benchmark on a relative basis, primarily driven by selection in the E&P subsector. An overweight allocation to the Gathering & Processing and Refining subsectors, both of which provided strong absolute returns for the period, also mitigated a portion of the underperformance from the covered call overlay.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$11,000
$10,000
Dec-2025
Apr-2026
Westwood Enhanced Income Opportunity ETF - NAV - $10,392
Russell 3000® Index - $10,475

Table Summary
	Westwood Enhanced Income Opportunity ETF - NAV	Russell 3000® Index
Dec-2025	$10,000	$10,000
Apr-2026	$10,392	$10,475

Average Annual Total Returns as of 4/30/2026

Table Summary
Since Inception (December 11, 2025)
Westwood Enhanced Income Opportunity ETF - NAV	3.92%
Russell 3000® Index	4.75%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/enhanced-income/ for current month-end performance.

Fund Statistics

  Net Assets$22,751,931
  Number of Portfolio Holdings139
  Advisory Fee $43,251
  Portfolio Turnover15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 20.1%
Financials 16.8%
U.S. Government & Agencies 9.3%
Exchange-Traded Funds 8.8%
Energy 8.2%
Industrials 7.5%
Health Care 7.1%
Real Estate 4.7%
Communications 4.7%
Utilities 4.5%
Consumer Staples 3.9%
Consumer Discretionary 3.2%
Materials 1.6%
Liabilities in Excess of Other Assets -0.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Materials	1.6%
Consumer Discretionary	3.2%
Consumer Staples	3.9%
Utilities	4.5%
Communications	4.7%
Real Estate	4.7%
Health Care	7.1%
Industrials	7.5%
Energy	8.2%
Exchange-Traded Funds	8.8%
U.S. Government & Agencies	9.3%
Financials	16.8%
Technology	20.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares iBoxx USD High Yield Corporate Bond ETF	4.4%
iShares Broad USD High Yield Corporate Bond ETF	4.4%
Alphabet, Inc. - Class A	3.1%
Gilead Sciences, Inc.	2.5%
NVIDIA Corporation	2.1%
Microsoft Corporation	2.0%
Broadcom, Inc.	1.9%
Oracle Corporation	1.9%
Wells Fargo & Company	1.9%
JPMorgan Chase & Company	1.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Westwood Enhanced Income Opportunity ETF - Fund (YLDW)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/enhanced-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-YLDW

(b).	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Westwood Salient Enhanced Midstream Income ETF
Westwood Salient Enhanced Energy Income ETF
Westwood Enhanced Income Opportunity ETF

Semi-Annual Financial Statements
and Additional Information	April 30, 2026

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments
Westwood Salient Enhanced Midstream Income ETF	1
Westwood Salient Enhanced Energy Income ETF	5
Westwood Enhanced Income Opportunity ETF	10
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	22
Additional Information	35
Other Federal Tax Information	43

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
MASTER LIMITED PARTNERSHIPS — 23.5% (a)
	Shares	Value
Pipelines — 23.5%
Delek Logistics Partners, L.P. (b)	21,767	$1,156,481
Energy Transfer, L.P. (b)	1,113,413	22,479,808
Enterprise Products Partners, L.P. (b)	444,565	17,204,666
Genesis Energy, L.P. (b)	21,303	370,459
MPLX, L.P. (b)	196,521	11,058,237
Western Midstream Partners, L.P. (b)	137,148	5,963,195
Total Master Limited Partnerships
(Cost $47,339,948)		$58,232,846

MLP RELATED COMPANIES — 77.8%
Pipelines — 77.8%
Antero Midstream Corporation (b)	507,520	$11,094,387
Cheniere Energy, Inc. (b)	45,981	12,642,476
DT Midstream, Inc. (b)	108,796	16,100,720
Enbridge, Inc. (b)	397,321	22,019,530
Hess Midstream, L.P. - Class A (b)	261,143	10,210,691
Kinder Morgan, Inc. (b)	430,082	14,136,795
Kinetik Holdings, Inc. (b)	154,194	7,792,965
NextDecade Corporation (b)(c)	276,811	2,167,430
ONEOK, Inc. (b)	135,585	12,536,189
Pembina Pipeline Corporation (b)	250,430	11,650,004
Plains GP Holdings, L.P. - Class A (b)	448,025	10,954,211
South Bow Corporation (b)	360,197	12,333,145
MLP RELATED COMPANIES — continued
	Shares	Value
Pipelines — continued
Targa Resources Corporation (b)	42,786	$11,127,782
TC Energy Corporation (b)	183,720	12,296,380
Venture Global, Inc. - Class A (b)	272,921	3,621,662
Williams Companies, Inc. (The) (b)	282,663	21,570,014
Total MLP Related Companies
(Cost $147,935,219)		$192,254,381

Investments at Value — 101.3%
(Cost $195,275,167)		$250,487,227

Liabilities in Excess of Other Assets — (1.3%)		(3,257,466)

Net Assets — 100.0%		$247,229,761

MLP - Master Limited Partnership

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option. The total value of these securities as of April 30, 2026 was $237,676,358.

(c)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

1

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts
Antero Midstream Corporation, 05/15/26	$24.00	1,143	$2,498,598	$2,286
Antero Midstream Corporation, 05/15/26	25.00	55	120,230	138
Antero Midstream Corporation, 05/15/26	26.00	71	155,206	1,243
Antero Midstream Corporation, 06/18/26	23.00	3,524	7,703,464	123,340
Antero Midstream Corporation, 06/18/26	24.00	28	61,208	560
Cheniere Energy, Inc., 05/15/26	300.00	307	8,440,965	59,558
Cheniere Energy, Inc., 05/15/26	310.00	6	164,970	636
Cheniere Energy, Inc., 05/15/26	320.00	7	192,465	476
Cheniere Energy, Inc., 05/15/26	330.00	5	137,475	255
Cheniere Energy, Inc., 06/18/26	260.00	85	2,337,075	187,595
Cheniere Energy, Inc., 06/18/26	270.00	12	329,940	20,784
Cheniere Energy, Inc., 06/18/26	280.00	12	329,940	15,048
Cheniere Energy, Inc., 06/18/26	290.00	2	54,990	1,744
Delek Logistics Partners, L.P., 05/15/26	55.00	153	812,889	4,590
Delek Logistics Partners, L.P., 05/15/26	60.00	39	207,207	293
Delek Logistics Partners, L.P., 06/18/26	55.00	14	74,382	770
DT Midstream, Inc., 05/15/26	145.00	6	88,794	2,286
DT Midstream, Inc., 05/15/26	150.00	67	991,533	10,586
DT Midstream, Inc., 06/18/26	145.00	954	14,118,246	606,743
DT Midstream, Inc., 06/18/26	150.00	6	88,794	2,400
Enbridge, Inc., 05/15/26	57.50	3,235	17,928,370	54,995
Enbridge, Inc., 05/15/26	60.00	122	676,124	488
Enbridge, Inc., 06/18/26	55.00	296	1,640,432	44,400
Enbridge, Inc., 06/18/26	57.50	121	670,582	6,050
Energy Transfer, L.P., 05/15/26	21.00	9,495	19,170,405	47,475
Energy Transfer, L.P., 06/18/26	20.00	1,020	2,059,380	44,880
Energy Transfer, L.P., 06/18/26	21.00	62	125,178	1,178
Enterprise Products Partners, L.P., 05/15/26	40.00	3,518	13,614,660	49,252
Enterprise Products Partners, L.P., 05/15/26	42.00	201	777,870	603
Enterprise Products Partners, L.P., 05/15/26	43.00	50	193,500	500
Enterprise Products Partners, L.P., 06/18/26	40.00	429	1,660,230	22,308
Enterprise Products Partners, L.P., 06/18/26	41.00	25	96,750	1,400
Genesis Energy, L.P., 05/15/26	20.00	60	104,340	150
Genesis Energy, L.P., 06/18/26	17.50	135	234,765	8,775
Genesis Energy, L.P., 06/18/26	20.00	7	12,173	70
Hess Midstream, L.P. - Class A, 05/15/26	41.00	29	113,390	290
Hess Midstream, L.P. - Class A, 05/15/26	42.00	107	418,370	803
Hess Midstream, L.P. - Class A, 05/15/26	43.00	24	93,840	540
Hess Midstream, L.P. - Class A, 05/15/26	44.00	37	144,670	740
Hess Midstream, L.P. - Class A, 06/18/26	40.00	2,269	8,871,790	136,140
Hess Midstream, L.P. - Class A, 06/18/26	41.00	14	54,740	385
Kinder Morgan, Inc., 05/15/26	36.00	3,491	11,474,917	6,982
Kinder Morgan, Inc., 05/15/26	37.00	109	358,283	55
Kinder Morgan, Inc., 06/18/26	34.00	449	1,475,863	25,144
Kinder Morgan, Inc., 06/18/26	35.00	36	118,332	1,152

The accompanying notes are an integral part of the financial statements.

2

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
Kinetik Holdings, Inc., 05/15/26	$50.00	1,288	$6,509,552	$253,736
Kinetik Holdings, Inc., 05/15/26	55.00	18	90,972	720
Kinetik Holdings, Inc., 06/18/26	50.00	111	560,994	35,520
Kinetik Holdings, Inc., 06/18/26	55.00	47	237,538	5,170
MPLX, L.P., 05/15/26	60.00	38	213,826	190
MPLX, L.P., 05/15/26	65.00	1,626	9,149,502	8,130
MPLX, L.P., 06/18/26	60.00	202	1,136,654	5,252
NextDecade Corporation, 05/15/26	8.00	1,190	931,770	53,550
NextDecade Corporation, 05/15/26	9.00	1,286	1,006,938	19,290
NextDecade Corporation, 06/18/26	8.00	138	108,054	10,350
NextDecade Corporation, 06/18/26	9.00	15	11,745	600
ONEOK, Inc., 05/15/26	95.00	1,018	9,412,428	78,386
ONEOK, Inc., 05/15/26	100.00	30	277,380	540
ONEOK, Inc., 05/15/26	105.00	4	36,984	28
ONEOK, Inc., 06/18/26	90.00	194	1,793,724	89,240
ONEOK, Inc., 06/18/26	95.00	34	314,364	7,650
ONEOK, Inc., 06/18/26	100.00	8	73,968	816
Pembina Pipeline Corporation, 05/15/26	50.00	357	1,660,764	3,570
Pembina Pipeline Corporation, 06/18/26	45.00	1,980	9,210,960	451,439
Pembina Pipeline Corporation, 06/18/26	50.00	42	195,384	1,050
Plains GP Holdings, L.P. - Class A, 05/15/26	25.00	1,182	2,889,990	14,184
Plains GP Holdings, L.P. - Class A, 05/15/26	26.00	114	278,730	342
Plains GP Holdings, L.P. - Class A, 06/18/26	23.00	52	127,140	7,436
Plains GP Holdings, L.P. - Class A, 06/18/26	24.00	2,833	6,926,685	184,145
Plains GP Holdings, L.P. - Class A, 06/18/26	25.00	50	122,250	1,600
Plains GP Holdings, L.P. - Class A, 06/18/26	26.00	25	61,125	500
South Bow Corporation, 05/15/26	35.00	346	1,184,704	12,110
South Bow Corporation, 06/18/26	35.00	3,075	10,528,800	199,875
Targa Resources Corporation, 05/15/26	260.00	320	8,322,560	225,600
Targa Resources Corporation, 05/15/26	270.00	12	312,096	4,320
Targa Resources Corporation, 05/15/26	280.00	5	130,040	700
Targa Resources Corporation, 06/18/26	240.00	42	1,092,336	105,840
Targa Resources Corporation, 06/18/26	250.00	2	52,016	3,630
Targa Resources Corporation, 06/18/26	260.00	23	598,184	27,807
Targa Resources Corporation, 06/18/26	270.00	2	52,016	1,588
TC Energy Corporation, 05/15/26	67.50	1,452	9,718,236	159,720
TC Energy Corporation, 05/15/26	70.00	51	341,343	2,295
TC Energy Corporation, 06/18/26	65.00	232	1,552,776	66,120
TC Energy Corporation, 06/18/26	67.50	10	66,930	2,175
Venture Global, Inc. - Class A, 05/15/26	15.00	15	19,905	780
Venture Global, Inc. - Class A, 05/15/26	20.00	259	343,693	1,813
Venture Global, Inc. - Class A, 06/18/26	12.50	1,002	1,329,654	208,416
Venture Global, Inc. - Class A, 06/18/26	15.00	1,293	1,715,811	148,695
Venture Global, Inc. - Class A, 06/18/26	17.50	23	30,521	1,265
Western Midstream Partners, L.P., 05/15/26	44.00	15	65,220	450

The accompanying notes are an integral part of the financial statements.

3

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
Western Midstream Partners, L.P., 05/15/26	$45.00	26	$113,048	$390
Western Midstream Partners, L.P., 05/15/26	46.00	122	530,456	915
Western Midstream Partners, L.P., 06/18/26	44.00	1,132	4,921,936	72,448
Western Midstream Partners, L.P., 06/18/26	45.00	7	30,436	329
Williams Companies, Inc. (The), 05/15/26	75.00	71	541,801	18,815
Williams Companies, Inc. (The), 05/15/26	80.00	118	900,458	7,080
Williams Companies, Inc. (The), 06/18/26	80.00	2,496	19,046,976	374,400
Total Written Option Contracts
(Premiums $2,984,196)			$237,878,698	$4,377,096

The average monthly notional value of written option contracts during the six months ended April 30, 2026 was $189,578,379.

The accompanying notes are an integral part of the financial statements.

4

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
MLP RELATED COMPANIES — 101.3%
	Shares	Value
Exploration & Production — 22.0%
APA Corporation (a)	19,853	$808,613
ConocoPhillips (a)	36,752	4,622,667
Coterra Energy, Inc. (a)	35,312	1,268,054
Devon Energy Corporation (a)	28,629	1,470,672
Diamondback Energy, Inc. (a)	7,638	1,570,602
EOG Resources, Inc. (a)	20,150	2,832,485
EQT Corporation (a)	27,019	1,623,301
Expand Energy Corporation (a)	10,387	1,061,032
Occidental Petroleum Corporation (a)	13,728	831,642
		16,089,068
Integrated Oil Companies — 37.4%
Chevron Corporation (a)	52,148	10,080,730
Exxon Mobil Corporation (a)	112,197	17,315,363
		27,396,093
Oilfield Services & Equipment — 11.9%
Baker Hughes Company (a)	44,540	3,103,102
Halliburton Company (a)	43,863	1,855,405
SLB Ltd. (a)	66,826	3,801,063
		8,759,570
Pipelines — 15.9%
Kinder Morgan, Inc. (a)	84,611	2,781,164
ONEOK, Inc. (a)	27,403	2,533,681
Targa Resources Corporation (a)	9,973	2,593,778
Williams Companies, Inc. (The) (a)	48,621	3,710,268
		11,618,891
Refining & Marketing — 12.7%
Marathon Petroleum Corporation (a)	9,679	2,403,199
Phillips 66 (a)	16,534	2,962,066
Valero Energy Corporation (a)	15,568	3,932,166
		9,297,431
MLP RELATED COMPANIES — continued
	Shares	Value
U.S. Oil Royalty Trusts — 1.4%
Texas Pacific Land Corporation (a)	2,393	$1,061,702

Investments at Value — 101.3%
(Cost $60,810,408)		$74,222,755

Liabilities in Excess of Other Assets — (1.3%)		(967,512)

Net Assets — 100.0%		$73,255,243

MLP - Master Limited Partnership

(a)	All or a portion of the security covers a written call option. The total value of securities as of April 30, 2026 was $70,290,716.

The accompanying notes are an integral part of the financial statements.

5

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts
APA Corporation, 05/15/26	$42.50	119	$484,687	$14,280
APA Corporation, 05/15/26	45.00	16	65,168	848
APA Corporation, 05/15/26	47.50	6	24,438	159
APA Corporation, 05/15/26	50.00	3	12,219	27
APA Corporation, 06/18/26	37.50	29	118,117	13,485
APA Corporation, 06/18/26	42.50	15	61,095	3,555
Baker Hughes Company, 05/15/26	65.00	320	2,229,440	160,000
Baker Hughes Company, 05/15/26	70.00	48	334,416	9,120
Baker Hughes Company, 06/18/26	65.00	20	139,340	13,200
Baker Hughes Company, 06/18/26	70.00	14	97,538	5,180
Baker Hughes Company, 06/18/26	75.00	21	146,307	3,780
Chevron Corporation, 05/15/26	210.00	8	154,648	760
Chevron Corporation, 05/15/26	220.00	382	7,384,442	13,752
Chevron Corporation, 05/15/26	230.00	41	792,571	697
Chevron Corporation, 05/15/26	240.00	8	154,648	112
Chevron Corporation, 06/18/26	200.00	40	773,240	22,400
Chevron Corporation, 06/18/26	210.00	16	309,296	4,640
ConocoPhillips, 05/15/26	135.00	230	2,892,940	20,700
ConocoPhillips, 05/15/26	140.00	33	415,074	1,056
ConocoPhillips, 05/15/26	145.00	41	515,698	615
ConocoPhillips, 06/18/26	130.00	16	201,248	7,120
ConocoPhillips, 06/18/26	135.00	29	364,762	8,700
Coterra Energy, Inc., 05/15/26	36.00	38	136,458	4,560
Coterra Energy, Inc., 05/15/26	37.00	6	21,546	462
Coterra Energy, Inc., 05/15/26	38.00	25	89,775	1,312
Coterra Energy, Inc., 05/15/26	39.00	27	96,957	878
Coterra Energy, Inc., 05/15/26	40.00	11	39,501	440
Coterra Energy, Inc., 06/18/26	34.00	201	721,791	58,290
Coterra Energy, Inc., 06/18/26	36.00	16	57,456	3,240
Coterra Energy, Inc., 06/18/26	38.00	11	39,501	1,133
Devon Energy Corporation, 05/15/26	52.50	42	215,754	5,964
Devon Energy Corporation, 05/15/26	55.00	18	92,466	1,188
Devon Energy Corporation, 05/15/26	57.50	9	46,233	252
Devon Energy Corporation, 06/18/26	50.00	181	929,797	67,875
Devon Energy Corporation, 06/18/26	52.50	13	66,781	3,146
Devon Energy Corporation, 06/18/26	55.00	8	41,096	1,288
Diamondback Energy, Inc., 05/15/26	200.00	1	20,563	990
Diamondback Energy, Inc., 05/15/26	210.00	15	308,445	7,020
Diamondback Energy, Inc., 05/15/26	220.00	6	123,378	1,440
Diamondback Energy, Inc., 05/15/26	230.00	1	20,563	67
Diamondback Energy, Inc., 06/18/26	200.00	43	884,209	60,200
Diamondback Energy, Inc., 06/18/26	210.00	3	61,689	2,580
Diamondback Energy, Inc., 06/18/26	220.00	3	61,689	1,605
EOG Resources, Inc., 05/15/26	150.00	123	1,729,011	14,145
EOG Resources, Inc., 05/15/26	155.00	3	42,171	165

The accompanying notes are an integral part of the financial statements.

6

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
EOG Resources, Inc., 05/15/26	$160.00	19	$267,083	$437
EOG Resources, Inc., 06/18/26	135.00	16	224,912	15,520
EOG Resources, Inc., 06/18/26	140.00	14	196,798	10,318
EOG Resources, Inc., 06/18/26	145.00	10	140,570	5,200
EOG Resources, Inc., 06/18/26	150.00	6	84,342	2,016
EQT Corporation, 05/15/26	65.00	4	24,032	112
EQT Corporation, 05/15/26	67.50	4	24,032	48
EQT Corporation, 05/15/26	70.00	149	895,192	745
EQT Corporation, 05/15/26	72.50	42	252,336	378
EQT Corporation, 05/15/26	75.00	4	24,032	20
EQT Corporation, 06/18/26	62.50	41	246,328	8,938
EQT Corporation, 06/18/26	65.00	12	72,096	1,524
Expand Energy Corporation, 05/15/26	115.00	1	10,215	15
Expand Energy Corporation, 05/15/26	120.00	2	20,430	30
Expand Energy Corporation, 05/15/26	125.00	29	296,235	290
Expand Energy Corporation, 06/18/26	105.00	63	643,545	21,357
Expand Energy Corporation, 06/18/26	110.00	3	30,645	519
Exxon Mobil Corporation, 05/15/26	170.00	689	10,633,337	45,474
Exxon Mobil Corporation, 05/15/26	175.00	116	1,790,228	3,596
Exxon Mobil Corporation, 05/15/26	185.00	88	1,358,104	880
Exxon Mobil Corporation, 05/15/26	190.00	18	277,794	216
Exxon Mobil Corporation, 06/18/26	160.00	120	1,851,960	54,960
Exxon Mobil Corporation, 06/18/26	165.00	34	524,722	10,778
Halliburton Company, 05/15/26	40.00	7	29,610	1,925
Halliburton Company, 05/15/26	41.00	58	245,340	11,020
Halliburton Company, 05/15/26	42.00	41	173,430	6,150
Halliburton Company, 05/15/26	43.00	7	29,610	693
Halliburton Company, 05/15/26	44.00	7	29,610	427
Halliburton Company, 06/18/26	39.00	236	998,280	102,188
Halliburton Company, 06/18/26	40.00	27	114,210	9,612
Halliburton Company, 06/18/26	43.00	13	54,990	2,548
Halliburton Company, 06/18/26	44.00	20	84,600	3,060
Kinder Morgan, Inc., 05/15/26	35.00	499	1,640,213	2,495
Kinder Morgan, Inc., 05/15/26	36.00	89	292,543	178
Kinder Morgan, Inc., 05/15/26	37.00	67	220,229	33
Kinder Morgan, Inc., 05/15/26	38.00	13	42,731	65
Kinder Morgan, Inc., 06/18/26	34.00	96	315,552	5,376
Kinder Morgan, Inc., 06/18/26	35.00	39	128,193	1,248
Marathon Petroleum Corporation, 05/15/26	250.00	58	1,440,082	51,620
Marathon Petroleum Corporation, 05/15/26	260.00	3	74,487	1,458
Marathon Petroleum Corporation, 05/15/26	270.00	15	372,435	3,600
Marathon Petroleum Corporation, 05/15/26	280.00	1	24,829	85
Marathon Petroleum Corporation, 06/18/26	220.00	1	24,829	3,080
Marathon Petroleum Corporation, 06/18/26	240.00	9	223,461	16,317
Marathon Petroleum Corporation, 06/18/26	250.00	4	99,316	5,268

The accompanying notes are an integral part of the financial statements.

7

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
Occidental Petroleum Corporation, 05/15/26	$65.00	56	$339,248	$5,096
Occidental Petroleum Corporation, 05/15/26	67.50	9	54,522	414
Occidental Petroleum Corporation, 05/15/26	70.00	4	24,232	124
Occidental Petroleum Corporation, 05/15/26	75.00	2	12,116	26
Occidental Petroleum Corporation, 06/18/26	55.00	25	151,450	17,425
Occidental Petroleum Corporation, 06/18/26	60.00	23	139,334	9,200
Occidental Petroleum Corporation, 06/18/26	62.50	7	42,406	2,030
Occidental Petroleum Corporation, 06/18/26	65.00	4	24,232	828
ONEOK, Inc., 05/15/26	95.00	185	1,710,510	14,245
ONEOK, Inc., 05/15/26	100.00	17	157,182	306
ONEOK, Inc., 05/15/26	105.00	8	73,968	56
ONEOK, Inc., 06/18/26	90.00	29	268,134	13,340
ONEOK, Inc., 06/18/26	95.00	12	110,952	2,700
ONEOK, Inc., 06/18/26	100.00	9	83,214	918
Phillips 66, 05/15/26	180.00	3	53,745	1,476
Phillips 66, 05/15/26	190.00	34	609,110	5,270
Phillips 66, 05/15/26	200.00	24	429,960	960
Phillips 66, 05/15/26	210.00	3	53,745	188
Phillips 66, 06/18/26	170.00	85	1,522,775	103,530
Phillips 66, 06/18/26	180.00	8	143,320	5,600
SLB Ltd., 05/15/26	55.00	512	2,912,256	151,040
SLB Ltd., 05/15/26	57.50	10	56,880	1,610
SLB Ltd., 05/15/26	60.00	11	62,568	759
SLB Ltd., 06/18/26	55.00	20	113,760	8,000
SLB Ltd., 06/18/26	60.00	81	460,728	14,742
Targa Resources Corporation, 05/15/26	260.00	54	1,404,432	38,070
Targa Resources Corporation, 05/15/26	270.00	19	494,152	6,840
Targa Resources Corporation, 05/15/26	280.00	1	26,008	140
Targa Resources Corporation, 06/18/26	260.00	17	442,136	20,553
Targa Resources Corporation, 06/18/26	270.00	3	78,024	2,382
Texas Pacific Land Corporation, 05/15/26	490.00	1	44,367	320
Texas Pacific Land Corporation, 05/15/26	560.00	2	88,734	320
Texas Pacific Land Corporation, 05/15/26	600.00	3	133,101	83
Texas Pacific Land Corporation, 06/18/26	470.00	16	709,872	28,800
Valero Energy Corporation, 05/15/26	260.00	26	656,708	16,510
Valero Energy Corporation, 05/15/26	270.00	25	631,450	7,750
Valero Energy Corporation, 05/15/26	280.00	3	75,774	456
Valero Energy Corporation, 06/18/26	230.00	76	1,919,608	209,912
Valero Energy Corporation, 06/18/26	250.00	10	252,580	16,800
Valero Energy Corporation, 06/18/26	260.00	7	176,806	8,715
Williams Companies, Inc. (The), 05/15/26	75.00	8	61,048	2,120

The accompanying notes are an integral part of the financial statements.

8

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
Williams Companies, Inc. (The), 05/15/26	$80.00	65	$496,015	$3,900
Williams Companies, Inc. (The), 05/15/26	85.00	38	289,978	380
Williams Companies, Inc. (The), 06/18/26	80.00	350	2,670,850	52,500
Total Written Option Contracts
(Premiums $1,743,038)			$70,327,700	$1,730,677

The average monthly notional value of written option contracts during the six months ended April 30, 2026 was $47,269,593.

The accompanying notes are an integral part of the financial statements.

9

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 9.3%
	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds — 5.2%
U.S. Treasury Bonds	4.375%	08/15/43	$232,000	$217,119
U.S. Treasury Bonds	4.750%	11/15/53	217,000	208,371
U.S. Treasury Bonds	4.500%	11/15/54	234,000	215,856
U.S. Treasury Bonds	4.625%	02/15/55	163,000	153,507
U.S. Treasury Bonds	4.750%	05/15/55	394,000	378,809
				1,173,662
U.S. Treasury Notes — 4.1%
U.S. Treasury Notes	4.000%	02/28/30	162,000	162,171
U.S. Treasury Notes	3.875%	07/31/30	54,000	53,753
U.S. Treasury Notes	3.750%	01/31/31	70,000	69,202
U.S. Treasury Notes	4.125%	11/15/32	54,000	53,825
U.S. Treasury Notes	4.375%	05/15/34	270,000	271,677
U.S. Treasury Notes	4.625%	02/15/35	322,000	328,767
				939,395
Total U.S. Government & Agencies
(Cost $2,150,140)				$2,113,057

CORPORATE BONDS — 18.6%
Communications — 1.6%
Alphabet, Inc.	5.300%	05/15/65	$108,000	$98,367
Charter Communications Operating, LLC	6.384%	10/23/35	108,000	109,121
Charter Communications Operating, LLC	6.484%	10/23/45	163,000	150,178
				357,661
Consumer Staples — 1.4%
BAT Capital Corporation	7.750%	10/19/32	142,000	162,928
Mars, Inc., 144A	5.700%	05/01/55	54,000	52,544
Pilgrim’s Pride Corporation	6.250%	07/01/33	91,000	95,419
				310,891
Energy — 2.3%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	145,000	152,473
Enbridge, Inc.	7.200%	06/27/54	91,000	97,297
Phillips 66 Company, Series B	6.200%	03/15/56	54,000	54,178
Sempra	6.400%	10/01/54	108,000	108,834
TransCanada Trust	5.600%	03/07/82	108,000	106,681
				519,463
Financials — 9.5%
Ally Financial, Inc.	6.992%	06/13/29	145,000	150,801
Ares Capital Corporation	7.000%	01/15/27	108,000	109,420
Bank of America Corporation	5.518%	10/25/35	108,000	108,802
Bank of America Corporation	6.250%	07/26/73	108,000	109,152
Capital One Financial Corporation (SOFR + 307) (a)(b)	7.624%	10/30/31	91,000	100,466
Citigroup, Inc.	6.174%	05/25/34	91,000	94,803
Golub Capital Private Credit Fund	5.875%	05/01/30	162,000	159,824
Lincoln National Corporation (b)	9.250%	03/01/73	91,000	96,258
Morgan Stanley, Series I	6.296%	10/18/28	108,000	110,733
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	37,000	38,096

The accompanying notes are an integral part of the financial statements.

10

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
APRIL 30, 2026 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Financials — continued
Old National Bancorp (TSFR3M + 220) (a)	5.768%	02/15/36	$140,000	$139,737
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	91,000	95,563
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	91,000	93,700
SBL Holdings, Inc., 144A	7.200%	10/30/34	163,000	150,682
Sixth Street Lending Partners	5.750%	01/15/30	108,000	107,387
State Street Corporation (a)(b)	6.700%	03/15/74	162,000	166,936
U.S. Bancorp (a)(b)	3.700%	01/15/74	163,000	160,427
Wells Fargo & Company, Series W	5.198%	01/23/30	162,000	164,735
				2,157,522
Health Care — 0.4%
Mylan, Inc.	5.200%	04/15/48	127,000	101,357

Real Estate — 0.5%
Kimco Realty OP, LLC	4.850%	03/01/35	108,000	105,995

Technology — 1.5%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	36,000	44,641
Flex Ltd.	6.000%	01/15/28	108,000	110,384
HP, Inc.	6.100%	04/25/35	37,000	38,926
Oracle Corporation	4.800%	09/26/32	54,000	51,347
Oracle Corporation	6.900%	11/09/52	108,000	102,213
				347,511
Utilities — 1.4%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	106,000	109,291
Georgia Power Company	5.250%	03/15/34	108,000	110,048
San Diego Gas & Electric Company, Series CCCC	5.400%	04/15/35	108,000	109,818
				329,157
Total Corporate Bonds
(Cost $4,273,160)				$4,229,562

The accompanying notes are an integral part of the financial statements.

11

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
APRIL 30, 2026 (Unaudited)

COMMON STOCKS — 63.7%
	Shares	Value
Communications — 3.1%
Internet Media & Services — 3.1%
Alphabet, Inc. - Class A (c)	1,851	$712,265

Consumer Discretionary — 3.2%
E-Commerce Discretionary — 1.1%
Amazon.com, Inc. (c)(d)	959	254,193

Retail - Discretionary — 2.1%
Gap, Inc. (The) (c)	9,720	239,014
Home Depot, Inc. (The) (c)	702	230,818
		469,832
Consumer Staples — 2.5%
Retail - Consumer Staples — 1.3%
Walmart, Inc. (c)	2,249	296,711

Tobacco & Cannabis — 1.2%
Philip Morris International, Inc. (c)	1,692	279,298

Energy — 5.9%
Oil & Gas Producers — 4.6%
Energy Transfer, L.P. (c)	20,698	417,893
Enterprise Products Partners, L.P. (c)	7,955	307,859
Kinder Morgan, Inc. (c)	9,629	316,505
		1,042,257
Oil & Gas Services & Equipment — 1.3%
SLB Ltd. (c)	5,093	289,690

Financials — 7.3%
Banking — 5.2%
HSBC Holdings plc - ADR (c)	3,640	334,370
JPMorgan Chase & Company (c)	1,349	422,547
Wells Fargo & Company (c)	5,219	429,159
		1,186,076
Institutional Financial Services — 1.0%
Goldman Sachs Group, Inc. (The) (c)	247	228,171

Specialty Finance — 1.1%
Capital One Financial Corporation (c)	1,313	251,177

Health Care — 6.7%
Biotech & Pharma — 4.3%
Gilead Sciences, Inc. (c)	4,373	572,163
Merck & Company, Inc. (c)	3,652	398,725
		970,888
COMMON STOCKS — continued
	Shares	Value
Health Care — continued
Medical Equipment & Devices — 2.4%
Alcon, Inc. (c)	3,977	$297,758
Medtronic plc (c)	3,114	252,141
		549,899
Industrials — 7.5%
Aerospace & Defense — 4.9%
Boeing Company (The) (c)(d)	1,278	292,700
General Dynamics Corporation (c)	1,062	365,646
Kratos Defense & Security Solutions, Inc. (c)(d)	3,489	219,981
Lockheed Martin Corporation (c)	448	232,051
		1,110,378
Diversified Industrials — 1.5%
Honeywell International, Inc. (c)	1,602	343,357

Transportation & Logistics — 1.1%
FedEx Corporation (c)	631	254,489

Materials — 1.6%
Metals & Mining — 1.6%
Barrick Mining Corporation (c)	9,252	363,974

Real Estate — 4.2%
REITs — 4.2%
Essex Property Trust, Inc. (c)	990	260,578
Prologis, Inc. (c)	1,962	278,643
Ventas, Inc. (c)	4,787	420,586
		959,807
Technology — 18.6%
Semiconductors — 6.3%
Broadcom, Inc. (c)	1,061	442,893
Intel Corporation (c)(d)	3,072	290,243
NVIDIA Corporation (c)	2,393	477,570
QUALCOMM, Inc. (c)	1,283	230,401
		1,441,107
Software — 3.9%
Microsoft Corporation (c)	1,116	455,083
Oracle Corporation (c)	2,683	433,009
		888,092
Technology Hardware — 6.0%
Apple, Inc. (c)	1,133	307,440
Cisco Systems, Inc. (c)	3,960	362,340
Dell Technologies, Inc. - Class C (c)	1,839	384,258
Hewlett Packard Enterprise Company (c)	10,674	307,091
		1,361,129

The accompanying notes are an integral part of the financial statements.

12

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
APRIL 30, 2026 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Technology — continued
Technology Services — 2.4%
FactSet Research Systems, Inc. (c).	1,155	$262,855
International Business Machines Corporation (c)	1,170	270,247
		533,102
Utilities — 3.1%
Electric Utilities — 3.1%
Alliant Energy Corporation (c)	3,942	289,461
WEC Energy Group, Inc. (c)	3,546	418,215
		707,676
Total Common Stocks
(Cost $13,894,323)		$14,493,568

EXCHANGE-TRADED FUNDS — 8.8%
iShares Broad USD High Yield Corporate Bond ETF	26,928	$1,002,529
iShares iBoxx USD High Yield Corporate Bond ETF	12,509	1,005,474
Total Exchange-Traded Funds
(Cost $2,012,912)		$2,008,003

Investments at Value — 100.4%
(Cost $22,330,535)		$22,844,190

Liabilities in Excess of Other Assets — (0.4%)		(92,259)

Net Assets — 100.0%		$22,751,931

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $560,553 as of April 30, 2026, representing 2.5% of net assets.

ADR - American Depositary Receipt

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

plc - Public Limited Company

SOFR - Secured Overnight Financing Rate.

TSFR - CME Term SOR

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security has a perpetual maturity date.

(c)	All or a portion of the security covers a written call option. The total value of these securities as of April 30, 2026 was $13,520,425.

(d)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

13

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts
Alcon, Inc., 06/18/26	$90.00	37	$277,019	$1,110
Alliant Energy Corporation, 07/17/26	75.00	37	271,691	10,545
Alphabet, Inc. - Class A, 07/17/26	410.00	17	654,160	24,140
Amazon.com, Inc., 06/18/26	270.00	9	238,554	9,000
Apple, Inc., 06/18/26	295.00	10	271,350	3,300
Barrick Mining Corporation, 06/18/26	60.00	87	342,258	435
Boeing Company (The), 06/18/26	250.00	12	274,836	4,440
Broadcom, Inc., 06/18/26	480.00	10	417,430	10,330
Capital One Financial Corporation, 06/18/26	250.00	12	229,560	120
Cisco Systems, Inc., 06/18/26	95.00	35	320,250	11,725
Cisco Systems, Inc., 06/18/26	97.50	2	18,300	480
Dell Technologies, Inc., 06/18/26	220.00	17	355,215	24,905
Energy Transfer, L.P., 07/17/26	21.00	196	395,724	6,076
Enterprise Products Partners, L.P., 06/18/26	40.00	75	290,250	3,900
Essex Property Trust, Inc., 07/17/26	270.00	9	236,889	6,570
FactSet Research Systems, Inc., 06/18/26	280.00	10	227,580	2,075
FedEx Corporation, 06/18/26	420.00	5	201,655	5,580
Gap, Inc. (The), 06/18/26	33.00	92	226,228	1,380
General Dynamics Corporation, 06/18/26	380.00	10	344,300	1,470
Gilead Sciences, Inc., 06/18/26	155.00	41	536,444	1,763
Goldman Sachs Group, Inc. (The), 06/18/26	1,040.00	2	184,754	1,130
Hewlett Packard Enterprise Company, 06/18/26	30.00	101	290,577	17,473
Home Depot, Inc. (The), 06/18/26	430.00	6	197,280	114
Honeywell International, Inc., 06/18/26	260.00	15	321,495	1,050
HSBC Holdings plc, 06/18/26	105.00	34	312,324	1,530
Intel Corporation, 09/18/26	125.00	29	273,992	27,260
International Business Machines Corporation, 06/18/26	300.00	11	254,078	363
JPMorgan Chase & Company, 06/18/26	345.00	12	375,876	1,752
Kinder Morgan, Inc., 06/18/26	37.00	91	299,117	910
Kratos Defense & Security Solutions, Inc., 08/21/26	90.00	33	208,065	11,550
Lockheed Martin Corporation, 06/18/26	690.00	4	207,188	420
Medtronic plc, 06/18/26	105.00	29	234,813	406
Merck & Company, Inc., 07/17/26	130.00	34	371,212	2,482
Microsoft Corporation, 06/18/26	455.00	10	407,780	3,750
NVIDIA Corporation, 06/18/26	228.00	22	439,054	8,140
Oracle Corporation, 06/18/26	220.00	25	403,475	4,625
Philip Morris International, Inc., 06/18/26	195.00	16	264,112	600
Prologis, Inc., 06/18/26	155.00	18	255,636	1,080
QUALCOMM, Inc., 09/18/26	210.00	12	215,496	11,700
SLB Ltd., 06/18/26	60.00	48	273,024	8,736
Ventas, Inc., 07/17/26	92.50	45	395,370	8,550

The accompanying notes are an integral part of the financial statements.

14

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued
				Value of
	Strike Price	Contracts	Notional Value	Options
Call Option Contracts — continued
Walmart, Inc., 06/18/26	$140.00	21	$277,053	$5,880
WEC Energy Group, Inc., 07/17/26	125.00	33	389,202	4,785
Wells Fargo & Company, 06/18/26	100.00	49	402,927	294
Total Written Option Contracts
(Premiums $366,488)			$13,383,593	$253,924

The average monthly notional value of written option contracts during the period ended April 30, 2026 was $9,298,525.

The accompanying notes are an integral part of the financial statements.

15

WESTWOOD FUNDS
APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Westwood	Westwood	Westwood
	Salient	Salient	Enhanced
	Enhanced	Enhanced	Income
	Midstream	Energy	Opportunity
	Income ETF	Income ETF	ETF
ASSETS
Investments in securities:
At cost	$195,275,167	$60,810,408	$22,330,535
At value (Note 2)	$250,487,227	$74,222,755	$22,844,190
Cash	2,360,867	1,464,880	164,809
Receivable for investment securities sold	1,043	376	413,449
Dividends receivable	538,963	17,029	110,483
Reclaims receivable	268,949	—	281
Total assets	253,657,049	75,705,040	23,533,212
LIABILITIES
Payable for investment securities purchased	—	—	379,924
Written call options, at value (Notes 2 & 5)
(premiums received $2,984,196, $1,743,038, $366,488)	4,377,096	1,730,677	253,924
Distributions payable	1,895,625	669,375	132,840
Payable to Adviser (Note 4)	154,567	49,745	14,593
Total liabilities	6,427,288	2,449,797	781,281
CONTINGENCIES AND COMMITMENTS (NOTE 9)	—	—	—

NET ASSETS	$247,229,761	$73,255,243	$22,751,931

NET ASSETS CONSIST OF:
Paid-in capital	$212,232,872	$67,455,580	$22,574,823
Accumulated earnings	34,996,889	5,799,663	177,108
NET ASSETS	$247,229,761	$73,255,243	$22,751,931

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	$8,425,000	$3,025,000	$900,000
Net asset value, offering price and redemption price per share (Note 1)	$29.34	$24.22	$25.28

The accompanying notes are an integral part of the financial statements.

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WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2026(a)(Unaudited)

STATEMENTS OF OPERATIONS
	Westwood	Westwood	Westwood
	Salient	Salient	Enhanced
	Enhanced	Enhanced	Income
	Midstream	Energy	Opportunity
	Income ETF	Income ETF	ETF
INVESTMENT INCOME
Distributions from master limited partnerships	$1,544,911	$—	$—
Dividends from master limited partnership related companies	3,181,558	595,852	—
Dividend income	—	—	101,687
Tax reclaims received	140,301	—	281
Foreign withholding taxes on dividends	(301,532)	—	(702)
Interest income	—	—	80,583
Total investment income	4,565,238	595,852	181,849

EXPENSES
Investment management fees (Note 4)	765,690	184,602	43,251

NET INVESTMENT INCOME	3,799,548	411,250	138,598

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS
Net realized gains from investment transactions	1,667,966	138,287	250,184
Net realized losses from foreign currency transactions	(2,351)	—	—
Net realized losses from written option contracts (Note 5)	(13,503,579)	(4,893,106)	(400,278)
Net change in unrealized appreciation (depreciation) on investment transactions	49,045,585	13,301,944	513,655
Net change in unrealized appreciation (depreciation) on foreign currency translations	4,079	—	—
Net change in unrealized appreciation (depreciation) on written option contracts (Note 5)	(2,203,707)	(143,812)	112,564
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS	35,007,993	8,403,313	476,125

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,807,541	$8,814,563	$614,723

(a)	Except for Westwood Enhanced Income Opportunity ETF, which represents the period from the commencement of operations (December 11, 2025) through April 30, 2026.

The accompanying notes are an integral part of the financial statements.

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WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
					Westwood
					Enhanced
	Westwood Salient		Westwood Salient		Income
	Enhanced Midstream		Enhanced Energy		Opportunity
	Income ETF		Income ETF		ETF
	Six Months		Six Months		Period
	Ended	Year	Ended	Year	Ended
	April 30,	Ended	April 30,	Ended	April 30,
	2026	October 31,	2026	October 31,	2026 (a)
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)
FROM OPERATIONS
Net investment income	$3,799,548	$1,517,681	$411,250	$393,371	$138,598
Net realized gains (losses) on investments, in-kind transactions, written options, and foreign currency transactions	(11,837,964)	1,251,127	(4,754,819)	195,024	(150,094)
Net change in unrealized appreciation (depreciation) on investments, written options, and foreign currency translations	46,845,957	709,101	13,158,132	382,907	626,219
Net change in net assets resulting from operations	38,807,541	3,477,909	8,814,563	971,302	614,723

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(9,798,750)	(8,250,388)	(2,795,625)	(1,818,859)	(437,615)
From return of capital	—	(2,003,987)	—	(504,266)	—
Total distributions	(9,798,750)	(10,254,375)	(2,795,625)	(2,323,125)	(437,615)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	66,604,347	102,120,936	37,516,179	16,941,118	22,574,823
Payments for shares redeemed	—	(662,992)	—	—	—
Net change in net assets from capital share transactions	66,604,347	101,457,944	37,516,179	16,941,118	22,574,823

TOTAL CHANGE IN NET ASSETS	95,613,138	94,681,478	43,535,117	15,589,295	22,751,931

NET ASSETS
Beginning of period	151,616,623	56,935,145	29,720,126	14,130,831	—
End of period	$247,229,761	$151,616,623	$73,255,243	$29,720,126	$22,751,931

CAPITAL SHARES ACTIVITY
Issued	2,425,000	3,825,000	1,600,000	800,000	900,000
Redeemed	—	(25,000)	—	—	—
Net change in shares outstanding	2,425,000	3,800,000	1,600,000	800,000	900,000
Shares outstanding at beginning of period	6,000,000	2,200,000	1,425,000	625,000	—
Shares outstanding at end of period	8,425,000	6,000,000	3,025,000	1,425,000	900,000

(a)	Represents the period from the commencement of operations (December 11, 2025) through April 30, 2026.

The accompanying notes are an integral part of the financial statements.

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WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2026		Year Ended	Period Ended
	(Unaudited)		October 31, 2025	October 31, 2024 (a)
Net asset value at beginning of period	$25.27		$25.88	$25.02
Net investment income (b)	0.54		0.42	0.16
Net realized and unrealized gains on investments	4.88		1.66 (c)	2.27
Total from investment operations	5.42		2.08	2.43
Variable transaction fees (Note 6) (b)	—		0.01	0.01
Less distributions from:
Net investment income	(1.35)		(2.17)	(1.58)
Return of capital	—		(0.53)	—
Total distributions	(1.35)		(2.70)	(1.58)
Net asset value at end of period	$29.34		$25.27	$25.88
Market price at end of period	$29.33		$25.37	$25.97
Total return (d)	21.93	% (e)	7.93%	10.05	% (e)
Total return at market (f)	21.38	% (e)	7.95%	10.42	% (e)
Net assets at end of period (000’s)	$247,230		$151,617	$56,935
Ratio of total expenses to average net assets	0.80	% (g)	0.80%	0.80	% (g)
Ratio of net investment income to average net assets	3.96	% (g)	1.55%	1.08	% (g)
Portfolio turnover rate (h)	7	% (e)	12%	47	% (e)

Amounts designated as “–” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Not annualized.

(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g)	Annualized.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

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WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2026		Year Ended	Period Ended
	(Unaudited)		October 31, 2025	October 31, 2024 (a)
Net asset value at beginning of period	$20.86		$22.61	$24.41
Net investment income (b)	0.21		0.47	0.19
Net realized and unrealized gains (losses) on investments	4.49		0.47	(0.65)
Total from investment operations	4.70		0.94	(0.46)
Variable transaction fees (Note 6) (b)	0.01		0.01	0.01
Less distributions from:
Net investment income	(1.35)		(2.11)	(1.35)
Return of capital	—		(0.59)	—
Total distributions	(1.35)		(2.70)	(1.35)
Net asset value at end of period	$24.22		$20.86	$22.61
Market price at end of period	$24.25		$20.88	$22.65
Total return (c)	23.15	% (d)	4.57%	(1.87	%) (d)
Total return at market (e)	23.17	% (d)	4.47%	(1.70	%) (d)
Net assets at end of period (000’s)	$73,255		$29,720	$14,131
Ratio of total expenses to average net assets	0.85	% (f)	0.85%	0.85	% (f)
Ratio of net investment income to average net assets	1.88	% (f)	2.22%	1.61	% (f)
Portfolio turnover rate (g)	3	% (d)	11%	14	% (d)

Amounts designated as “–” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

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WESTWOOD ENHANCED INCOME OPPORTUNITY ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	April 30, 2026 (a)
	(Unaudited)
Net asset value at beginning of period	$25.00
Net investment income (b)	0.24
Net realized and unrealized gains on investments	0.72
Total from investment operations	0.96
Variable transaction fees (Note 6) (b)	0.01
Less distributions from:
Net investment income	(0.69)
Net asset value at end of period	$25.28
Market price at end of period	$25.28
Total return (c)	3.92	% (d)
Total return at market (e)	3.92	% (d)
Net assets at end of period (000’s)	$22,752
Ratio of total expenses to average net assets	0.79	% (f)
Ratio of net investment income to average net assets	2.53	% (f)
Portfolio turnover rate (g)	15	% (d)

Amounts designated as “–” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (December 11, 2025) through April 30, 2026.

(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

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WESTWOOD FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Westwood Salient Enhanced Midstream Income ETF (“Midstream Income ETF”), Westwood Salient Enhanced Energy Income ETF (“Energy Income ETF”) and Westwood Enhanced Income Opportunity ETF (“Income Opportunity ETF”) (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report. The Midstream Income ETF commenced operations on April 8, 2024, the Energy Income ETF commenced operations on April 30, 2024 and the Income Opportunity ETF commenced operations on December 11, 2025.

The Midstream Income ETF and Energy Income ETF are non-diversified, exchange-traded funds (“ETF”) that seek to provide current income and capital appreciation. The Income Opportunity ETF is a diversified ETF that seeks to provide current income and capital appreciation.

Shares of the Midstream Income ETF are listed and traded on the New York Stock Exchange (“NYSE”). Shares of the Energy Income ETF are listed and traded on the Nasdaq Stock Market (“Nasdaq”). Shares of the Income Opportunity ETF are listed and traded on the New York Stock Exchange Arca (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares solely to certain financial institutions such as registered broker-dealers and banks (“Authorized Participants” or “APs”) that have entered into agreements with the Funds’ distributor on a continuous basis at the NAV per share in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Funds consists of a block of shares.

Westwood Management Corporation (the “Adviser”) serves as investment advisor to the Funds. The Adviser is wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”) to serve as the trading sub-adviser for the Funds. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to supervision of the Adviser and the Board of Trustees of the Trust (the “Board”).

Other series of the Trust, that are also managed by the Adviser, invest in the Funds, therefore making them affiliates of the other series.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” Including Accounting Standard Update 2013-08.

Segment reporting – The management team of the Adviser, acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the

22

WESTWOOD FUNDS

Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund management concludes that there is no material impact on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs, if any, but including money market funds, are valued at their NAV as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value its securities and other assets at fair value as determined by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Funds’ NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

23

WESTWOOD FUNDS

The following is a summary of each Fund’s investments and the inputs used to value the investments as of April 30, 2026:

Midstream Income ETF	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$58,232,846	$—	$—	$58,232,846
MLP Related Companies	192,254,381	—	—	192,254,381
Total Investment Securities	$250,487,227	$—	$—	$250,487,227
Other Financial Instruments
Written Option Contracts	$(4,235,514)	$(141,582)	$—	$(4,377,096)
Total	$246,251,713	$(141,582)	$—	$246,110,131

Energy Income ETF	Level 1	Level 2	Level 3	Total
MLP Related Companies	$74,222,755	$—	$—	$74,222,755
Total Investment Securities	$74,222,755	$—	$—	$74,222,755
Other Financial Instruments
Written Option Contracts	$(1,693,844)	$(36,833)	$—	$(1,730,677)
Total	$72,528,911	$(36,833)	$—	$72,492,078

Income Opportunity ETF	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$2,113,057	$—	$2,113,057
Corporate Bonds	—	4,229,562	—	4,229,562
Common Stocks	14,493,568	—	—	14,493,568
Exchange-Traded Funds	2,008,003	—	—	2,008,003
Total Investment Securities	$16,501,571	$6,342,619	$—	$22,844,190
Other Financial Instruments
Written Option Contracts	$(224,054)	$(29,870)	$—	$(253,924)
Total	$16,277,517	$6,312,749	$—	$22,590,266

Refer to the Schedules of Investments for a listing of securities by sector and industry type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended April 30, 2026.

Cash – The Funds’ cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balances reflected on the Statements of Assets and Liabilities for the Funds represent the amount held as of April 30, 2026.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of the assets, less the liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of

24

WESTWOOD FUNDS

the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Distributions received for the Funds’ investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Options written/purchased – The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon each Fund’s

25

WESTWOOD FUNDS

interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or each Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to shareholders – Each Fund distributes substantially all of its net income to shareholders on a monthly basis and its net capital gains to shareholders at least annually in December. The amount of such dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the periods ended April 30, 2026 and October 31, 2025 was as follows:

	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
Midstream Income ETF
April 30, 2026	$9,798,750	$—	$—	$9,798,750
October 31, 2025	$8,250,388	$—	$2,003,987	$10,254,375
Energy Income ETF
April 30, 2026	$2,795,625	$—	$—	$2,795,625
October 31, 2025	$1,818,859	$—	$504,266	$2,323,125
Income Opportunity ETF
April 30, 2026	$437,615	$—	$—	$437,615

Federal income tax – Each Fund has qualified and intends to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

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WESTWOOD FUNDS

The following information is computed on a tax basis for each item as of November 30, 2025. The Midstream Income ETF and Energy Income ETF have a tax year end of November 30, 2025, which is different than the fiscal year end of October 31, 2025.

	Midstream	Energy
	Income ETF	Income ETF
Federal income tax cost	$151,220,629	$29,154,848
Gross unrealized appreciation	$18,126,435	$1,751,829
Gross unrealized depreciation	(4,768,841)	(1,052,279)
Net unrealized appreciation	13,357,594	699,550
Net unrealized appreciation on written options	136,218	—
Net unrealized appreciation on foreign currency translation	29	—
Distributions payable	(1,423,125)	(320,625)
Accumulated capital and other losses	(363,349)	—
Total distributable earnings	$11,707,367	$378,925

The following information is provided on a tax basis as of April 30, 2026.

			Income
	Midstream	Energy	Opportunity
	Income ETF	Income ETF	ETF
Federal income tax cost	$191,761,067	$59,136,289	$21,964,047
Gross unrealized appreciation	$56,862,688	$14,182,162	$1,186,026
Gross unrealized depreciation	(2,513,624)	(826,373)	(559,807)
Net unrealized appreciation	$54,349,064	$13,355,789	$626,219
Net unrealized appreciation on foreign currency translation	$3,232	$—	$—

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral on losses on wash sales, partnership adjustments, options mark to market adjustments, and C-corp basis adjustments.

As of November 30, 2025, the Midstream Income ETF had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short- term	Long- term	Total
Midstream Income ETF	$132,870	$230,479	$363,349

For the tax year ended November 30, 2025, the Midstream Income ETF utilized the following capital loss carryforwards:

Fund	Short- term	Long- term	Total
Midstream Income ETF	$2,638,426	$773,649	$3,412,075

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The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid-in capital and Distributable earnings as of November 30, 2025 are primarily related to adjustments for publicly traded partnerships, return of capital distributions and/or redemptions in-kind.

As of November 30, 2025, the following adjustments were made:

	Distributable	Paid-in
	earnings	capital
Midstream Income ETF	$9,057,295	$(9,057,295)
Energy Income ETF	1,246,390	(1,246,390)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and open periods and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

3. Investment Transactions

During period ended April 30, 2026, cost of purchases and proceeds from sales and maturities of investment securities and long-term U.S. government securities, excluding in-kind transactions and short-term investments were as follows:

			Income
	Midstream	Energy	Opportunity
	Income ETF	Income ETF	ETF
Purchases of investment securities (excluding in-kind transactions)	$14,473,762	$1,244,423	$4,304,675
Proceeds from sales of investment securities (excluding in-kind transactions)	$28,329,541	$8,054,009	$2,459,801
Purchases of long-term government securities (excluding in-kind transactions)	$—	$—	$433,054
Proceeds from sales of long-term government securities (excluding in-kind transactions)	$—	$—	$—

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Purchases and sales of in-kind transactions for the period ended April 30, 2026 were as follows:

			Income
	Midstream	Energy	Opportunity
	Income ETF	Income ETF	ETF
Purchases of in-kind transactions	$61,553,572	$37,651,302	$17,940,732
Sales of in-kind transactions	$—	$—	$—
Purchases of long-term U.S. government securities in-kind transactions	$—	$—	$1,868,095
Sales of long-term U.S. government securities in-kind transactions	$—	$—	$—

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an investment management agreement (the “Agreement”). The Midstream Income ETF, Energy Income ETF and Income Opportunity ETF, each pay the Adviser an investment management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80%, 0.85%, and 0.79% of average daily net assets, respectively. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Funds (other than interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses) so that total annual fund operating expenses remain at 0.80%, 0.85%, and 0.79% of the Midstream Income ETF, Energy Income ETF and Income Opportunity ETF average daily net assets, respectively. During the period ended April 30, 2026, the Adviser earned $765,690, $184,602 and $43,251 of fees from the Midstream Income ETF, Energy Income ETF, and Income Opportunity ETF, respectively, under the Agreement. At April 30, 2026, the Midstream Income ETF, Energy Income ETF, and Income Opportunity ETF owed the Adviser $154,567, $49,745 and $14,593, respectively, relating to the investment management fee.

For its services, the Sub-Adviser is paid by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund 0.05% (subject to a minimum of $35,000 per year per Fund).

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Adviser. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

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TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of April 30, 2026, presented on the Statements of Assets and Liabilities.

Liabilities
Investments,
at value
for written
Type of Derivative	options
Midstream Income ETF
Equity Risk Exposure	$(4,377,096)
Energy Income ETF
Equity Risk Exposure	$(1,730,677)
Income Opportunity ETF
Equity Risk Exposure	$(253,924)

The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the period ended April 30, 2026:

Change in
Unrealized
			Realized		Appreciation
Type of Derivative	Risk	Location	Losses	Location	(Depreciation)
Midstream Income ETF
Net change in
unrealized appreciation
		Net realized losses		(depreciation) on
		from written		written option
Call options written	Equity	option contracts	$(13,503,579)	contracts	$(2,203,707)
Energy Income ETF
Net change in
unrealized appreciation
		Net realized losses		(depreciation) on
		from written		written option
Call options written	Equity	option contracts	$(4,893,106)	contracts	$(143,812)
Income Opportunity ETF
Net change in
unrealized appreciation
		Net realized losses		(depreciation) on
		from written		written option
Call options written	Equity	option contracts	$(400,278)	contracts	$112,564

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Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented on the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at prearranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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As of April 30, 2026, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Midstream Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(4,377,096)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(4,377,096)
Derivative not subject to a MNA or similar agreement	—	4,377,096
Total assets and liabilities subject to a MNA	$—	$—
Energy Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(1,730,677)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(1,730,677)
Derivative not subject to a MNA or similar agreement	—	1,730,677
Total assets and liabilities subject to a MNA	$—	$—
Income Opportunity ETF
Derivatives Financial Instruments:
Options contract	$—	$(253,924)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(253,924)
Derivative not subject to a MNA or similar agreement	—	253,924
Total assets and liabilities subject to a MNA	$—	$—

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the APs may acquire shares directly from the Funds and tender their shares for redemption directly to the Funds. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the Funds’ Statement of Additional Information.

A creation transaction, which is subject to acceptance by the Distributor and the Funds, generally takes place when an AP deposits into the Funds a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Funds. However, the Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which

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creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statements of Operations.

The Funds charge APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the period ended April 30, 2026, the Midstream Income ETF, Energy Income ETF and Income Opportunity ETF received $24,000, $16,500 and $5,400, respectively, in transaction fees.

The Transaction Fees for the Funds are listed in the table below:

		Maximum
		Additional Variable
	Fee for In-Kind and	Charge for Cash
	Cash Purchases	Purchases *
Midstream Income ETF	$500	2.00%
Energy Income ETF	$500	2.00%
Income Opportunity ETF	$600	2.00%

*	As a percentage of the amount invested.

7. Sector Risk

If the Funds have significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Funds than would be the case if the Funds did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Funds’ portfolio would be adversely affected. As of April 30, 2026, the Midstream Income ETF had 101.3% of the value of its net assets invested in securities in the Pipelines sector and the Energy Income ETF had 37.4% of the value of its net assets in securities in the Integrated Oil Companies sector.

8. Non-Diversification Risk

The Midstream Income ETF and Energy Income ETF are non-diversified funds. Because each Fund may invest in securities of a smaller number of issuers, each Fund may be more exposed to the risks associated with and developments affecting and individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on each Funds’ performance.

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9. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The following Funds paid distributions to shareholders subsequent to April 30, 2026:

			Income Per
	Record Date	Ex-Date	Share
Midstream Income ETF	05/28/2026	05/28/2026	$0.2250
Energy Income ETF	05/28/2026	05/28/2026	0.2250
Income Opportunity ETF	05/28/2026	05/28/2026	0.1570

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ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the: (i) Investment Advisory Agreement with Westwood Management Corp. (the “Adviser” or “Westwood”) with respect to the Westwood Salient Enhanced Midstream Income ETF (“Midstream Income ETF”) and the Westwood Salient Enhanced Energy Income ETF (“Energy Income ETF”) (the “Westwood Advisory Agreement”) and (ii) Sub-Advisory Agreement between Westwood and Vident Advisors, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”) with respect to the Midstream Income ETF and the Energy Income ETF (the “Vident Sub-Advisory Agreement”) for an additional one year term. The Midstream Income ETF and the Energy Income ETF are individually referred to as a “Fund” or the “ETF” and collectively referred to as the “Funds” or the “ETFs.” The Westwood Advisory Agreement and the Vident Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board approved the Advisory Agreements at a meeting held on January 26-27, 2026, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, each of the Adviser and Sub-Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the Westwood Advisory Agreement and Vident Sub-Advisory Agreement with respect to the Funds. In approving the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, (2) the Adviser’s experience and resources in monitoring the performance of other sub-advisers on Westwood-managed funds and the professional experience and the investment capabilities of the individuals at Vident who serve as portfolio managers of the Funds, (3) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the Adviser’s and Sub-Adviser’s relationship with the Funds, (4) the financial condition of the Adviser and Sub-Adviser, (5) the fall out benefits derived by the Adviser and Sub-Adviser and their affiliates from their relationships with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s and Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser and the Sub-Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Consideration of Approval of Westwood Advisory Agreement

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Westwood, including the professional experience and qualifications of the firm’s senior personnel. In evaluating the quality of services provided by Westwood, the Board

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WESTWOOD FUNDS

took into account its familiarity with Westwood’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Westwood’s compliance policies and procedures based on discussion with Westwood and the Trust’s Chief Compliance Officer (“CCO”). The quality of administrative and other services, including Westwood’s role in coordinating the activities of each Fund’s other service providers, was also considered. The Board also considered Westwood’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Westwood including, without limitation, Westwood’s continuous review, supervision and administration of the investment program for the Funds. The Board considered the qualifications and experience of Westwood’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board also considered Westwood’s succession planning for senior personnel.

The Board considered Westwood’s process for monitoring the Sub-Adviser, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, infrastructure and performance. The Board further considered that Westwood conducts periodic reviews of the Sub-Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Westwood under the Westwood Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Funds with various comparative data, noting that the advisory fee for each Fund is included in each Fund’s unitary fee. In particular, the Board compared each Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board noted Westwood’s response in the Section 15(c) materials that there were no accounts or funds comparable to the Funds that were managed by Westwood. The Board also noted that the Funds are charged a unitary fee under the Westwood Advisory Agreement. The Board further noted that, under the unitary fee arrangement, each Fund pays Westwood a unitary fee from which Westwood pays the Fund’s other expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and fees, if any, but excluding the fee payment under the Westwood Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.

The Board noted that the expense ratio of 0.80% for the Midstream Income ETF and 0.85% for the Energy Income ETF, were in the first and third quartiles, respectively. The Board further noted that the Midstream Income ETF’s expense ratio was below its peer group median and the Energy Income ETF’s expense ratio was at the peer group median. The Board took into consideration Westwood’s assertion that the unique aspects of each Fund’s investment strategy differentiated their fees from those of their peers.

The Board also compared the sub-advisory fees paid to the Sub-Adviser and the fees charged to the Sub-Adviser’s other client accounts. The Board noted that the sub-advisory fees under the Vident Sub-Advisory Agreement were paid by the Adviser out of its respective advisory fees it receives from the Funds. The Board considered the amounts to be retained by the Adviser and the sub-advisory fees to be paid to the Sub-Adviser with respect to various services that they each provided to the Funds. The Board discussed the Adviser’s process for monitoring the performance of the Sub-Adviser, which included an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic compliance due diligence of the Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors

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WESTWOOD FUNDS

that might affect the quality of services to be provided by the Sub-Adviser to the Funds. The Board noted that the Adviser’s compliance monitoring processes also includes quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Adviser’s compliance reviews of the Sub-Adviser are reported to the Board.

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended October 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Midstream Income ETF’s performance was in the second quartile for the one-year period and in the third quartile for the since inception period ended October 31, 2025, respectively, and above the peer group median for the one-year period compared to the Broadridge custom peer group for the same period. The Board noted that the Energy Income ETF’s performance was in the fourth quartile for the one-year and since inception periods ended October 31, 2025, and below the peer group median for the one-year and since inception periods compared to the Broadridge custom peer group for the same periods. The Board also took into account the impact of current market conditions and their effect on each Fund’s performance.

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board considered the effective advisory fees under the Westwood Advisory Agreement and possible economies of scale that might be realized if the assets of the Funds increase. The Board noted that the advisory fee schedule for each Fund currently did not have breakpoints, and considered Westwood’s assertion that adding breakpoints was not appropriate at this time. The Board noted that the structure of the advisory fee as a unitary fee would have the effect of limiting certain of each Fund’s operating expenses. The Board noted that the sub-advisory fee payable to each Fund under the Vident Sub-Advisory Agreement is paid by the Adviser out of the advisory fee that it receives from each Fund.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of the Adviser and the direct and indirect benefits derived by the Adviser from its relationship with the Funds. The information considered by the Board included operating profit margin information for each Fund and the Adviser’s business as a whole. The Board considered that the structure of the advisory fee as a unitary fee would have the effect of limiting certain of each Fund’s operating expenses. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after tax expenses. The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services each provides to the Funds and the entrepreneurial risk that the Adviser assumes as investment adviser. Based upon its review, the Board concluded that the Adviser’s level of profitability, if any, from its relationship with the Funds was reasonable and not excessive. The Board also considered whether the Adviser has the financial wherewithal to continue to provide services to each Fund, noting its ongoing commitment to provide support and resources to the Funds as needed.

Fall-Out Benefits

The Board also noted that Westwood derives benefits to its reputation and other benefits from its association with the Funds. The Board recognized that Westwood should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Westwood’s level of profitability, if any, from its relationship with the Funds, was reasonable and not excessive.

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Consideration of Approval of Vident Sub-Advisory Agreement

Nature, Extent and Quality of Services

The Board considered information provided by Vident regarding the services provided by Vident to the Funds. The Board evaluated the level and depth of knowledge of Vident, including the professional experience and qualifications of the firm’s senior personnel. The Board also took into account Vident’s compliance policies and procedures based on discussion with Vident and the Trust’s CCO. The Board discussed the nature and extent of the services provided by Vident including, without limitation, Vident’s portfolio management and trading services, daily monitoring of the Funds’ positions and variances against the model portfolio provided by Westwood, monitoring to adhere to investment guidelines, cash management, cash and holdings reconciliation, and review of creation and redemption file data. The Board considered the qualifications and experience of Vident’s portfolio managers who are responsible for trading each Fund’s portfolio, as well as the qualifications of other individuals at Vident who provide services to the Funds. The Board also considered Vident’s succession planning for the portfolio managers of the Funds. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Vident under the Vident Sub-Advisory Agreement.

Sub-Advisory Fees and Expenses and Comparative Accounts

The Board considered that the Funds’ sub-advisory fees are paid by Westwood and not by the Funds. The Board also considered that each Fund pays an advisory fee to Westwood and that Westwood pays a sub-advisory fee to Vident out of the advisory fees it receives from each Fund. The Board also considered Vident’s response in its Section 15(c) materials that it does not believe the other accounts managed by Vident would be considered similar in nature to the Funds to be appropriate for a fee comparison.

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended October 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Midstream Income ETF’s performance was in the second quartile for the one-year period and in the third quartile for the since inception period ended October 31, 2025, respectively, and above the peer group median for the one-year period compared to the Broadridge custom peer group for the same period. The Board noted that the Energy Income ETF’s performance was in the fourth quartile for the one-year and since inception periods ended October 31, 2025, and below the peer group median for the one-year and since inception periods compared to the Broadridge custom peer group for the same periods. The Board also took into account the impact of current market conditions and their effect on each Fund’s performance.

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board took into account the Funds’ sub-advisory fee structure and the fact that Westwood pays the sub-advisory fees out of the advisory fees it receives from the Funds. The Board also took into account the existence of breakpoints in the sub-advisory fee structure and the effect of such breakpoints on the Funds’ sub-advisory fees.

Financial Condition of the Sub-Adviser and Sub-Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Vident and its affiliates and the direct and indirect benefits derived by Vident and its affiliates from their relationship with the Funds. The Board noted that the sub-advisory fees under the Vident Sub-Advisory Agreement are paid by Westwood out of the advisory fees it receives under the Westwood Advisory Agreement. As a consequence, the anticipated profitability to Vident of its relationship with the Funds was not a substantial factor in the Board’s deliberations.

38

WESTWOOD FUNDS

Fall-Out Benefits

The Board also noted that Vident derives benefits to its reputation and other benefits from its association with the Funds. The Board recognized that Vident should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. Based upon its review, the Board concluded that Vident’s level of profitability, if any, from its relationship with the Funds, was reasonable and not excessive.

In considering the renewal of each of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Westwood and Vident each demonstrated that it possesses the capability and resources to perform the duties required of it under the Westwood Advisory Agreement and Vident Sub-Advisory Agreement, respectively; (b) Westwood and Vident each maintain an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory and sub-advisory fees are reasonable in light of the services received from the Fund from Westwood and Vident and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement is in the best interests of each Fund and its shareholders.

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Westwood Enhanced Income Opportunity ETF’s (the “New Fund” or the “New ETF”) Investment Advisory Agreement with Westwood Management Corp. (the “Adviser” or “Westwood”) for an initial two-year term (the “Westwood Advisory Agreement”) and the Sub-Advisory Agreement between Westwood and Vident Asset Management (the “Sub-Adviser” or “Vident”), on behalf of the Fund, for an initial two-year term (the “Vident Sub-Advisory Agreement”). The Board approved the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement at a meeting held on October 20-21, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser and Sub-Adviser each provided a response to letters sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the Westwood Advisory Agreement and Vident Sub-Advisory Agreement with respect to the New ETF. In approving the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, (2) the Adviser’s experience and resources in monitoring the performance of other sub-advisers on Westwood-managed funds and the professional experience and the investment capabilities of the individuals at Vident who are expected to serve as portfolio managers of the New ETF, (3) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the Adviser’s and Sub-Adviser’s relationship with the New ETF, (4) the financial condition of the Adviser and Sub-Adviser, (5) the fall out benefits to be derived by the Adviser and Sub-Adviser and their affiliates from their relationships with the New ETF and (6) the extent to which economies of scale would be realized as the New ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of the New ETF’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s and Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser and Sub-Adviser over the course of the preceding year for other funds and ETFs managed by the Adviser and Sub-Adviser. The Independent Trustees’ analysis of these factors is set forth below.

Consideration of Approval of Westwood Advisory Agreement

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Westwood, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Westwood, the Board took

39

WESTWOOD FUNDS

into account its familiarity with Westwood’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Westwood’s compliance policies and procedures based on discussion with Westwood and the Trust’s Chief Compliance Officer (“CCO”). The quality of administrative and other services, including Westwood’s role in coordinating the activities of the New ETF’s other service providers, was also considered. The Board also considered Westwood’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services to be provided by Westwood including, without limitation, Westwood’s provision of a continuous investment program for the New ETF. The Board considered the qualifications and experience of Westwood’s portfolio managers who would be responsible for the day-to-day management of the New ETF’s portfolio, as well as the qualifications of other individuals at Westwood anticipated to provide services to the New ETF. The Board also considered Westwood’s succession planning for the portfolio managers of the New ETF.

The Board considered Westwood’s process for monitoring the proposed Sub-Adviser, Vident, which would include an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, infrastructure and performance. The Board further considered that Westwood would conduct periodic reviews of the Sub-Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the New ETF by Westwood under the Westwood Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the proposed advisory fee and total expense ratio for the New ETF with various comparative data. In particular, the Board compared the New ETF’s proposed advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”). The Board noted Westwood’s response in the 15(c) materials that there were no accounts comparable to the New ETF that were managed by Westwood but that the New ETF was similar to certain Westwood mutual funds but that the New ETF’s anticipated use of a covered call writing strategy was meaningfully different from the investment strategy employed by the Westwood mutual funds. The Board noted that the New ETF would be charged a unitary fee under the proposed Westwood Advisory Agreement. The Board further noted that, under the unitary fee arrangement, the New ETF would pay Westwood a unitary fee from which Westwood would pay the New ETF’s other expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and fees, if any, but excluding the fee payment under the Westwood Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board considered that, from the unitary fee for the New ETF, Westwood would pay the Sub-Adviser a proposed sub-advisory fee equal to 0.05% of the New ETF’s first $100 million of average daily net assets; 0.04% of the New ETF’s next $250 million of average daily net assets; and 0.02% of the New ETF’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per ETF on the first six Westwood-Vident-Managed ETFs that use the Sub-Adviser). The Board further considered that, under the proposed amended and restated sub-advisory agreement, Vident has agreed to cap its sub-advisory fees at $500,000 on the ETFs managed by Westwood and Sub-Advised by Vident, including the New ETF, subject to annual escalator defined as the prior year’s cumulative percentage increase of the United States Consumer Price Index - All Urban Consumers, U.S. City Average, published by the Bureau of Labor Statistics, United States Department of Labor (or its successor index) during the period beginning on the date of the prior fee adjustment. Because the New ETF will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.

In reviewing the comparison in expense ratios between the New ETF and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, and the nature of the investment strategies. The Board noted that the proposed expense ratio of 0.79% for the New ETF was in the fourth quartile. The Board further noted that the New ETF’s expense ratio was above its peer group median. The Board took into consideration Westwood’s assertion that the size of the New ETF and unique aspects of the New ETF’s investment strategy differentiated its fees from those of its peers.

40

WESTWOOD FUNDS

Fund Performance

As the New ETF had not yet commenced operations, the Board did not consider past performance. The Board noted the Adviser’s experience and resources in monitoring the performance of other sub-advisers, including Vident, on Westwood-managed funds.

Potential Economies of Scale

The Board also considered the effect of the New ETF’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the New ETF’s advisory fee structure. The Board considered the proposed advisory fee under the Westwood Advisory Agreement and possible economies of scale that might be realized if the assets of the New ETF increases. The Board noted that the advisory fee schedule for the New ETF currently did not have breakpoints, and considered Westwood’s assertion that adding breakpoints was not appropriate at this time. The Board noted that the structure of the advisory fee as a unitary fee would have the effect of limiting certain of the New ETF’s operating expenses. The Board also considered the fact that, under the Westwood Advisory Agreement, the advisory fee payable to Westwood by the New ETF would be reduced by the total sub-advisory fee paid to the Sub-Adviser.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and anticipated profitability of Westwood and its affiliates and the anticipated direct and indirect benefits derived by Westwood and its affiliates from their relationship with the New ETF. The information considered by the Board included operating profit margin information for Westwood’s business as a whole. The Board reviewed the anticipated profitability of Westwood’s relationship with the New ETF both before and after tax expenses, and also considered whether Westwood has the financial wherewithal to provide services to the New ETF, noting Westwood’s ongoing commitment to provide support and resources to the New ETF as needed.

Fall-Out Benefits

The Board also noted that Westwood would derive benefits to its reputation and other benefits from its association with the New ETF. The Board recognized that Westwood should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the New ETF and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Westwood’s level of profitability, if any, to be derived from its relationship with the New ETF was reasonable and not excessive.

Consideration of Approval of Vident Sub-Advisory Agreement

Nature, Extent and Quality of Services

The Board considered information provided by Vident regarding the services to be provided by Vident to the New ETF. The Board evaluated the level and depth of knowledge of Vident, including the professional experience and qualifications of senior personnel. The Board also took into account Vident’s compliance policies and procedures based on discussion with Vident and the Trust’s CCO. The Board discussed the nature and extent of the services to be provided by Vident including, without limitation, Vident’s portfolio management and trading services, daily monitoring of the New ETF’s positions and variances against the model portfolio provided by Westwood, monitoring to adhere to investment guidelines, cash management, cash and holdings reconciliation, and review of creation and redemption file data. The Board considered the qualifications and experience of Vident’s portfolio managers who would be responsible for trading the New ETF’s portfolio, as well as the qualifications of other individuals at Vident anticipated to provide services to the New ETF. The Board also considered Vident’s succession planning for the portfolio managers of the New ETF. The Board then took into consideration Westwood’s due diligence of Vident and Westwood’s selection of Vident based on, as Westwood previously noted, Vident’s reputation, comprehensive service offering, experience with Westwood, and competitive pricing. The Board concluded that it was satisfied with

41

WESTWOOD FUNDS

the nature, extent and quality of services to be provided to the New ETF by Vident under the Vident Sub-Advisory Agreement.

Sub-Advisory Fees and Expenses and Comparative Accounts

The Board considered that the sub-advisory fee would be paid by Westwood and not by the New ETF. The Board also considered that the New ETF would pay an advisory fee to Westwood and that Westwood would pay a sub-advisory fee to Vident out of the advisory fee it receives from the New ETF. The Board also considered Vident’s response in its 15(c) materials that it does not believe the other accounts managed by Vident would be considered similar in nature to the New ETF to be appropriate for a fee comparison.

Fund Performance

As the New ETF had not yet commenced operations, the Board did not consider past performance. The Board considered the professional experience and the investment capabilities of the individuals at Vident who are expected to serve as portfolio managers to the New ETF.

Potential Economies of Scale

The Board also considered the effect of the New ETF’s potential growth and size on its performance and expenses. The Board took into account the New ETF’s sub-advisory fee structure and the fact that Westwood would pay the sub-advisory fees out of the advisory fees it receives from the New ETF. As a consequence, potential economies of scale was not a material factor in the Board’s deliberations concerning the Vident Sub-Advisory Agreement.

Financial Condition of the Sub-Adviser and Sub-Adviser Profitability

Additionally, the Board took into consideration the financial condition and anticipated profitability of Vident and its affiliates and the anticipated direct and indirect benefits derived by Vident and its affiliates from their relationship with the New ETF. The Board noted that the sub-advisory fee under the Vident Sub-Advisory Agreement would be paid by Westwood out of the advisory fee it would receive under the Westwood Advisory Agreement. As a consequence, the anticipated profitability to Vident of its relationship with the New ETF was not a substantial factor in the Board’s deliberations.

Fall-Out Benefits

The Board also noted that Vident would derive benefits to its reputation and other benefits from its association with the New ETF. The Board recognized that Vident should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the New ETF. Based upon its review, the Board concluded that Vident’s level of profitability, if any, to be derived from its relationship with the New ETF was reasonable and not excessive.

In considering the approvals of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Westwood and Vident each demonstrated that they possess the capability and resources to perform the duties required of them under the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement, respectively; (b) Westwood and Vident maintain appropriate compliance programs; and (c) the New ETF’s advisory fee is reasonable in light of the services to be provided and the other factors considered. Based on their conclusions, the Trustees determined with respect to the New ETF that approval of the Westwood Advisory Agreement and the Vident Sub-Advisory Agreement is in the best interests of the New ETF and its shareholders.

42

WESTWOOD FUNDS

OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The following Funds designate the following of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate:

Qualified
Fund	Dividend Income
Midstream Income ETF	100.00%
Energy Income ETF	59.57%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the tax year ended November 30, 2025, the following Funds had the following ordinary income dividends qualified for the corporate dividends received deduction:

Dividend
Fund	Received Deduction
Midstream Income ETF	100.00%
Energy Income ETF	59.57%

43

Westwood Quality Value Fund
Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund
Westwood Income Opportunity Fund
Westwood Multi-Asset Income Fund
Westwood Alternative Income Fund
Westwood Salient MLP & Energy Infrastructure Fund
Westwood Real Estate Income Fund
Westwood Broadmark Tactical Growth Fund
Westwood Broadmark Tactical Plus Fund

Semi-Annual Financial Statements
and Additional Information	April 30, 2026

Investment Adviser: Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments
Westwood Quality Value Fund	1
Westwood Quality SMidCap Fund	3
Westwood Quality SmallCap Fund	5
Westwood Income Opportunity Fund	7
Westwood Multi-Asset Income Fund	13
Westwood Alternative Income Fund	19
Westwood Salient MLP & Energy Infrastructure Fund	25
Westwood Real Estate Income Fund	27
Westwood Broadmark Tactical Growth Fund	29
Westwood Broadmark Tactical Plus Fund	30
Statements of Assets and Liabilities	31
Statements of Operations	37
Statements of Changes in Net Assets	41
Financial Highlights	51
Notes to Financial Statements	75
Additional Information	107
Other Federal Tax Information	108

WESTWOOD QUALITY VALUE FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 100.1%

	Shares	Value
Communications — 8.7%
Entertainment Content — 1.9%
Warner Music Group Corporation - Class A	117,417	$3,319,379

Internet Media & Services — 5.2%
Alphabet, Inc. - Class A	13,464	5,180,947
Meta Platforms, Inc. - Class A	6,746	4,127,945
		9,308,892
Telecommunications — 1.6%
T-Mobile US, Inc.	14,385	2,812,267

Consumer Discretionary — 9.3%
E-Commerce Discretionary — 3.7%
Amazon.com, Inc. (a)	25,088	6,649,825

Leisure Facilities & Services — 1.2%
McDonald’s Corporation	7,337	2,154,070

Retail - Discretionary — 4.4%
Home Depot, Inc. (The)	12,262	4,031,746
O’Reilly Automotive, Inc. (a)	37,750	3,752,350
		7,784,096
Consumer Staples — 5.4%
Beverages — 2.3%
PepsiCo, Inc.	25,558	4,050,687

Food — 1.9%
Hershey Company (The)	18,728	3,478,539

Retail - Consumer Staples — 1.2%
Walmart, Inc.	15,564	2,053,359

Energy — 5.4%
Oil & Gas Producers — 5.4%
Chevron Corporation	19,205	3,712,519
Exxon Mobil Corporation	23,519	3,629,687
Williams Companies, Inc. (The)	30,953	2,362,023
		9,704,229
Financials — 14.4%
Asset Management — 1.3%
KKR & Company, Inc.	22,711	2,369,666

Banking — 6.7%
Cullen/Frost Bankers, Inc.	19,867	2,879,324
JPMorgan Chase & Company	10,758	3,369,728
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Banking — continued
SouthState Bank Corporation	27,644	$2,699,990
Wells Fargo & Company	36,988	3,041,523
		11,990,565
Institutional Financial Services — 1.9%
Intercontinental Exchange, Inc.	21,399	3,382,968

Insurance — 4.5%
Berkshire Hathaway, Inc. -
Class B (a)	8,847	4,189,939
Progressive Corporation (The)	18,834	3,790,908
		7,980,847
Health Care — 7.3%
Biotech & Pharma — 3.9%
Johnson & Johnson	16,267	3,738,970
Merck & Company, Inc.	28,717	3,135,322
		6,874,292
Health Care Facilities & Services — 1.1%
McKesson Corporation	2,384	1,943,437

Medical Equipment & Devices — 2.3%
Thermo Fisher Scientific, Inc.	8,699	4,166,473

Industrials — 14.8%
Aerospace & Defense — 2.9%
Boeing Company (The) (a)	15,377	3,521,794
General Dynamics Corporation	4,952	1,704,974
		5,226,768
Electrical Equipment — 2.1%
Hubbell, Inc.	7,246	3,682,200

Industrial Support Services — 2.5%
RB Global, Inc.	43,245	4,510,453

Machinery — 3.5%
Deere & Company	6,918	4,080,721
Veralto Corporation	23,615	2,082,843
		6,163,564
Transportation & Logistics — 3.8%
CSX Corporation	100,718	4,575,619
J.B. Hunt Transport Services, Inc.	8,635	2,171,961
		6,747,580
Materials — 7.7%
Chemicals — 2.9%
Qnity Electronics, Inc.	36,268	5,101,457

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY VALUE FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCKS — continued

	Shares	Value
Materials — continued
Construction Materials — 2.8%
Advanced Drainage Systems, Inc.	20,687	$3,087,535
Eagle Materials, Inc.	9,460	1,987,640
		5,075,175
Containers & Packaging — 2.0%
Packaging Corporation of America	16,712	3,567,177

Real Estate — 2.1%
REITs — 2.1%
Prologis, Inc.	26,477	3,760,263

Technology — 17.6%
Semiconductors — 5.0%
Broadcom, Inc.	8,918	3,722,641
Texas Instruments, Inc.	18,604	5,229,212
		8,951,853
Software — 2.0%
Microsoft Corporation	8,752	3,568,891

Technology Hardware — 5.5%
Apple, Inc.	13,206	3,583,448
Dell Technologies, Inc. - Class C	10,590	2,212,780
Motorola Solutions, Inc.	8,931	3,920,977
		9,717,205
Technology Services — 5.1%
CACI International, Inc. - Class A (a)	3,514	1,825,664
MSCI, Inc.	6,794	4,018,039
Visa, Inc. - Class A	9,969	3,288,175
		9,131,878
Utilities — 7.4%
Electric Utilities — 7.4%
Entergy Corporation	38,278	4,513,359
NextEra Energy, Inc.	48,721	4,768,812
WEC Energy Group, Inc.	33,680	3,972,219
		13,254,390
Total Common Stocks
(Cost $140,957,143)		$178,482,445
MONEY MARKET FUNDS — 0.5%

	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (b)
(Cost $922,267)	922,267	$922,267

Investments at Value — 100.6%
(Cost $141,879,410)		$179,404,712

Liabilities in Excess of Other Assets — (0.6%)		(1,157,127)

Net Assets — 100.0%		$178,247,585

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 97.2%

	Shares	Value
Communications — 1.6%
Entertainment Content — 1.6%
Warner Music Group Corporation - Class A	59,043	$1,669,146

Consumer Discretionary — 11.4%
Automotive — 3.1%
Modine Manufacturing
Company (a)	8,910	2,268,753
Visteon Corporation	9,507	1,062,027
		3,330,780
Leisure Facilities & Services — 4.0%
Cheesecake Factory, Inc. (The)	26,583	1,671,273
Texas Roadhouse, Inc.	9,498	1,529,083
Vail Resorts, Inc.	8,159	1,037,662
		4,238,018
Retail - Discretionary — 2.4%
Academy Sports & Outdoors, Inc.	26,129	1,432,914
Builders FirstSource, Inc. (a)	13,520	1,069,297
		2,502,211
Wholesale - Discretionary — 1.9%
Pool Corporation	9,583	2,044,246

Consumer Staples — 4.7%
Household Products — 1.5%
Interparfums, Inc.	17,765	1,620,523

Retail - Consumer Staples — 2.0%
BJ’s Wholesale Club Holdings, Inc. (a)	22,941	2,153,930

Wholesale - Consumer Staples — 1.2%
US Foods Holding Corporation (a)	13,479	1,260,152

Energy — 4.5%
Oil & Gas Producers — 4.5%
Chord Energy Corporation	10,782	1,569,859
Ovintiv, Inc.	19,070	1,173,759
Permian Resources Corporation - Class A	96,679	2,090,200
		4,833,818
Financials — 19.2%
Banking — 9.2%
Cullen/Frost Bankers, Inc.	18,914	2,741,206
Glacier Bancorp, Inc.	45,843	2,248,599
SouthState Bank Corporation	27,404	2,676,549
Wintrust Financial Corporation	14,270	2,148,634
		9,814,988
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Institutional Financial Services — 2.8%
Evercore, Inc. - Class A	4,423	$1,421,066
Piper Sandler Companies	17,716	1,544,835
		2,965,901
Insurance — 5.0%
Mercury General Corporation	16,052	1,562,020
RenaissanceRe Holdings Ltd.	5,389	1,654,261
Skyward Specialty Insurance Group, Inc. (a)	46,360	2,107,062
		5,323,343
Specialty Finance — 2.2%
Marex Group plc	43,862	2,340,038

Health Care — 3.3%
Health Care Facilities & Services — 0.9%
Henry Schein, Inc. (a)	12,976	967,880

Medical Equipment & Devices — 2.4%
Cooper Companies, Inc. (The) (a)	15,839	996,273
Solventum Corporation (a)	22,684	1,527,994
		2,524,267
Industrials — 17.3%
Aerospace & Defense — 6.0%
AAR Corporation (a)	18,867	2,082,351
Kratos Defense & Security Solutions, Inc. (a)	30,760	1,939,418
Moog, Inc. - Class A	3,999	1,204,939
York Space Systems, Inc. (a)	34,277	1,136,625
		6,363,333
Electrical Equipment — 4.4%
BWX Technologies, Inc.	6,079	1,315,435
Hubbell, Inc.	3,252	1,652,569
Littelfuse, Inc.	4,214	1,703,172
		4,671,176
Industrial Intermediate Products — 1.5%
Timken Company (The)	14,972	1,660,245

Machinery — 2.0%
MSA Safety, Inc.	12,561	2,090,025

Transportation & Logistics — 1.9%
Kirby Corporation (a)	13,404	2,017,838

Transportation Equipment — 1.5%
Blue Bird Corporation (a)	25,352	1,625,316

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCKS — continued

	Shares	Value
Materials — 12.2%
Chemicals — 2.3%
Sensient Technologies Corporation	21,976	$2,497,353

Construction Materials — 5.2%
Advanced Drainage Systems, Inc.	13,450	2,007,412
Eagle Materials, Inc.	6,779	1,424,336
Trex Company, Inc. (a)	54,513	2,136,910
		5,568,658
Containers & Packaging — 2.0%
Packaging Corporation of America	10,007	2,135,994

Metals & Mining — 2.7%
Pan American Silver Corporation	19,954	1,043,395
Royal Gold, Inc.	7,680	1,792,358
		2,835,753
Real Estate — 6.9%
Real Estate Services — 0.9%
Newmark Group, Inc. - Class A	63,044	1,016,269

REITs — 6.0%
Brixmor Property Group, Inc.	35,720	1,074,815
COPT Defense Properties	46,862	1,464,438
EastGroup Properties, Inc.	10,811	2,175,173
Federal Realty Investment Trust	14,766	1,637,549
		6,351,975
Technology — 9.7%
Semiconductors — 7.3%
IPG Photonics Corporation (a)	14,715	1,749,908
Lattice Semiconductor Corporation (a)	17,820	2,179,030
Rambus, Inc. (a)	17,202	1,980,122
Semtech Corporation (a)	17,870	1,877,243
		7,786,303
Software — 2.4%
Pegasystems, Inc.	35,655	1,303,190
Verra Mobility Corporation (a)	82,706	1,226,530
		2,529,720
Utilities — 6.4%
Electric Utilities — 4.4%
Avista Corporation	50,299	2,067,289
IDACORP, Inc.	18,055	2,667,446
		4,734,735
COMMON STOCKS — continued

	Shares	Value
Utilities — continued
Gas & Water Utilities — 2.0%
National Fuel Gas Company	25,304	$2,135,151

Total Common Stocks
(Cost $83,074,061)		$103,609,085

MONEY MARKET FUNDS — 2.9%
First American Government Obligations Fund - Class U, 3.60% (b)
(Cost $3,103,904)	3,103,904	$3,103,904

Investments at Value — 100.1%
(Cost $86,177,965)		$106,712,989

Liabilities in Excess of Other Assets — (0.1%)		(104,520)

Net Assets — 100.0%		$106,608,469

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 99.3%

	Shares	Value
Consumer Discretionary — 11.9%
Automotive — 2.4%
Visteon Corporation	120,015	$13,406,875
XPEL, Inc. (a)	179,703	8,557,457
		21,964,332
Home Construction — 1.7%
Century Communities, Inc.	272,877	15,286,570

Leisure Facilities & Services — 1.4%
Cheesecake Factory, Inc. (The)	205,457	12,917,082

Leisure Products — 1.7%
YETI Holdings, Inc. (a)	388,436	15,327,685

Retail - Discretionary — 4.1%
Academy Sports & Outdoors, Inc.	312,211	17,121,651
Boot Barn Holdings, Inc. (a)	55,492	9,514,103
Sonic Automotive, Inc. - Class A	138,181	10,881,754
		37,517,508
Wholesale - Discretionary — 0.6%
Climb Global Solutions, Inc.	316,708	5,282,689

Consumer Staples — 3.7%
Food — 0.8%
Once Upon a Farm PBC (a).	505,151	7,703,553

Household Products — 2.9%
Central Garden & Pet Company - Class A (a)	303,626	10,189,688
Interparfums, Inc.	174,669	15,933,306
		26,122,994
Energy — 5.1%
Oil & Gas Producers — 5.1%
Gulfport Energy Corporation (a)	49,253	9,483,173
Infinity Natural Resources, Inc. - Class A (a)	513,629	8,367,016
Magnolia Oil & Gas Corporation - Class A	364,986	11,037,177
Northern Oil and Gas, Inc.	288,753	7,842,531
Par Pacific Holdings, Inc. (a)	149,194	9,797,570
		46,527,467
Financials — 23.4%
Banking — 18.0%
Atlantic Union Bankshares
Corporation	486,578	18,319,662
City Holding Company	147,872	18,182,341
Coastal Financial Corporation (a)	67,938	5,137,472
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Banking — continued
FB Financial Corporation	334,843	$18,104,961
First Bancorp	308,006	17,784,266
National Bank Holdings Corporation - Class A	318,237	13,588,720
Nicolet Bankshares, Inc.	127,589	18,689,237
Renasant Corporation	447,204	17,838,968
Seacoast Banking Corporation of Florida	552,898	17,399,700
Simmons First National Corporation - Class A	855,529	18,188,546
		163,233,873
Institutional Financial Services — 3.1%
Perella Weinberg Partners	446,859	10,161,574
Piper Sandler Companies	206,481	18,005,143
		28,166,717
Insurance — 2.3%
Baldwin Insurance Group, Inc. (The) (a)	547,650	12,442,608
Skyward Specialty Insurance Group, Inc. (a)	187,799	8,535,464
		20,978,072
Health Care — 4.7%
Biotech & Pharma — 1.8%
Prestige Consumer Healthcare, Inc. (a)	289,520	16,305,766

Health Care Facilities & Services — 1.1%
Addus HomeCare Corporation (a)	101,413	9,825,906

Medical Equipment & Devices — 1.8%
Merit Medical Systems, Inc. (a)	244,312	16,657,192

Industrials — 19.4%
Aerospace & Defense — 3.0%
AAR Corporation (a)	158,351	17,477,200
York Space Systems, Inc. (a)	282,189	9,357,387
		26,834,587
Electrical Equipment — 4.1%
Atmus Filtration Technologies, Inc.	294,206	18,652,660
Hayward Holdings Inc. (a)	1,247,684	18,727,737
		37,380,397
Engineering & Construction — 3.7%
Everus Construction Group, Inc. (a)	97,659	14,397,866
MYR Group, Inc. (a)	46,945	19,003,806
		33,401,672

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCKS — continued

	Shares	Value
Industrials — continued
Industrial Intermediate Products — 3.7%
AZZ, Inc.	98,109	$14,033,512
Standex International Corporation	72,222	19,716,606
		33,750,118
Machinery — 1.9%
Alamo Group, Inc.	48,333	8,382,875
Lindsay Corporation	81,173	9,088,941
		17,471,816
Transportation & Logistics — 1.0%
ArcBest Corporation	73,598	9,388,897

Transportation Equipment — 2.0%
Blue Bird Corporation (a)	282,144	18,088,252

Materials — 8.6%
Chemicals — 3.1%
Hawkins, Inc.	54,044	9,049,668
Sensient Technologies Corporation	168,184	19,112,430
		28,162,098
Construction Materials — 3.0%
Knife River Corporation (a)	203,627	18,845,679
Trex Company, Inc. (a)	221,841	8,696,167
		27,541,846
Metals & Mining — 2.5%
Centerra Gold, Inc.	726,532	12,656,187
Constellium SE (a)	321,614	10,060,086
		22,716,273
Real Estate — 9.2%
Real Estate Services — 1.1%
Newmark Group, Inc. - Class A	640,880	10,330,986

REITs — 8.1%
COPT Defense Properties	542,638	16,957,438
Curbline Properties Corporation	518,644	14,314,574
Four Corners Property Trust, Inc.	521,193	13,326,905
LXP Industrial Trust	187,107	9,527,488
Urban Edge Properties	872,012	19,114,503
		73,240,908
Technology — 9.1%
Semiconductors — 5.4%
IPG Photonics Corporation (a)	137,204	16,316,300
Power Integrations, Inc.	176,333	12,821,172
Veeco Instruments, Inc. (a)	406,725	20,275,241
		49,412,713
COMMON STOCKS — continued

	Shares	Value
Technology — continued
Software — 3.7%
BlackLine, Inc. (a)	384,239	$12,007,469
Donnelley Financial Solutions, Inc. (a)	185,518	9,331,555
Verra Mobility Corporation (a)	810,989	12,026,967
		33,365,991
Utilities — 4.2%
Electric Utilities — 2.1%
Avista Corporation	331,215	13,612,936
MGE Energy, Inc.	65,716	5,271,738
		18,884,674
Gas & Water Utilities — 2.1%
MDU Resources Group, Inc.	827,692	18,647,901

Total Common Stocks
(Cost $728,037,968)		$902,436,535

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class U, 3.60% (b)
(Cost $3,960,339)	3,960,339	$3,960,339

Investments at Value — 99.7%
(Cost $731,998,307)		$906,396,874

Other Assets in Excess of Liabilities — 0.3%		2,873,509

Net Assets — 100.0%		$909,270,383

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 13.5%

	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) — 0.4%
U.S. Treasury Bills	3.654%	05/14/26	$2,460,000	$2,456,817

U.S. Treasury Bonds — 4.2%
U.S. Treasury Bonds	4.375%	08/15/43	5,250,000	4,915,723
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	4,834,891
U.S. Treasury Bonds	4.500%	11/15/54	5,430,000	5,014,054
U.S. Treasury Bonds	4.625%	02/15/55	5,000,000	4,713,477
U.S. Treasury Bonds	4.750%	05/15/55	5,650,000	5,436,358
				24,914,503
U.S. Treasury Notes — 8.9%
U.S. Treasury Notes	4.000%	02/28/30	3,250,000	3,253,555
U.S. Treasury Notes	3.875%	07/31/30	1,935,000	1,926,232
U.S. Treasury Notes	3.750%	01/31/31	6,250,000	6,178,711
U.S. Treasury Notes	3.875%	04/30/31	6,660,000	6,615,773
U.S. Treasury Notes	4.125%	11/15/32	1,310,000	1,306,009
U.S. Treasury Notes	4.375%	05/15/34	6,315,000	6,354,962
U.S. Treasury Notes	4.625%	02/15/35	6,065,000	6,193,407
U.S. Treasury Notes	4.250%	08/15/35	5,500,000	5,452,734
U.S. Treasury Notes	4.000%	11/15/35	5,500,000	5,338,438
U.S. Treasury Notes	4.125%	02/15/36	3,855,000	3,774,286
U.S. Treasury Notes	4.750%	08/15/55	2,500,000	2,406,641
U.S. Treasury Notes	4.625%	11/15/55	5,000,000	4,718,750
				53,519,498
Total U.S. Government & Agencies
(Cost $82,078,629)				$80,890,818

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%

Federal Home Loan Mortgage Corporation — 1.5%
FHLMC, Series 2021-HQA1, Class B-2, 144A (b)	8.645%	08/25/33	$2,145,000	$2,512,026
FHLMC, Pool #SD8275	4.500%	12/01/52	2,336,774	2,257,497
FHLMC, Pool #SD8288	5.000%	01/01/53	2,264,461	2,244,351
FHLMC, Pool #SD2605	5.500%	04/01/53	2,193,953	2,218,135
				9,232,009
Federal National Mortgage Association — 0.7%
FNMA, Pool #FS3394	4.000%	10/01/52	2,503,191	2,360,076
FNMA, Pool #MA5192	6.500%	11/01/53	1,708,406	1,772,255
				4,132,331
Total Collateralized Mortgage Obligations
(Cost $13,264,223)				$13,364,340

CONVERTIBLE BONDS — 4.5%

Communications — 0.3%
GDS Holdings Ltd., 144A	2.250%	06/01/32	$1,310,000	$1,955,175

Consumer Discretionary — 0.4%
Meritage Homes Corporation	1.750%	05/15/28	2,680,000	2,627,740

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2026 (Unaudited)

CONVERTIBLE BONDS — continued

	Coupon	Maturity	Par Value	Value
Energy — 0.2%
Northern Oil and Gas, Inc.	3.625%	04/15/29	$1,950,000	$2,067,000

Industrials — 0.7%
BWX Technologies, Inc., 144A	0.000%	11/01/30	3,960,000	4,284,720

Real Estate — 1.0%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	3,750,000	3,506,250
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	2,045,000	2,390,160
				5,896,410
Technology — 0.3%
MARA Holdings, Inc., 144A	0.000%	08/01/32	1,915,000	1,746,672

Utilities — 1.4%
CenterPoint Energy, Inc.	4.250%	08/15/26	3,615,000	4,319,925
NextEra Energy Capital Holdings, Inc.	3.000%	03/01/27	2,920,000	4,244,220
				8,564,145
Total Convertible Bonds
(Cost $25,275,965)				$27,141,862

CORPORATE BONDS — 27.5%
Communications — 2.3%
Alphabet, Inc.	5.300%	05/15/65	$2,225,000	$2,027,890
América Móvil S.A.B. de CV., 144A	5.375%	04/04/32	3,050,000	3,034,410
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,455,791
Charter Communications Operating, LLC	6.484%	10/23/45	3,750,000	3,456,181
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	2,566,000	2,660,352
				13,634,624
Consumer Discretionary — 0.2%
Century Communities, Inc., 144A	6.625%	09/15/33	1,289,000	1,282,493

Consumer Staples — 1.2%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,105,082
Pilgrim’s Pride Corporation	6.250%	07/01/33	3,000,000	3,145,290
				7,250,372
Energy — 3.7%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,896,692
Enbridge, Inc.	7.200%	06/27/54	2,515,000	2,688,849
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	2,500,000	2,567,905
Northern Oil and Gas, Inc., 144A	7.875%	10/15/33	3,667,000	3,799,029
Phillips 66 Company, Series B	6.200%	03/15/56	1,780,000	1,786,175
Sempra	6.400%	10/01/54	3,000,000	3,024,192
Sunoco, L.P., 144A, Series A	7.875%	03/18/45	1,460,000	1,511,868
TransCanada Trust	5.600%	03/07/82	2,918,000	2,881,793
				22,156,503
Financials — 14.5%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,301,971
Ares Capital Corporation	7.000%	01/15/27	3,000,000	3,038,825

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2026 (Unaudited)

CORPORATE BONDS — continued

	Coupon	Maturity	Par Value	Value
Financials — continued
Bank of America Corporation	6.250%	10/15/35	$3,055,000	$3,087,016
Bank of America Corporation	5.518%	10/25/35	3,140,000	3,164,092
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,431,963
Barclays plc	7.385%	11/02/28	2,845,000	2,957,661
Barclays plc (c)	8.000%	12/31/49	3,150,000	3,306,073
BNP Paribas, 144A (H15T5Y + 313) (b)(c)	7.450%	12/27/49	2,750,000	2,848,324
Capital One Financial Corporation (SOFR + 307) (b)	7.624%	10/30/31	2,560,000	2,825,341
Citigroup, Inc.	6.174%	05/25/34	2,065,000	2,151,458
Citigroup, Inc. (b)(c)	7.200%	12/31/49	3,330,000	3,396,587
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,799,464
First Citizens BancShares, Inc., Series D (c)	7.000%	12/31/49	2,880,000	2,894,152
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	1,925,000	1,912,000
Golub Capital Private Credit Fund, 144A	5.600%	04/15/31	3,800,000	3,673,500
HSBC Holdings plc (c)	8.000%	12/31/49	3,455,000	3,602,497
Intesa Sanpaolo S.p.A, 144A	7.778%	06/20/54	2,150,000	2,498,018
Lincoln National Corporation (c)	9.250%	12/31/49	2,065,000	2,184,710
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,445,652
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	1,830,000	1,884,714
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,061,916
Old National Bancorp	5.768%	02/15/36	3,000,000	2,995,684
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,955,714
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,514,180
SBL Holdings, Inc., 144A	7.200%	10/30/34	3,600,000	3,328,693
Sixth Street Lending Partners	5.750%	01/15/30	2,085,000	2,073,128
State Street Corporation (b)(c)	6.700%	12/31/49	4,000,000	4,121,724
U.S. Bancorp (b)(c)	3.700%	12/31/49	4,025,000	3,961,276
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,655,843
				87,072,176
Health Care — 0.7%
Community Health Systems, Inc., 144A	10.875%	01/15/32	2,141,000	2,297,777
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,116,373
				4,414,150
Industrials — 0.4%
Sabre Financial Borrower, LLC, 144A	11.125%	06/15/29	2,425,000	2,489,988

Materials — 0.3%
Celanese US Holdings, LLC	6.850%	11/15/28	1,543,000	1,613,843
LYB International Finance III, LLC	5.125%	01/15/31	180,000	181,130
				1,794,973
Real Estate — 1.0%
Kimco Realty OP, LLC	4.850%	03/01/35	2,545,000	2,501,206
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	3,000,000	3,116,595
				5,617,801
Technology — 1.8%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,631,392
Flex Ltd.	6.000%	01/15/28	2,735,000	2,795,127
HP, Inc.	6.100%	04/25/35	1,435,000	1,509,755

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2026 (Unaudited)

CORPORATE BONDS — continued

	Coupon	Maturity	Par Value	Value
Technology — continued
International Business Machines Corporation	5.700%	02/10/55	$1,675,000	$1,569,584
Oracle Corporation	4.800%	09/26/32	1,110,000	1,056,212
Oracle Corporation	6.900%	11/09/52	2,075,000	1,963,396
				10,525,466
Utilities — 1.4%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	2,880,000	2,969,819
Georgia Power Company	5.250%	03/15/34	2,785,000	2,838,598
San Diego Gas & Electric Company, Series CCCC	5.400%	04/15/35	2,030,000	2,064,585
San Diego Gas & Electric Company, Series EEEE	5.950%	03/15/56	210,000	209,168
				8,082,170
Total Corporate Bonds
(Cost $158,941,513)				$164,320,716

FOREIGN GOVERNMENTS — 0.7%

Mexico Government International Bonds (Cost $3,918,316)	7.375%	05/13/55	$3,980,000	$4,232,730

COMMON STOCKS — 44.0%

	Shares	Value
Communications — 2.5%
Internet Media & Services — 2.5%
Alphabet, Inc. - Class A	38,919	$14,976,031

Consumer Discretionary — 1.4%
E-Commerce Discretionary — 0.8%
Amazon.com, Inc. (d)	17,314	4,589,249

Retail - Discretionary — 0.6%
Gap, Inc. (The)	152,865	3,758,950

Consumer Staples — 2.0%
Beverages — 0.5%
PepsiCo, Inc.	17,832	2,826,194

Retail - Consumer Staples — 0.9%
Walmart, Inc.	39,507	5,212,158

Tobacco & Cannabis — 0.6%
Philip Morris International, Inc.	21,993	3,630,385

Energy — 4.8%
Oil & Gas Producers — 4.0%
Chevron Corporation	15,183	2,935,026
Energy Transfer, L.P.	326,859	6,599,283
Enterprise Products Partners, L.P.	122,856	4,754,527
EQT Corporation	81,427	4,892,134
COMMON STOCKS — continued

	Shares	Value
Energy — continued
Oil & Gas Producers — continued
Kinder Morgan, Inc.	139,640	$4,589,967
		23,770,937
Oil & Gas Services & Equipment — 0.8%
SLB Ltd.	89,649	5,099,235

Financials — 6.4%
Asset Management — 0.5%
Blue Owl Capital, Inc.	308,170	3,004,658

Banking — 3.5%
JPMorgan Chase & Company	22,704	7,111,574
SouthState Bank Corporation	59,840	5,844,573
Wells Fargo & Company	96,053	7,898,437
		20,854,584
Institutional Financial Services — 1.7%
Evercore, Inc. - Class A	16,987	5,457,753
Goldman Sachs Group, Inc. (The)	4,932	4,556,034
		10,013,787
Specialty Finance — 0.7%
Capital One Financial Corporation	23,338	4,464,559

Health Care — 4.4%
Biotech & Pharma — 3.0%
Gilead Sciences, Inc.	79,859	10,448,752
Johnson & Johnson	32,252	7,413,122
		17,861,874

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCKS — continued

	Shares	Value
Medical Equipment & Devices — 1.4%
Alcon, Inc.	62,219	$4,658,337
Medtronic plc	42,552	3,445,435
		8,103,772
Industrials — 6.0%
Aerospace & Defense — 3.3%
BAE Systems plc - ADR	22,827	2,548,863
General Dynamics Corporation	17,598	6,058,991
Kratos Defense & Security Solutions, Inc. (d)(e)	90,600	5,712,330
Lockheed Martin Corporation	10,988	5,691,454
		20,011,638
Diversified Industrials — 0.9%
Honeywell International, Inc.	24,533	5,258,158

Electrical Equipment — 1.0%
X-Energy, Inc. (d)	189,981	6,028,097

Transportation & Logistics — 0.8%
FedEx Corporation	11,653	4,699,771

Materials — 1.9%
Metals & Mining — 1.9%
Barrick Mining Corporation	192,831	7,585,972
Southern Copper Corporation	23,113	3,968,271
		11,554,243
Real Estate — 2.8%
REITs — 2.8%
Essex Property Trust, Inc.	12,567	3,307,760
Prologis, Inc.	30,766	4,369,387
Public Storage	10,093	3,052,628
Ventas, Inc.	69,355	6,093,531
		16,823,306
Technology — 10.1%
Semiconductors — 3.2%
Intel Corporation (d)	23,000	2,173,040
NVIDIA Corporation	59,954	11,965,019
QUALCOMM, Inc.	30,261	5,434,270
		19,572,329
Software — 2.3%
Microsoft Corporation	21,700	8,848,826
Oracle Corporation	29,902	4,825,884
		13,674,710
Technology Hardware — 2.7%
Apple, Inc.	18,056	4,899,496
Cisco Systems, Inc.	66,988	6,129,402
Dell Technologies, Inc. - Class C	24,176	5,051,575
		16,080,473
COMMON STOCKS — continued

	Shares	Value
Technology — continued
Technology Services — 1.9%
FactSet Research Systems, Inc.	20,906	$4,757,787
International Business Machines Corporation	28,283	6,532,808
		11,290,595
Utilities — 1.7%
Electric Utilities — 1.7%
Alliant Energy Corporation	45,786	3,362,066
WEC Energy Group, Inc.	56,205	6,628,818
		9,990,884
Total Common Stocks
(Cost $186,979,590)		$263,150,577

EXCHANGE-TRADED FUNDS — 4.7%
iShares MSCI Emerging Markets ETF	73,440	$4,699,426
JPMorgan Equity Premium Income ETF	92,836	5,346,425
JPMorgan Nasdaq Equity Premium Income ETF	125,047	7,411,535
Westwood Enhanced Income Opportunity ETF (f)	429,307	10,854,427
Total Exchange-Traded Funds
(Cost $25,186,454)		$28,311,813

PREFERRED STOCKS — 1.8%
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Company (The), 6.00%,
10/15/2027	71,350	$5,151,470

Technology — 1.0%
Technology Hardware — 1.0%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	75,800	5,807,796

Total Preferred Stocks
(Cost $7,625,352)		$10,959,266

Investments at Value — 98.9%
(Cost $503,270,042)		$592,372,122

Other Assets in Excess of Liabilities — 1.1%		6,639,973

Net Assets — 100.0%		$599,012,095

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND
APRIL 30, 2026 (Unaudited)

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $67,531,655 as of April 30, 2026, representing 11.3% of net assets.

ADR - American Depositary Receipt

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

plc - Public Limited Company

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

SOFR - Secured Overnight Financing Rate.

S.p.A. - Societa per azioni

(a)	The rate shown is the annualized yield at time of purchase.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Security has a perpetual maturity date.

(d)	Non-income producing security.
(e)	All or a portion of the security covers a written call option. The total value of these securities as of April 30, 2026 was $5,712,330.

(f)	Affiliated Fund.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 08/21/26 (Premiums $507,804)	$90.00	900	$5,674,500	$315,000

The average monthly notional value of written option contracts during the six months ended April 30, 2026 was $12,853,759.

SCHEDULE OF FUTURES CONTRACTS

				Value/
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
Currency Futures
CME Euro Foreign Exchange Currency Future	75	6/12/2026	$11,025,000	$124,397
Interest Rate Futures
10-Year U.S. Treasury Note Future	60	6/18/2026	6,771,563	(167,057)
2-Year U.S. Treasury Note Future	115	6/30/2026	23,819,375	(208,785)
5-Year U.S. Treasury Note Future	342	6/30/2026	36,879,890	(583,481)
CME Ultra Long-Term U.S. Treasury Bond Future	80	6/18/2026	9,202,500	(414,623)
			76,673,328	(1,373,946)

Total Futures Contracts			$87,698,328	$(1,249,549)

The average monthly notional value of futures contracts during the six months ended April 30, 2026 was $88,599,680.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS U.S. GOVERNMENT & AGENCIES — 4.6%
	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) — 1.8%
U.S. Treasury Bills	3.656%	05/21/26	$2,000,000	$1,996,022

U.S. Treasury Notes — 2.8%
U.S. Treasury Notes	4.000%	03/31/30	1,035,000	1,035,970
U.S. Treasury Notes	3.875%	07/31/30	1,000,000	995,469
U.S. Treasury Notes	4.625%	02/15/35	1,035,000	1,056,913
				3,088,352
Total U.S. Government & Agencies
(Cost $5,133,050)				$5,084,374

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corporation — 1.6%
FHLMC, Series 2021-HQA1, Class B-2, 144A (b)	8.645%	08/25/33	$460,000	$538,710
FHLMC, Pool #SD8275	4.500%	12/01/52	435,936	421,147
FHLMC, Pool #SD8288	5.000%	01/01/53	422,648	418,894
FHLMC, Pool #SD2605	5.500%	04/01/53	411,366	415,900
				1,794,651
Federal National Mortgage Association — 0.4%
FNMA, Pool #FS3394	4.000%	10/01/52	467,809	441,063

Total Collateralized Mortgage Obligations
(Cost $2,227,499)				$2,235,714

CONVERTIBLE BONDS — 3.0%
Financials — 1.8%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	$1,000,000	$995,000
Redwood Trust, Inc.	7.750%	06/15/27	1,000,000	1,010,000
				2,005,000
Industrials — 0.5%
BWX Technologies, Inc., 144A	0.000%	11/01/30	500,000	541,000

Real Estate — 0.7%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	815,000	762,025

Total Convertible Bonds
(Cost $3,303,572)				$3,308,025

CORPORATE BONDS — 59.5%
Communications — 9.9%
Alphabet, Inc.	5.300%	05/15/65	$460,000	$419,249
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	360,000	358,160
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	1,010,614
Clear Channel Outdoor Holdings, Inc., 144A	7.875%	04/01/30	1,000,000	1,041,145
CSC Holdings, LLC, 144A	11.250%	05/15/28	500,000	406,432
Dotdash Meredith, Inc., 144A	7.625%	06/15/32	750,000	700,696
E.W. Scripps Company (The), 144A	9.875%	08/15/30	1,000,000	999,448

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2026 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Communications — continued
Enbridge, Inc.	7.200%	06/27/54	$525,000	$561,291
Getty Images, Inc., 144A	11.250%	02/21/30	1,000,000	892,330
Gray Media, Inc., 144A	7.250%	08/15/33	1,000,000	1,018,047
iHeartCommunications, Inc., 144A	7.750%	08/15/30	500,000	481,250
Muvico, LLC, 144A	15.000%	02/19/29	1,023,500	1,067,448
Nexstar Media, Inc., 144A	6.500%	09/15/33	1,000,000	1,007,667
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	919,000	952,792
				10,916,569
Consumer Discretionary — 7.1%
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,000,000	1,024,898
Century Communities, Inc., 144A	6.625%	09/15/33	691,000	687,512
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,087,531
Michael’s Companies, Inc., 144A	8.500%	03/15/33	1,000,000	988,211
Mohegan Escrow Issuer, LLC, 144A	8.250%	04/15/30	1,000,000	1,038,000
Shutterfly Finance, LLC, 144A	8.500%	10/01/27	1,021,250	1,000,825
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc., 144A	6.625%	05/01/32	1,000,000	1,017,783
Staples, Inc., 144A	10.750%	09/01/29	1,000,000	955,010
				7,799,770
Consumer Staples — 1.4%
Arko Corporation, 144A	5.125%	11/15/29	1,000,000	901,407
BAT Capital Corporation	7.750%	10/19/32	552,000	633,670
				1,535,077
Energy — 8.9%
CVR Energy, Inc., 144A	7.500%	02/15/31	1,000,000	1,012,721
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	443,956
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	525,000	539,260
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	1,015,903
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,028,334
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	1,037,491
Northern Oil and Gas, Inc., 144A	7.875%	10/15/33	1,333,000	1,380,994
PBF Holding Company, LLC / PBF Finance Corporation, 144A	9.875%	03/15/30	1,000,000	1,074,552
Phillips 66 Company, Series B	6.200%	03/15/56	385,000	386,335
Plains All American Pipeline, L.P. / PAA Finance Corporation	5.600%	01/15/36	40,000	40,086
Sempra Energy (c)	6.400%	10/01/54	450,000	453,629
Sunoco, L.P., 144A, Series A	7.875%	03/18/45	315,000	326,191
TransCanada Trust	5.600%	03/07/82	478,000	472,069
W&T Offshore, Inc., 144A	10.750%	02/01/29	500,000	518,750
				9,730,271
Financials — 12.8%
Ally Financial, Inc.	6.992%	06/13/29	590,000	613,594
Ares Capital Corporation	7.000%	01/15/27	735,000	744,512
Aviation Group PTE Ltd., 144A, Series 1	8.500%	05/15/31	1,000,000	934,035
Baldwin Insurance Group Holdings, LLC, 144A	7.125%	05/15/31	500,000	506,224
Bank of America Corporation	6.250%	10/15/35	650,000	656,812
Bank of America Corporation	5.518%	10/25/35	635,000	639,872
Barclays plc	7.385%	11/02/28	515,000	535,394
Blue Owl Credit Income Corporation	5.800%	03/15/30	500,000	486,433

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2026 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Financials — continued
Cinemark USA, Inc., 144A	7.000%	08/01/32	$1,000,000	$1,033,407
First Citizens BancShares, Inc., Series D (c)	7.000%	12/31/49	525,000	527,580
Golub Capital Private Credit Fund, 144A	5.600%	04/15/31	920,000	889,374
HSBC Holdings plc (c)	8.000%	12/31/49	615,000	641,255
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,250,000	1,258,594
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	418,273
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	450,000	463,454
Old National Bancorp	5.768%	02/15/36	540,000	539,223
Queen MergerCo, Inc., 144A	6.750%	04/30/32	1,000,000	1,018,139
SBL Holdings, Inc., 144A	7.200%	10/30/34	725,000	670,362
Sixth Street Lending Partners	5.750%	01/15/30	500,000	497,153
SouthState Corporation	7.000%	06/13/35	535,000	555,165
State Street Corporation (b)(c)	6.700%	12/31/49	475,000	489,455
				14,118,310
Health Care — 2.9%
1261229 BC Ltd., 144A	10.000%	04/15/32	1,000,000	1,033,003
Bausch Health Companies, Inc., 144A	14.000%	10/15/30	500,000	481,250
Community Health Systems, Inc., 144A	10.875%	01/15/32	805,000	863,947
Flex Ltd.	6.000%	01/15/28	745,000	761,378
				3,139,578
Industrials — 6.1%
Alta Equipment Group, Inc., 144A	9.000%	06/01/29	1,000,000	949,429
CoreCivic, Inc.	8.250%	04/15/29	500,000	520,816
Donnelley RR & Sons Company, 144A	9.500%	08/01/29	750,000	773,887
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,040,246
GEO Group, Inc.	10.250%	04/15/31	667,000	716,288
Sabre Financial Borrower, LLC, 144A	11.125%	06/15/29	1,000,000	1,026,799
Scorpio Tankers, Inc.	7.500%	01/30/30	625,000	644,308
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,012,565
				6,684,338
Materials — 1.7%
Ardagh Group S.A., 144A	12.000%	12/01/30	1,000,000	897,400
LYB International Finance III, LLC.	5.125%	01/15/31	35,000	35,220
Mativ Holdings, Inc., 144A	8.000%	10/01/29	1,000,000	967,797
				1,900,417
Real Estate — 5.2%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	768,573
Hudson Pacific Properties, L.P.	3.250%	01/15/30	1,000,000	852,416
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,021,941
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	1,000,000	1,038,865
New Residential Investment Corporation, 144A	8.000%	04/01/29	1,000,000	1,004,630
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	991,323
				5,677,748
Technology — 3.5%
Conduent Business Services, LLC, 144A	6.000%	11/01/29	1,000,000	715,292
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	424,609
HP, Inc.	6.100%	04/25/35	295,000	310,368

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2026 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Technology — continued
International Business Machines Corporation	5.700%	02/10/55	$300,000	$281,119
Oracle Corporation	5.350%	05/04/33	1,000,000	972,332
Oracle Corporation	6.900%	11/09/52	320,000	302,789
Xerox Corporation, 144A	10.250%	10/15/30	1,000,000	830,000
				3,836,509
Total Corporate Bonds
(Cost $64,690,668)				$65,338,587

FOREIGN GOVERNMENTS — 1.4%
Mexico Government International Bonds	7.375%	05/13/55	$750,000	$797,625
Republic of South Africa Government Bonds	5.875%	04/20/32	695,000	705,813
Total Foreign Governments
(Cost $1,433,376)				$1,503,438

COMMON STOCKS — 21.1%
	Shares	Value
Communications — 2.0%
Entertainment Content — 0.4%
Walt Disney Company (The)	4,272	$443,220

Internet Media & Services — 1.6%
Alphabet, Inc. - Class A	4,533	1,744,298

Consumer Discretionary — 1.2%
Retail - Discretionary — 1.2%
Home Depot, Inc. (The)	1,277	419,878
TJX Companies, Inc. (The)	5,734	898,804
		1,318,682

Consumer Staples — 1.0%
Tobacco & Cannabis — 1.0%
Altria Group, Inc.	9,100	661,115
Philip Morris International, Inc.	2,736	451,632
		1,112,747

Energy — 1.9%
Oil & Gas Producers — 1.9%
Devon Energy Corporation	5,780	296,918
Energy Transfer, L.P.	38,174	770,733
Enterprise Products Partners, L.P.	15,152	586,382
Kinder Morgan, Inc.	11,940	392,468
		2,046,501
Financials — 2.3%
Asset Management — 0.4%
Blue Owl Capital, Inc.	39,220	382,395
COMMON STOCKS — continued
	Shares	Value
Financials — continued
Banking — 1.9%
PNC Financial Services Group, Inc. (The)	2,443	$544,789
SouthState Bank Corporation	3,280	320,358
Sumitomo Mitsui Financial Group, Inc. - ADR	32,755	695,389
Wells Fargo & Company	6,771	556,779
		2,117,315
Health Care — 1.8%
Biotech & Pharma — 1.8%
Amgen, Inc.	1,088	376,720
Gilead Sciences, Inc.	6,948	909,076
Johnson & Johnson	3,253	747,702
		2,033,498
Industrials — 2.4%
Aerospace & Defense — 1.8%
General Dynamics Corporation	2,439	839,748
Kratos Defense & Security
Solutions, Inc. (d)(e)	9,000	567,450
Lockheed Martin Corporation	1,088	563,551
		1,970,749
Transportation & Logistics — 0.6%
FedEx Corporation	1,553	626,341

Materials — 1.1%
Metals & Mining — 1.1%
Barrick Mining Corporation	18,621	732,550
Southern Copper Corporation	2,811	482,621
		1,215,171

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCKS — continued
	Shares	Value
Real Estate — 2.3%
REITs — 2.3%
Essex Property Trust, Inc.	1,309	$344,542
Prologis, Inc.	4,127	586,116
Public Storage	1,468	443,997
Urban Edge Properties	23,164	507,755
Ventas, Inc.	7,019	616,689
		2,499,099
Technology — 4.2%
Semiconductors — 1.6%
Intel Corporation (d)	4,000	377,920
NVIDIA Corporation	6,819	1,360,868
		1,738,788
Software — 0.6%
Microsoft Corporation	1,634	666,312

Technology Hardware — 0.8%
Cisco Systems, Inc.	10,435	954,802

Technology Services — 1.2%
FactSet Research Systems, Inc.	2,541	578,281
International Business Machines Corporation	3,060	706,799
		1,285,080
Utilities — 0.9%
Electric Utilities — 0.9%
Alliant Energy Corporation	6,822	500,940
WEC Energy Group, Inc.	4,217	497,353
		1,584,675
Total Common Stocks
(Cost $15,900,098)		$23,153,291

EXCHANGE-TRADED FUNDS — 3.5%
JPMorgan Equity Premium Income ETF	9,048	$521,074
JPMorgan Nasdaq Equity Premium Income ETF	16,648	986,727
Westwood Enhanced Income Opportunity ETF (f)	77,982	1,971,666
Westwood Salient Enhanced Energy Income ETF (f)	16,752	406,236
Total Exchange-Traded Funds
(Cost $3,555,589)		$3,885,703

PREFERRED STOCKS — 2.2%
Industrials — 0.9%
Aerospace & Defense — 0.9%
Boeing Company (The), 6.00%, 10/15/2027	13,350	$963,870
PREFERRED STOCKS — continued
	Shares	Value
Real Estate — 0.5%
Apartments — 0.5%
Vinebrook Homes Trust, Inc., 9.50% - Series B (g)	20,000	$500,000

Technology — 0.8%
Technology Hardware — 0.8%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	11,850	907,947

Total Preferred Stocks
(Cost $1,807,988)		$2,371,817

WARRANTS — 0.0% (h)
Communications — 0.0% (h)
Publishing & Broadcasting — 0.0% (h)
Audacy 2nd Lien Warrants (g)	906	$—
Audacy 2nd Lien Warrants (g)	5,433	—
Audacy Special Warrants (g)	4,483	17,932
Total Warrants
(Cost $103,500)		$17,932

MONEY MARKET FUNDS — 1.1%
First American Government Obligations Fund - Class U, 3.60% (i)
(Cost $1,198,599)	1,198,599	$1,198,599

Investments at Value — 98.4%
(Cost $99,353,939)		$108,097,480

Other Assets in Excess of Liabilities — 1.6%		1,730,641

Net Assets — 100.0%		$109,828,121

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $44,096,047 as of April 30, 2026, representing 40.2% of net assets.

ADR - American Depositary Receipt

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

plc - Public Limited Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

SOFR - Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND
APRIL 30, 2026 (Unaudited)

S.p.A. - Societa per azioni

(a)	The rate shown is the annualized yield at time of purchase.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Security has a perpetual maturity date.

(d)	Non-income producing security.

(e)	All or a portion of the security covers a written call option. The total value of these securities as of April 30, 2026 was $567,450.

(f)	Affiliated fund.

(g)	Level 3 security in accordance with fair value hierarchy.

(h)	Percentage rounds to less than 0.1%.

(i)	The rate shown is the 7-day effective yield as of April 30, 2026.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 08/21/26 (Premiums $50,781)	$90.00	90	$567,450	$31,500

The average monthly notional value of written option contracts during the six months ended April 30, 2026 was $1,264,031.

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
Currency Futures
CME Euro Foreign Exchange Currency Future	15	6/12/2026	$2,205,000	$24,880
Interest Rate Futures
10-Year U.S. Treasury Note Future	37	6/18/2026	4,175,797	(103,019)
CME Ultra Long-Term U.S. Treasury Bond Future	63	6/18/2026	7,246,969	(326,516)
			11,422,766	(429,535)

Total Futures Contracts			$13,627,766	$(404,655)

The average monthly notional value of futures contracts during the six months ended April 30, 2026 was $13,897,872.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS CONVERTIBLE BONDS — 93.2%
	Coupon	Maturity	Par Value	Value
Communications — 5.2%
DoorDash, Inc., 144A	0.000%	05/15/30	$2,000,000	$1,908,000
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	1,500,000	1,752,000
Trip.com Group Ltd , 144A	0.750%	06/15/29	2,000,000	2,150,853
Uber Technologies, Inc. *	0.875%	12/01/28	2,000,000	2,445,000
				8,255,853
Consumer Discretionary — 10.0%
Alibaba Group Holding Ltd.	0.500%	06/01/31	2,000,000	2,887,000
Cheesecake Factory, Inc. (The)	2.000%	03/15/30	2,000,000	2,204,000
Cloudflare, Inc., 144A	0.000%	06/15/30	2,500,000	2,871,240
Etsy, Inc., 144A	1.000%	06/15/30	1,000,000	1,081,000
JD.com, Inc.	0.250%	06/01/29	2,500,000	2,546,250
Live Nation Entertainment, Inc.	2.875%	01/15/30	2,500,000	2,783,750
Meritage Homes Corporation	1.750%	05/15/28	1,500,000	1,470,750
				15,843,990
Consumer Staples — 2.8%
Chef’s Warehouse, Inc. (The)	2.375%	12/15/28	1,470,000	2,704,800
Post Holdings, Inc.	2.500%	08/15/27	1,500,000	1,677,000
				4,381,800
Energy — 5.9%
CMS Energy Corporation *	3.375%	05/01/28	2,250,000	2,520,000
Northern Oil and Gas, Inc.	3.625%	04/15/29	2,900,000	3,074,000
Solaris Energy Infrastructure, Inc.	0.250%	10/01/31	2,500,000	3,818,750
				9,412,750
Financials — 3.0%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	995,000
Core Scientific, Inc., 144A	3.000%	09/01/29	700,000	1,408,675
Redwood Trust, Inc.	7.750%	06/15/27	1,500,000	1,515,000
WisdomTree, Inc.	3.250%	08/15/29	500,000	761,650
				4,680,325
Health Care — 12.3%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,100,000	2,593,710
Dexcom, Inc.	0.375%	05/15/28	1,500,000	1,389,750
Halozyme Therapeutics, Inc., 144A	0.000%	02/15/31	1,900,000	1,845,850
Ionis Pharmaceuticals, Inc. *	1.750%	06/15/28	2,000,000	2,970,000
Lantheus Holdings, Inc., 144A	2.625%	12/15/27	1,000,000	1,272,000
Ligand Pharmaceuticals, Inc., 144A	0.750%	10/01/30	2,000,000	2,681,600
Merit Medical Systems, Inc.	3.000%	02/01/29	1,500,000	1,597,604
Mirion Technologies, Inc., 144A	0.250%	06/01/30	1,500,000	1,693,500
Tandem Diabetes Care, Inc.	1.500%	03/15/29	2,000,000	2,049,000
Zoetis, Inc., 144A	0.250%	06/15/29	1,500,000	1,482,750
				19,575,764
Industrials — 16.1%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	2,250,000	6,406,650
AeroVironment, Inc.	0.000%	07/15/30	1,000,000	1,014,500
BWX Technologies, Inc., 144A	0.000%	11/01/30	2,500,000	2,705,000
Fluor Corporation	1.125%	08/15/29	2,250,000	3,015,000

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2026 (Unaudited)

CONVERTIBLE BONDS — continued
	Coupon	Maturity	Par Value	Value
Industrials — continued
Granite Construction, Inc.	3.250%	06/15/30	$2,000,000	$3,680,000
Itron, Inc., 144A *	0.000%	03/15/32	2,000,000	1,874,000
OSI Systems, Inc. *	2.250%	08/01/29	2,500,000	4,077,500
Tetra Tech, Inc. *	2.250%	08/15/28	2,500,000	2,729,000
				25,501,650
Materials — 3.0%
B2Gold Corporation, 144A	2.750%	02/01/30	1,000,000	1,604,500
MP Materials Corporation, 144A	3.000%	03/01/30	1,000,000	3,154,500
				4,759,000
Real Estate — 1.6%
Welltower OP, LLC, 144A *	3.125%	07/15/29	1,500,000	2,595,750

Technology — 31.0%
Akamai Technologies, Inc., 144A	0.250%	05/15/33	3,000,000	3,937,500
Check Point Software Technologies Ltd., 144A	0.000%	12/15/30	2,000,000	1,809,000
Cipher Mining, Inc., 144A	0.000%	10/01/31	1,000,000	1,387,500
Datadog, Inc.	0.000%	12/01/29	2,500,000	2,513,750
DigitalOcean Holdings, Inc., 144A	0.000%	08/15/30	2,000,000	5,153,000
Dropbox, Inc.	0.000%	03/01/28	1,000,000	968,500
Global Payments, Inc.	1.500%	03/01/31	3,500,000	3,141,250
MACOM Technology Solutions Holdings, Inc.	0.000%	12/15/29	1,500,000	2,638,500
Microchip Technology, Inc., 144A *	0.000%	02/15/30	3,500,000	3,998,750
MKS Instruments, Inc. *	1.250%	06/01/30	2,200,000	4,327,401
Nebius Group N.V., 144A	1.000%	09/15/30	1,500,000	1,939,200
Nutanix, Inc.	0.250%	10/01/27	2,000,000	2,098,280
ON Semiconductor Corporation	0.500%	03/01/29	3,500,000	4,263,000
Seagate HDD Cayman	3.500%	06/01/28	700,000	5,701,150
Snowflake, Inc.	0.000%	10/01/29	2,000,000	2,343,600
Synaptics, Inc.	0.750%	12/01/31	2,000,000	2,458,000
Vishay Intertechnology, Inc.	2.250%	09/15/30	500,000	605,750
				49,284,131
Utilities — 2.3%
Evergy, Inc.	4.500%	12/15/27	1,000,000	1,363,000
Ormat Technologies, Inc.	2.500%	07/15/27	1,750,000	2,337,300
				3,700,300
Total Convertible Bonds
(Cost $120,936,926)				$147,991,313

CORPORATE BONDS — 6.2%
Industrials — 3.8%
Centrus Energy Corporation, 144A *	0.000%	08/15/32	$1,300,000	$1,548,625
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,560,369
Parsons Corporation *	2.625%	03/01/29	3,000,000	2,946,000
				6,054,994
Materials — 0.4%
Celanese US Holdings, LLC.	6.850%	11/15/28	571,000	597,216

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2026 (Unaudited)

CORPORATE BONDS — continued
	Coupon	Maturity	Par Value	Value
Real Estate — 2.0%
Iron Mountain, Inc., 144A	7.000%	02/15/29	$1,000,000	$1,021,941
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	1,000,000	1,038,865
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,159,390
				3,220,196
Total Corporate Bonds
(Cost $10,068,387)				$9,872,406

COMMON STOCKS — 0.2%
	Shares	Value
Industrials — 0.2%
Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc. (a)(b) (Cost $182,324)	4,000	$252,200

PREFERRED STOCKS — 0.6%
Technology — 0.6%
Software — 0.6%
Oracle Corporation, 6.50%, 01/15/2029 - Series D (Cost $1,025,211)	20,000	$973,400

MONEY MARKET FUNDS — 4.5%
First American Government Obligations Fund - Class U, 3.60% (c) (Cost $7,240,509)	7,240,509	$7,240,509

Investments at Value — 104.7% (Cost $139,453,357)		$166,329,828

Liabilities in Excess of Other Assets — (4.7%)		(7,495,298)

Net Assets — 100.0%		$158,834,530

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $61,481,639 as of April 30, 2026, representing 38.7% of net assets.

N.V. - Naamloze Vennootschap

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund. The total value of these securities as of April 30, 2026 was $31,073,400.

(a)	Non-income producing security.

(b)	All or a portion of this security covers a written call option. The total value of these securities as of April 30, 2026 was $252,200.

(c)	The rate shown is the 7-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2026 (Unaudited)

A list of open OTC swap agreements as of April 30, 2026, is as follows:

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
Short Positions
(15,500)	Advanced Energy Industries, Inc.	$(5,801,960)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	$(140,693)
(1,800)	AeroVironment, Inc.	(357,156)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	6,609
(22,400)	Akamai Technologies, Inc.	(2,103,640)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(201,301)
(15,700)	Alibaba Group Holding Ltd.	(2,092,496)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	24,848
(5,100)	Alnylam Pharmaceuticals, Inc.	(1,700,289)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	124,221
(257,100)	B2Gold Corporation	(1,264,932)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	109,716
(5,700)	BWX Technologies, Inc.	(1,358,994)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	127,434
(4,300)	Centrus Energy Corporation - Class A	(850,497)	3.13% OBFR 3.64% minus 51bp	05/18/2026	BNP Paribas	(55,522)
(2,000)	Check Point Software Technologies Ltd.	(269,380)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	44,920
(16,400)	Cheesecake Factory, Inc. (The)	(1,008,108)	2.78% OBFR 3.64% minus 86bp	05/18/2026	BNP Paribas	(21,793)
(27,900)	Chef’s Warehouse, Inc. (The)	(1,799,271)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(363,303)
(47,800)	Cipher Mining, Inc.	(860,400)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	13,607
(6,200)	Cloudflare, Inc.	(1,178,806)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(90,392)
(15,900)	CMS Energy Corporation	(1,231,932)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	13,455
(45,700)	Core Scientific, Inc.	(871,956)	3.23% OBFR 3.64% minus 41bp	05/18/2026	BNP Paribas	(40,871)
(5,600)	Datadog, Inc. - Class A	(677,936)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(61,399)
(1,300)	DexCom, Inc.	(80,002)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	2,697
(45,000)	DigitalOcean Holdings, Inc.	(3,515,028)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(819,600)
(3,700)	DoorDash, Inc. - Class A	(665,760)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	42,667
(10,000)	Dropbox, Inc.	(236,900)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(5,675)
(6,700)	Etsy, Inc.	(388,064)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(42,482)
(13,100)	Evergy, Inc.	(1,068,174)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(15,566)
(31,400)	Fluor Corporation	(1,524,784)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(148,316)
(6,500)	Global Payments, Inc.	(460,351)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(6,975)
(22,130)	Granite Construction, Inc.	(2,783,511)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(246,032)
(14,600)	Halozyme Therapeutics, Inc.	(993,530)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	65,456
(30,000)	Ionis Pharmaceuticals, Inc.	(2,304,600)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	64,959
(11,100)	Itron, Inc.	(1,082,805)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	154,109
(16,900)	JD.com, Inc.	(531,843)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	20,164
(7,500)	Lantheus Holdings, Inc.	(629,550)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(4,237)
(11,900)	Liberty Media Corporation - Liberty Formula One	(1,076,593)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	55,264
(7,200)	Ligand Pharmaceuticals, Inc.	(1,620,648)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(29,171)

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS — continued
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
(7,800)	Live Nation Entertainment, Inc.	$(1,192,230)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	$(37,296)
(7,000)	MACOM Technology Solutions Holdings, Inc.	(1,828,120)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(140,644)
(10,100)	Merit Medical Systems, Inc.	(714,373)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	26,734
(4,100)	Meritage Homes Corporation	(266,623)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(9,106)
(16,400)	Microchip Technology, Inc.	(1,281,724)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(240,828)
(45,600)	Mirion Technologies, Inc. - Class A	(901,056)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	1,691
(11,500)	MKS Instruments, Inc.	(3,093,500)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(165,385)
(41,800)	MP Materials Corporation	(2,487,936)	3.28% OBFR 3.64% minus 36bp	05/18/2026	BNP Paribas	(269,136)
(8,100)	Nebius Group N.V. - Class A	(1,172,529)	3.21% OBFR 3.64% minus 43bp	05/18/2026	BNP Paribas	53,577
(39,700)	Northern Oil and Gas, Inc.	(1,027,039)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(49,805)
(12,200)	Nutanix, Inc. - Class A	(466,772)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(31,446)
(18,300)	ON Semiconductor Corporation	(1,543,962)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(299,726)
(3,800)	Oracle Corporation	(660,374)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	47,938
(13,500)	Ormat Technologies, Inc.	(1,536,435)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(12,609)
(10,500)	OSI Systems, Inc.	(3,211,950)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	203,692
(12,200)	Parsons Corporation	(690,154)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	76,098
(8,385)	Seagate Technology Holdings plc	(4,371,985)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(1,267,993)
(8,300)	Snowflake, Inc. - Class A	(1,199,184)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	68,127
(34,500)	Solaris Energy Infrastructure, Inc. - Class A	(2,278,725)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(265,632)
(13,800)	Synaptics, Inc.	(1,071,708)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(218,365)
(28,900)	Tandem Diabetes Care, I	(561,816)	0% OBFR 0% minus 0bp	05/18/2026	BNP Paribas	(2,457)
(32,100)	Tetra Tech, Inc.	(1,016,286)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(19,793)
(16,400)	Trip.com Group Ltd.	(887,568)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(259)
(18,000)	Uber Technologies, Inc.	(1,391,040)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	49,967
(10,700)	Vishay Intertechnology, Inc.	(266,177)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(43,514)
(10,300)	Welltower, Inc.	(2,176,699)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	(58,919)
(27,800)	WisdomTree, Inc.	(475,102)	3.18% OBFR 3.64% minus 46bp	05/18/2026	BNP Paribas	3,131
(5,300)	Zoetis, Inc. - Class A	(640,028)	3.29% OBFR 3.64% minus 35bp	05/18/2026	BNP Paribas	28,755
Total Short Positions						$(3,996,405)

			Total swap agreements at value (assets)			$1,429,836
			Total swap agreements at value (liabilities)			(5,426,241)
			Net swap agreements at value			$(3,996,405)

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a)	Payment frequency is monthly.

The average monthly notional value for swap contracts for the six months ended April 30, 2026 was $72,906,862.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
			Notional	Value of
	Strike Price	Contracts	Value	Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 08/21/26 (Premiums $22,569)	$90.00	40	$252,200	$14,000

The average monthly notional value of written option contracts during the six months ended April 30, 2026 was $367,177.

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
Interest Rate Futures
5-Year U.S. Treasury Note Future	57	6/30/2026	$6,146,648	$(97,247)

The average monthly notional value of futures contracts during the six ended April 30, 2026 was $6,214,484.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS AFFILIATED EXCHANGE-TRADED FUNDS — 4.0%
	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$11,667,039
Westwood Salient Enhanced Midstream Income ETF	1,565,169	45,906,407
Total Affiliated Exchange-Traded Funds
(Cost $50,094,282)		$57,573,446

MASTER LIMITED PARTNERSHIPS (a) — 24.4%
Pipelines — 24.4%
Delek Logistics Partners, L.P.	82,483	$4,382,322
Energy Transfer, L.P.	7,349,200	148,380,348
Enterprise Products Partners, L.P.	1,819,874	70,429,124
Genesis Energy, L.P. (b)	876,198	15,237,083
MPLX, L.P.	1,088,685	61,260,305
Western Midstream Partners, L.P.	1,193,761	51,904,728
Total Master Limited Partnerships
(Cost $169,934,385)		$351,593,910

MLP RELATED COMPANIES — 71.3%
Independent Power Producers — 2.5%
NRG Energy, Inc.	179,728	$27,962,082
Vistra Corporation (b)	52,794	8,333,005
		36,295,087
Pipelines — 65.2%
Antero Midstream Corporation	1,591,802	34,796,792
Cheniere Energy, Inc. (b)	250,833	68,966,533
DT Midstream, Inc.	748,237	110,731,594
EMG Utica I Offshore Co-Investment L.P. and Subsidiary (c)(d)(e)	11,947,424	5,361,120
EMG Utica Midstream Fund L.P. and Subsidiaries (c)(d)(e)	5,655,164	8,442,741
Enbridge, Inc.	1,717,538	95,185,956
Gibson Energy, Inc.	182,386	3,994,452
Hess Midstream, L.P. - Class A	685,841	26,816,383
Keyera Corporation	1,664,430	64,304,014
Kinder Morgan, Inc. (b)	3,039,529	99,909,318
Kinetik Holdings, Inc.	363,879	18,390,445
NextDecade Corporation (b)(f)	1,102,221	8,630,390
ONEOK, Inc.	352,792	32,619,148
Pembina Pipeline Corporation	549,663	25,570,323
Plains GP Holdings, L.P. - Class A	596,633	14,587,677
Select Water Solutions, Inc. - Class A	662,459	11,082,939
South Bow Corporation	847,843	29,030,144
Targa Resources Corporation	163,337	42,480,687
TC Energy Corporation	1,055,691	70,657,399
Venture Global, Inc. - Class A (b)	2,624,702	34,829,795
MLP RELATED COMPANIES — continued
	Shares	Value
Pipelines — continued
WaterBridge Infrastructure, LLC -
Class A	544,168	$16,401,224
Williams Companies, Inc. (The)	1,542,815	117,732,212
		940,521,286
Power Equipment — 2.7%
Eaton Corporation plc	10,580	4,581,246
Liberty Energy, Inc.	121,730	4,113,257
Quanta Services, Inc. (b)	5,050	3,675,239
Solaris Energy Infrastructure, Inc. (b)	354,192	26,153,536
		38,523,278
Renewable Energy Infrastructure — 0.9%
Clearway Energy, Inc. - Class C (b)	199,009	8,032,004
Shoals Technologies Group, Inc. - Class A (f)	631,343	5,012,863
		13,044,867
Total MLP Related Companies
(Cost $591,637,050)		$1,028,384,518

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class U, 3.60% (g)
(Cost $5,215,882)	5,215,882	$5,215,882

Investments at Value — 100.0%
(Cost $816,881,599)		$1,442,767,756

Liabilities in Excess of Other Assets — (0.0%) (h)		(590,676)

Net Assets — 100.0%		$1,442,177,080

MLP - Master Limited Partnership

plc - Public Limited Company

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option. The total value of these securities as of April 30, 2026 was $273,766,903.

(c)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions except from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.

(d)	Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees and represents 1.0% of net assets.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
APRIL 30, 2026 (Unaudited)

(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(f)	Non-income producing security.

(g)	The rate shown is the 7-day effective yield as of April 30, 2026.

(h)	Percentage rounds to less than 0.1%.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
	Strike		Notional	Value of
	Price	Contracts	Value	Options
Call Option Contracts
Cheniere Energy, Inc., 05/15/26	$300.00	250	$6,873,750	$48,500
Clearway Energy, Inc. - Class C, 05/15/26	45.00	34	137,224	510
Genesis Energy, L.P., 05/15/26	17.50	876	1,523,364	35,040
Kinder Morgan, Inc., 05/15/26	33.00	3,039	9,989,193	133,716
NextDecade Corporation, 05/15/26	9.00	1,102	862,866	16,530
NextDecade Corporation, 06/18/26	9.00	2,204	1,725,732	88,160
Quanta Services, Inc., 05/15/26	700.00	25	1,819,425	77,750
Solaris Energy Infrastructure, Inc., 05/15/26	85.00	885	6,534,840	150,450
Solaris Energy Infrastructure, Inc., 06/18/26	90.00	885	6,534,840	362,850
Venture Global, Inc. - Class A, 05/15/26	15.00	5,249	6,965,423	272,948
Venture Global, Inc. - Class A, 05/15/26	17.50	2,624	3,482,048	47,232
Venture Global, Inc. - Class A, 06/18/26	17.50	5,449	7,230,823	299,695
Venture Global, Inc. - Class A, 06/18/26	20.00	6,561	8,706,447	216,513
Vistra Corporation, 05/15/26	200.00	264	4,166,976	10,824
Total Written Option Contracts (Premiums $1,101,196)			$66,552,951	$1,760,718

The average monthly notional value of written option contracts during the six months ended April 30, 2026 was $39,140,734.

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCKS — 28.0%
	Shares	Value
Financials — 3.0%
Specialty Finance — 3.0%
Blackstone Mortgage Trust, Inc. - Class A	375,000	$7,121,250

Real Estate Investment Trusts (REITs) — 25.0%
Data Centers — 2.1%
Digital Realty Trust, Inc.	25,000	5,023,500

Healthcare — 2.2%
Welltower, Inc.	25,000	5,433,500

Infrastructure — 3.7%
Crown Castle, Inc.	100,000	8,878,000

Multi-Asset Class — 3.0%
W.P. Carey, Inc.	100,000	7,293,000

Office — 3.9%
COPT Defense Properties	300,000	9,375,000

Residential — 2.8%
Centerspace	100,000	6,827,000

Retail — 4.2%
Macerich Company (The)	250,000	5,432,500
Realty Income Corporation	75,000	4,818,000
		10,250,500
Storage — 3.1%
Public Storage	25,000	7,561,250

Total Common Stocks
(Cost $58,734,336)		$67,763,000

PREFERRED STOCKS* - 70.8%
Consumer Discretionary — 4.4%
Home Construction — 4.4%
Hovnanian Enterprises, Inc., 7.63% - Series A	515,000	$10,789,250

Financials — 3.0%
Banking — 3.0%
Associated Banc-Corp, 5.63% - Series F	10,665	217,779
Associated Banc-Corp, 5.88% - Series E	5,661	118,881
Banc of California, Inc., 7.75% -Series F	87,360	2,239,911
PREFERRED STOCKS* — continued
	Shares	Value
Financials — continued
Banking — continued
Merchants Bancorp, 7.63% - Series E	196,055	$4,721,004
		7,297,575
Real Estate Investment Trusts (REITs) — 63.4%
Apartments — 1.9%
Vinebrook Homes Trust, 9.50% - Series B (a)	180,000	4,500,000

Diversified — 6.7%
AH Realty Trust, Inc., 6.75% - Series A	320,000	6,915,200
CTO Realty Growth, Inc., 6.38% - Series A	447,333	9,358,206
		16,273,406
Healthcare — 4.7%
Chiron Real Estate, Inc., 7.50% - Series A	311,134	7,532,554
Chiron Real Estate, Inc., 8.00% - Series A	160,000	3,952,000
		11,484,554
Hotels — 18.5%
Chatham Lodging Trust, 6.63% - Series A	170,109	3,461,701
Pebblebrook Hotel Trust, 5.70% -Series H	489,548	8,762,909
Pebblebrook Hotel Trust, 6.30% -Series F	242,066	4,812,272
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	1,948,770
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	4,997,500
RLJ Lodging Trust, 7.80% - Series A	375,000	9,427,500
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	2,824,328
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,204,370
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	3,456,706
		44,896,056
Industrial — 3.6%
LXP Industrial Trust, 6.50% - Series C	190,000	8,656,400

Manufactured Homes — 0.8%
UMH Properties, Inc., 6.38% - Series D	87,634	1,916,556

Mortgage — 3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	523,747	9,495,533

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND
APRIL 30, 2026 (Unaudited)

PREFERRED STOCKS* — continued
	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Office — 4.9%
Alpine Income Property Trust, Inc., 8.00% - Series A	200,000	$5,060,000
Hudson Pacific Properties, Inc., 4.75% - Series C	484,009	6,868,088
		11,928,088
Residential — 2.9%
American Homes 4 Rent, 5.88% - Series G	307,132	6,981,110

Retail — 1.7%
Regency Centers Corporation, 5.88% - Series B	22,829	512,283
Regency Centers Corporation, 6.25% - Series A	157,663	3,635,709
		4,147,992
Shopping Centers — 4.3%
Saul Centers, Inc., 6.00% - Series E	125,000	2,780,000
Saul Centers, Inc., 6.13% - Series D	381,000	7,734,300
		10,514,300
Specialized — 5.6%
EPR Properties, 5.75% - Series C	31,000	772,210
EPR Properties, 5.75% - Series G	107,775	2,130,712
EPR Properties, 9.00% - Series E	183,506	5,901,553
IQHQ, Inc. (a)(b)	5,000	4,750,000
		13,554,475
Storage — 3.9%
National Storage Affiliates Trust,
6.00% - Series A	370,000	8,543,300
Public Storage, 4.00% - Series R	50,000	786,500
		9,329,800
Total Preferred Stocks
(Cost $164,638,494)		$171,765,095
MONEY MARKET FUNDS — 1.7%
	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (c)
(Cost $4,219,952)	4,219,952	$4,219,952

Investments at Value — 100.5%
(Cost $227,592,782)		$243,748,047

Liabilities in Excess of Other Assets — (0.5%)		(1,185,283)

Net Assets — 100.0%		$242,562,764

*	Security has a perpetual maturity date.

(a)	Level 3 security in accordance with fair value hierarchy.

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS EXCHANGE-TRADED FUNDS — 55.8%
	Shares	Value
Invesco QQQ Trust Series 1	28,443	$18,992,529
Invesco S&P 500® Equal Weight ETF	45,032	9,161,310
iShares MSCI Eurozone ETF	135,216	9,008,090
State Street Energy Select Sector SPDR ETF	184,710	11,017,951
State Street Industrial Select Sector SPDR ETF	52,594	9,181,861
State Street SPDR S&P 500® ETF Trust	13,455	9,669,570
State Street SPDR S&P Metals & Mining ETF	83,812	9,950,999
State Street Technology Select Sector SPDR Fund	113,252	18,063,694
VanEck Gold Miners ETF	88,297	7,795,742
Total Exchange-Traded Funds (Cost $91,964,923)		$102,841,746

MONEY MARKET FUNDS — 44.2%
First American Government Obligations Fund - Class U, 3.60% (a)
(Cost $81,433,747)	81,433,747	$81,433,747

Investments at Value — 100.0%
(Cost $173,398,670)		$184,275,493

Other Assets in Excess of Liabilities — 0.0% (b)		86,398

Net Assets — 100.0%		$184,361,891

(a)	The rate shown is the 7-day effective yield as of April 30, 2026.

(b)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL PLUS FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS EXCHANGE-TRADED FUNDS — 27.0%
	Shares	Value
Invesco S&P 500® Equal Weight ETF	38,299	$7,791,548
State Street Energy Select Sector SPDR ETF	53,618	3,198,314
State Street SPDR S&P Metals & Mining ETF	29,919	3,552,283
VanEck Gold Miners ETF	31,932	2,819,276
Total Exchange-Traded Funds (Cost $16,013,556)		$17,361,421

MONEY MARKET FUNDS — 68.2%
First American Government Obligations Fund - Class U, 3.60% (a)
(Cost $43,931,594)	43,931,594	$43,931,594

Investments at Value — 95.2%
(Cost $59,945,150)		$61,293,015

Other Assets in Excess of Liabilities — 4.8%		3,089,666

Net Assets — 100.0%		$64,382,681

(a)	The rate shown is the 7-day effective yield as of April 30, 2026.

SCHEDULE OF FUTURES CONTRACTS
				Value/
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
Index Futures
E-Mini S&P 500® Futures	33	6/18/2026	$11,952,188	$597,300
Nasdaq 100 E-Mini Futures	22	6/18/2026	12,142,240	956,055
Total Futures Contracts			$24,094,428	$1,553,355

The average monthly notional value of futures contracts during the six months ended April 30, 2026 was $31,986,905.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood	Westwood	Westwood
	Westwood	Quality	Quality	Income
	Quality Value	SMidCap	SmallCap	Opportunity
	Fund	Fund	Fund	Fund
ASSETS
Investments in affiliated securities, at cost	$—	$—	$—	$10,802,823
Investments in unaffiliated securities, at cost	141,879,410	86,177,965	731,998,307	492,467,219
Investments in affiliated securities, at value (Note 2 and 3)	$—	$—	$—	$10,854,427
Investments in unaffiliated securities, at value (Note 2)	179,404,712	106,712,989	906,396,874	581,517,695
Variation margin receivable on futures contracts	—	—	—	153,078
Cash collateral for futures contracts	—	—	—	1,333,000
Cash at broker	—	—	—	163,268
Receivable for capital shares sold	8,450	34,102	221,036	164,216
Receivable for investment securities sold	—	—	4,000,393	12,517,489
Dividends and interest receivable	47,483	7,172	41,881	3,877,613
Other assets	31,100	16,003	42,089	43,298
Total assets	179,491,745	106,770,266	910,702,273	610,624,084
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $—, $—, $—, $507,804)	—	—	—	315,000
Payable for capital shares redeemed	1,115,868	57,406	297,774	168,560
Payable for investment securities purchased	—	—	481,351	10,514,969
Due to custodian	—	—	—	169,446
Payable to Adviser, net of waivers (Note 4)	54,455	39,191	523,628	271,990
Payable to administrator (Note 4)	11,915	7,147	52,099	33,804
Accrued administrative servicing fees — Institutional Shares (Note 4)	47,090	48,323	50,399	88,446
Payable for distribution fees — A Class Shares (Note 4)	259	—	592	12,836
Payable for distribution fees — C Class Shares (Note 4)	—	—	8,887	18,698
Accrued borrowing costs (Note 2)	4,423	—	—	—
Other accrued expenses	10,150	9,730	17,160	18,240
Total liabilities	1,244,160	161,797	1,431,890	11,611,989
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—	—
NET ASSETS	$178,247,585	$106,608,469	$909,270,383	$599,012,095
NET ASSETS CONSIST OF:
Paid-in capital	$135,584,174	$82,288,273	$711,058,887	$499,654,986
Accumulated earnings	42,663,411	24,320,196	198,211,496	99,357,109
NET ASSETS	$178,247,585	$106,608,469	$909,270,383	$599,012,095

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood	Westwood	Westwood
	Westwood	Quality	Quality	Income
	Quality Value	SMidCap	SmallCap	Opportunity
	Fund	Fund	Fund	Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$176,271,863	$75,861,134	$360,542,136	$413,502,411
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,214,893	4,136,744	16,821,166	31,125,267
Net asset value, offering price and redemption price per share (Note 1)	$12.40	$18.34	$21.43	$13.29
A CLASS SHARES
Net assets applicable to A Class Shares	$1,939,525	N/A	$2,508,719	$44,823,250
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	155,304	N/A	117,441	3,377,563
Net asset value, offering price and redemption price per share (Note 1)	$12.49	N/A	$21.36	$13.27
Maximum sales charge	3.00%	N/A	4.00%	3.00%
Maximum offering price per share	$12.88	N/A	$22.25	$13.68
C CLASS SHARES
Net assets applicable to C Class Shares	N/A	N/A	$5,284,783	$13,304,617
C Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	N/A	251,975	1,007,604
Net asset value, offering price and redemption price per share (Note 1)	N/A	N/A	$20.97	$13.20
ULTRA SHARES
Net assets applicable to Ultra Class Shares	$36,197	$30,747,335	$540,934,745	$127,381,817
Ultra Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,933	1,678,953	25,219,349	9,594,250
Net asset value, offering price and redemption price per share (Note 1)	$12.34	$18.31	$21.45	$13.28

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

			Westwood
			Salient MLP
	Westwood	Westwood	& Energy
	Multi-Asset	Alternative	Infrastructure
	Income Fund	Income Fund	Fund
ASSETS
Investments in affiliated securities, at cost	$2,333,044	$—	$50,094,282
Investments in unaffiliated securities, at cost	97,020,895	139,453,357	766,787,317
Investments in affiliated securities, at value (Note 2 and 3)	$2,377,902	$—	$57,573,446
Investments in unaffiliated securities, at value (Note 2)	105,719,578	166,329,828	1,385,194,310
Unrealized appreciation on swap agreements	—	1,429,836	—
Variation margin receivable on futures contracts	20,766	9,797	—
Receivable for capital shares sold	101,071	180,761	401,164
Receivable for investment securities sold	—	2,386,072	3,729,968
Cash at broker	45,238	10,382	—
Cash collateral for swap contracts	—	183,875	—
Cash collateral for futures contracts	459,300	71,250	—
Dividends and interest receivable	1,386,942	524,579	2,520,185
Tax reclaims receivable	1,783	—	—
Due from related party (Note 2)	—	—	300,000
Other assets	23,694	33,407	219,108
Total assets	110,136,274	171,159,787	1,449,938,181
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $50,781, $22,569 and $1,101,196)	31,500	14,000	1,760,718
Unrealized depreciation on swap agreements	—	5,426,241	—
Payable for capital shares redeemed	1,741	1,313,094	605,038
Payable for investment securities purchased	15,680	5,098,308	3,556,581
Due to broker for swap contracts	—	343,237	—
Payable to Adviser, net of waivers (Note 4)	230,937	97,411	963,715
Payable to administrator (Note 4)	7,657	9,869	95,605
Payable for tax expense (Note 2)	—	—	300,000
Accrued administrative servicing fees — Institutional Shares (Note 4)	4,497	6,071	302,251
Accrued administrative servicing fees — A Class Shares (Note 4)	—	—	54,466
Accrued administrative servicing fees — C Class Shares (Note 4)	—	—	7,293
Payable for distribution fees — A Class Shares (Note 4)	1,671	286	57,652
Payable for distribution fees — C Class Shares (Note 4)	—	—	21,442
Other accrued expenses	14,470	16,740	36,340
Total liabilities	308,153	12,325,257	7,761,101
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—
NET ASSETS	$109,828,121	$158,834,530	$1,442,177,080
NET ASSETS CONSIST OF:
Paid-in capital	$119,153,994	$149,783,309	$1,266,991,626
Accumulated earnings (deficit)	(9,325,873)	9,051,221	175,185,454
NET ASSETS	$109,828,121	$158,834,530	$1,442,177,080

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

			Westwood
			Salient MLP
	Westwood	Westwood	& Energy
	Multi-Asset	Alternative	Infrastructure
	Income Fund	Income Fund	Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$103,348,419	$109,865,362	$1,233,544,032
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,061,261	10,598,802	98,122,375
Net asset value, offering price and redemption price per share (Note 1)	$10.27	$10.37	$12.57
A CLASS SHARES
Net assets applicable to A Class Shares	$6,479,702	$825,611	$193,951,564
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	626,850	79,779	15,336,076
Net asset value, offering price and redemption price per share (Note 1)	$10.34	$10.35	$12.65
Maximum sales charge	3.00%	3.00%	4.00%
Maximum offering price per share	$10.66	$10.67	$13.18
C CLASS SHARES
Net assets applicable to C Class Shares	N/A	N/A	$14,281,985
C Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	N/A	1,136,075
Net asset value, offering price and redemption price per share (Note 1)	N/A	N/A	$12.57
ULTRA SHARES
Net assets applicable to Ultra Shares	N/A	$48,143,557	$399,499
Ultra Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	4,645,083	31,777
Net asset value, offering price and redemption price per share (Note 1)	N/A	$10.36	$12.57

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood	Westwood
	Westwood Real	Broadmark	Broadmark
	Estate Income	Tactical Growth	Tactical Plus
	Fund	Fund	Fund
ASSETS
Investments in unaffiliated securities, at cost	$227,592,782	$173,398,670	$59,945,150
Investments in unaffiliated securities, at value (Note 2)	$243,748,047	$184,275,493	$61,293,015
Variation margin receivable on futures contracts	—	—	244,118
Receivable for capital shares sold	68,550	25,804	288,182
Cash collateral for futures contracts	—	—	2,491,777
Dividends and interest receivable	191,070	278,097	131,709
Other assets	82,397	71,215	39,628
Total assets	244,090,064	184,650,609	64,488,429
LIABILITIES
Payable for capital shares redeemed	1,320,350	71,938	41,000
Payable to Adviser, net of waivers (Note 4)	130,031	158,571	40,258
Payable to administrator (Note 4)	16,574	11,424	5,148
Accrued administrative servicing fees — Institutional Shares (Note 4)	16,085	26,418	2,554
Accrued administrative servicing fees — A Class Shares (Note 4)	14,043	2,032	175
Accrued administrative servicing fees — C Class Shares (Note 4)	3,124	3,667	3
Accrued administrative servicing fees — F Class Shares (Note 4)	—	—	5,939
Payable for distribution fees — A Class Shares (Note 4)	14,568	4,305	51
Payable for distribution fees — C Class Shares (Note 4)	—	533	—
Other accrued expenses	12,525	9,830	10,620
Total liabilities	1,527,300	288,718	105,748
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—
NET ASSETS	$242,562,764	$184,361,891	$64,382,681
NET ASSETS CONSIST OF:
Paid-in capital	$236,617,220	$161,584,515	$68,380,750
Accumulated earnings (deficit)	5,945,544	22,777,376	(3,998,069)
NET ASSETS	$242,562,764	$184,361,891	$64,382,681

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

		Westwood	Westwood
	Westwood Real	Broadmark	Broadmark
	Estate Income	Tactical Growth	Tactical Plus
	Fund	Fund	Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$172,050,418	$166,891,231	$32,277,288
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	9,824,936	5,559,942	2,975,595
Net asset value, offering price and redemption price per share (Note 1)	$17.51	$30.02	$10.85
A CLASS SHARES
Net assets applicable to A Class Shares	$70,512,346	$15,082,417	$347,856
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,007,009	542,329	32,737
Net asset value, offering price and redemption price per share (Note 1)	$17.60	$27.81	$10.63
Maximum sales charge	3.00%	4.00%	3.00%
Maximum offering price per share	$18.14	$28.97	$10.96
C CLASS SHARES
Net assets applicable to C Class Shares	N/A	$2,388,243	N/A
C Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	94,113	N/A
Net asset value, offering price and redemption price per share (Note 1)	N/A	$25.38	N/A
F CLASS SHARES
Net assets applicable to F Class Shares	N/A	N/A	$31,757,537
F Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	N/A	2,842,524
Net asset value, offering price and redemption price per share (Note 1)	N/A	N/A	$11.17

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

		Westwood	Westwood	Westwood
	Westwood	Quality	Quality	Income
	Quality Value	SMidCap	SmallCap	Opportunity
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividend income from affiliated securities	$—	$—	$—	$195,551
Dividend income from unaffiliated securities (net of foreign withholding tax of $760, $2,230, $4,309, and $16,734 respectively)	1,591,908	679,821	6,649,896	3,495,005
Interest income (net of foreign withholding tax of $—, $—, $—, and $— respectively)	—	—	—	7,737,114
Total investment income	1,591,908	679,821	6,649,896	11,427,670

EXPENSES
Investment management fees (Note 4)	436,161	380,627	3,994,757	1,873,679
Administrative service plan fees - Institutional Shares (Note 4)	66,208	72,414	221,487	154,281
Administration fees (Note 4)	26,304	15,681	135,095	85,527
Distribution fees - A Class (Note 4)	2,520	—	3,228	57,047
Distribution fees - C Class (Note 4)	—	—	22,044	66,813
Registration and filing fees	24,622	18,027	37,534	37,382
Legal fees	11,011	6,265	58,698	45,073
Trustees’ fees and expenses (Note 4)	5,394	3,288	29,327	17,811
Audit and tax services fees	10,500	9,200	9,500	9,650
Transfer agent fees (Note 4)	9,560	5,907	16,775	9,998
Custody fees	6,629	2,103	9,513	7,114
Insurance expense	1,800	1,581	3,834	2,684
Compliance fees (Note 4)	1,407	814	7,667	4,572
Borrowing costs (Note 2)	4,423	—	5,287	289
Other expenses	22,257	18,338	46,213	71,748
Total expenses	628,796	534,245	4,600,959	2,443,668
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(75,870)	(116,730)	(636,132)	(30,635)
Affiliated management fee waived by Adviser (Note 4)	—	—	—	(15,879)
Net expenses	552,926	417,515	3,964,827	2,397,154

NET INVESTMENT INCOME	1,038,982	262,306	2,685,069	9,030,516

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS AND FUTURES
Net realized gains from investment transactions in unaffiliated securities	4,682,083	3,994,123	44,798,910	27,424,711
Net realized losses from written option contracts	—	—	—	(4,633,198)
Net realized gains from long futures contracts	—	—	—	88,287
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3)	—	—	—	51,604
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	7,652,017	11,450,510	82,089,855	719,372
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	—	161,427
Net change in unrealized appreciation (depreciation) on long futures contracts	—	—	—	(1,308,648)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, OPTIONS AND FUTURES	12,334,100	15,444,633	126,888,765	22,503,555

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,373,082	$15,706,939	$129,573,834	$31,534,071

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

			Westwood
			Salient MLP
	Westwood	Westwood	& Energy
	Multi-Asset	Alternative	Infrastructure
	Income Fund	Income Fund	Fund
INVESTMENT INCOME
Distributions from master limited partnerships	$—	$—	$12,426,666
Dividends from master limited partnership related companies (net of foreign withholding tax of $—, $—, and $1,030,068 respectively)	—	—	16,635,261
Dividend income from affiliated securities (Note 3)	56,563	—	2,762,483
Dividend income from unaffiliated securities (net of foreign withholding tax of $2,953, $—, and $— respectively)	449,822	161,275	117,573
Interest income (net of foreign withholding tax of $—, $—, and $— respectively)	2,816,380	855,891	—
Total investment income	3,322,765	1,017,166	31,941,983

EXPENSES
Investment management fees (Note 4)	287,913	283,965	5,853,803
Administrative service plan fees - Institutional Shares (Note 4)	17,040	56,001	556,860
Administrative service plan fees - A Class (Note 4)	—	—	85,640
Administrative service plan fees - C Class (Note 4)	—	—	7,744
Administration fees (Note 4)	18,609	24,159	243,210
Distribution fees - A Class Shares (Note 4)	6,614	1,045	214,103
Distribution fees - C Class Shares (Note 4)	—	—	77,436
Registration and filing fees	19,899	26,227	46,738
Legal fees	8,498	11,336	87,990
Trustees’ fees and expenses (Note 4)	3,413	4,512	37,821
Audit and tax service fees	9,500	12,750	25,950
Transfer agent fees (Note 4)	6,232	6,027	18,374
Custody fees	5,879	2,940	30,203
Insurance expense	1,625	1,735	23,150
Compliance fees (Note 4)	868	1,135	10,471
Borrowing costs (Note 2)	5,290	—	—
Tax expense (Note 2)	—	—	5,000
Other expenses	25,826	34,804	61,473
Total expenses	417,206	466,636	7,385,966
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(47,568)	(118,242)	—
Contractual management fee waived by Adviser (Note 4)	—	(14,634)	—
Affiliated management fee waived by Adviser (Note 4)	(359)	—	(257,947)
Net expenses	369,279	333,760	7,128,019

NET INVESTMENT INCOME	2,953,486	683,406	24,813,964

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

			Westwood
			Salient MLP
	Westwood	Westwood	& Energy
	Multi-Asset	Alternative	Infrastructure
	Income Fund	Income Fund	Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS, FUTURES AND SWAPS
Net realized gains from investment transactions in affiliated securities (Note 3)	$3,074	$—	$—
Net realized gains from investment transactions in unaffiliated securities	211,933	1,523,097	57,307,705
Net realized gains from foreign currency transactions	—	—	1,347
Net realized losses from purchased option contracts	—	(326,555)	—
Net realized gains (losses) from written option contracts	(66,564)	(39,016)	1,327,562
Net realized gains from long futures contracts	194,227	10,911	—
Net realized gains from swap transactions	—	1,152,810	—
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3)	80,749	—	7,817,407
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	865,746	4,925,223	232,177,598
Net change in unrealized appreciation (depreciation) on purchased option contracts	—	141,887	—
Net change in unrealized appreciation (depreciation) on written option contracts	66,260	15,864	(849,481)
Net change in unrealized appreciation (depreciation) on long futures contracts	(616,615)	(97,082)	—
Net change in unrealized appreciation (depreciation) on swap transactions	—	(3,269,508)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, OPTIONS, FUTURES AND SWAPS	738,810	4,037,631	297,782,138

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,692,296	$4,721,037	$322,596,102

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

		Westwood	Westwood
	Westwood Real	Broadmark	Broadmark
	Estate Income	Tactical Growth	Tactical Plus
	Fund	Fund	Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities	$9,552,377	$2,054,849	$950,435
Interest income	—	—	32,159
Total investment income	9,552,377	2,054,849	982,594

EXPENSES
Investment management fees (Note 4)	859,442	960,187	436,164
Administrative service plan fees - Institutional Shares (Note 4)	43,108	39,149	15,396
Administrative service plan fees - A Class (Note 4)	36,563	7,357	206
Administrative service plan fees - C Class (Note 4)	—	3,667	—
Administrative service plan fees - F Class (Note 4)	—	—	15,552
Administration fees (Note 4)	36,433	28,254	12,276
Distribution fees - A Class (Note 4)	91,408	18,818	515
Distribution fees - C Class (Note 4)	—	11,002	—
Registration and filing fees	18,487	23,559	24,809
Legal fees	16,814	11,676	15,608
Trustees’ fees and expenses (Note 4)	7,731	5,508	2,115
Audit and tax services fees	10,000	6,700	9,900
Transfer agent fees (Note 4)	13,094	7,037	5,943
Custody fees	3,183	1,858	1,691
Insurance expense	5,989	6,615	2,844
Compliance fees (Note 4)	2,020	1,386	494
Tax expense (Note 2)	—	1,600	—
Other expenses	30,608	17,530	16,163
Total expenses	1,174,880	1,151,903	559,676
Investment management fees reduced and expense reimbursements by the Advisor (Note 4)	—	—	(186,786)
Net expenses	1,174,880	1,151,903	372,890

NET INVESTMENT INCOME	8,377,497	902,946	609,704

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS AND
FUTURES
Net realized gains (losses) from investment transactions from unaffiliated securities	(7,355,781)	12,548,522	890,571
Net realized losses from purchased option contracts	—	—	(990,493)
Net realized losses from long futures contracts	—	—	(56,117)
Net change in unrealized appreciation (depreciation) on investment transactions from unaffiliated securities	5,299,754	(1,617,245)	1,370,966
Net change in unrealized appreciation (depreciation) on purchased option contracts	—	—	197,825
Net change in unrealized appreciation (depreciation) on long futures contracts	—	—	(65,779)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS AND FUTURES	(2,056,027)	10,931,277	1,346,973

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,321,470	$11,834,223	$1,956,677

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		SMidCap Fund		SmallCap Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$1,038,982	$2,284,027	$262,306	$446,998	$2,685,069	$9,182,117
Net realized gains on investments and foreign currency transactions	4,682,083	34,130,370	3,994,123	5,136,336	44,798,910	52,020,569
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,652,017	(29,694,020)	11,450,510	(2,675,569)	82,089,855	(78,316,284)
Net change in net assets resulting from operations	13,373,082	6,720,377	15,706,939	2,907,765	129,573,834	(17,113,598)
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(32,678,335)	(15,146,057)	(3,508,755)	(892,595)	(20,266,477)	(27,260,186)
A Class Shares	(388,465)	(141,254)	N/A	N/A	(142,110)	(185,558)
C Class Shares	N/A	(11,340)	N/A	N/A	(129,392)	(155,935)
Ultra Shares	(6,309)	(83)	(1,454,071)	(438,529)	(34,365,139)	(38,579,598)
Total distributions	(33,073,109)	(15,298,734)	(4,962,826)	(1,331,124)	(54,903,118)	(66,181,277)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	15,908,611	8,577,862	3,170,481	6,999,699	19,375,062	61,038,027
Reinvestment of dividends	15,522,158	8,250,849	3,502,339	880,521	19,340,930	25,567,708
Redeemed	(15,915,638)	(39,001,158)	(6,711,192)	(16,160,902)	(60,673,003)	(154,436,298)
Net change from Institutional Shares capital share transactions	15,515,131	(22,172,447)	(38,372)	(8,280,682)	(21,957,011)	(67,830,563)
A Class Shares
Issued	87,213	112,777	N/A	N/A	210,088	658,717
Shares exchanged from C Class Shares	—	182,320	N/A	N/A	—	—
Reinvestment of dividends	388,465	141,254	N/A	N/A	141,759	182,922
Redeemed	(426,962)	(367,348)	N/A	N/A	(484,589)	(1,404,135)
Net change from A Class Shares capital share transactions	48,716	69,003	N/A	N/A	(132,742)	(562,496)
C Class Shares
Issued	N/A	—	N/A	N/A	2,499,234	2,537,321
Reinvestment of dividends	N/A	11,340	N/A	N/A	—	155,622
Redeemed	N/A	(249)	N/A	N/A	129,392	(441,990)
Shares exchanged to A Class Shares	N/A	(182,320)	N/A	N/A	(2,417,737)	—
Net change from C Class Shares capital share transactions	N/A	(171,229)	N/A	N/A	210,889	2,250,953
Ultra Shares
Issued	32,190	—	325,411	1,178,535	23,193,147	49,408,787
Reinvestment of dividends	6,309	83	1,454,071	438,529	32,453,664	34,250,323
Redeemed	(191)	—	(1,603,131)	(3,422,530)	(125,979,175)	(106,919,089)
Net change from Ultra Shares capital share transactions	38,308	83	176,351	(1,805,466)	(70,332,364)	(23,259,979)
Net change in net assets from capital share transactions	15,602,155	(22,274,590)	137,979	(10,086,148)	(92,211,228)	(89,402,085)
TOTAL CHANGE IN NET ASSETS	(4,097,872)	(30,852,947)	10,882,092	(8,509,507)	(17,540,512)	(172,696,960)
NET ASSETS
Beginning of period	182,345,457	213,198,404	95,726,377	104,235,884	926,810,895	1,099,507,855
End of period	$178,247,585	$182,345,457	$106,608,469	$95,726,377	$909,270,383	$926,810,895

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		SMidCap Fund		SmallCap Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	1,336,335	593,386	184,627	427,678	955,686	3,061,284
Issued in reinvestment of dividends to shareholders	1,301,100	589,442	210,773	55,800	980,130	1,189,913
Redeemed	(1,289,183)	(2,798,183)	(391,078)	(1,012,054)	(2,976,750)	(7,720,051)
Net change in shares outstanding	1,348,252	(1,615,355)	4,322	(528,576)	(1,040,934)	(3,468,854)
Shares outstanding at beginning of period	12,866,641	14,481,996	4,132,422	4,660,998	17,862,100	21,330,954
Shares outstanding at end of period	14,214,893	12,866,641	4,136,744	4,132,422	16,821,166	17,862,100

A Class Shares
Sold	6,906	8,079	N/A	N/A	10,376	33,305
Shares issued in connection with exchange of C Class Shares	—	12,872	N/A	N/A	—	—
Issued in reinvestment of dividends to shareholders	32,366	10,028	N/A	N/A	7,208	8,534
Redeemed	(34,989)	(26,000)	N/A	N/A	(23,856)	(69,660)
Net change in shares outstanding	4,283	4,979	N/A	N/A	(6,272)	(27,821)
Shares outstanding at beginning of period	151,021	146,042	N/A	N/A	123,713	151,534
Shares outstanding at end of period	155,304	151,021	N/A	N/A	117,441	123,713

C Class Shares
Sold	N/A	—	N/A	N/A	128,903	127,412
Issued in reinvestment of dividends to shareholders	N/A	826	N/A	N/A	6,708	7,353
Redeemed	N/A	(17)	N/A	N/A	(124,329)	(23,820)
Shares exchanged for A Class Shares	N/A	(13,207)	N/A	N/A	—	—
Net change in shares outstanding	N/A	(12,398)	N/A	N/A	11,282	110,945
Shares outstanding at beginning of period	N/A	12,398	N/A	N/A	240,693	129,748
Shares outstanding at end of period	N/A	—	N/A	N/A	251,975	240,693

Ultra Shares
Sold	2,333	—	18,563	73,138	1,139,888	2,422,599
Issued in reinvestment of dividends to shareholders	531	6	87,596	27,843	1,642,831	1,593,615
Redeemed	(16)	—	(90,975)	(213,496)	(6,247,487)	(5,188,635)
Net change in shares outstanding	2,848	6	15,184	(112,515)	(3,464,768)	(1,172,421)
Shares outstanding at beginning of period	85	79	1,663,769	1,776,284	28,684,117	29,856,538
Shares outstanding at end of period	2,933	85	1,678,953	1,663,769	25,219,349	28,684,117

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$9,030,516	$17,706,253	$2,953,486	$6,825,259	$683,406	$1,564,922
Net realized gains (losses) on investments, futures, purchased options, written options, swap agreements and foreign currency transactions	22,879,800	10,709,532	342,670	(325,894)	2,321,247	(1,238,342)
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, swap agreements and foreign currency translations	(376,245)	25,417,757	396,140	3,346,374	1,716,384	9,904,529
Net change in net assets resulting from operations	31,534,071	53,833,542	3,692,296	9,845,739	4,721,037	10,231,109
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(5,821,670)	(12,480,831)	(2,798,183)	(6,229,373)	(1,179,601)	(2,154,771)
A Class Shares	(628,885)	(1,391,743)	(142,573)	(509,392)	(9,321)	(14,996)
C Class Shares	(135,650)	(326,591)	N/A	(2,304)	N/A	(1,431)
Ultra Shares	(1,860,781)	(3,435,211)	N/A	N/A	(564,198)	(894,508)
From return of capital
Institutional Shares	—	(2,321,726)	—	—	—	(326,453)
A Class Shares	—	(258,897)	—	—	—	(2,272)
C Class Shares	—	(60,753)	N/A	—	N/A	—
Ultra Shares	—	(639,029)	N/A	N/A	—	(135,520)
Total distributions	(8,446,986)	(20,914,781)	(2,940,756)	(6,741,069)	(1,753,120)	(3,529,951)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	51,473,013	57,510,784	13,659,460	31,270,266	29,465,196	43,699,290
Reinvestment of dividends	5,616,473	14,490,757	2,751,257	6,110,755	1,179,601	2,480,957
Proceeds from redemption fees	—	—	—	—	661	993
Redeemed	(32,092,490)	(91,223,501)	(12,790,444)	(29,418,473)	(10,408,671)	(57,981,993)
Net change from Institutional Shares capital share transactions	24,996,996	(19,221,960)	3,620,273	7,962,548	20,236,787	(11,800,753)
A Class Shares
Issued	2,888,017	8,919,160	1,897,368	1,226,107	166,798	86,110
Shares exchanged from C Class Shares	—	—	—	211,253	—	386,849
Reinvestment of dividends	585,725	1,625,616	75,266	364,073	9,321	17,268
Redeemed	(6,869,159)	(10,486,726)	(435,098)	(5,430,420)	(198,743)	(159,795)
Net change from A Class Shares capital share transactions	(3,395,417)	58,050	1,537,536	(3,628,987)	(22,624)	330,432
C Class Shares
Issued	555,964	1,669,153	N/A	129,414	N/A	—
Reinvestment of dividends	135,587	387,297	N/A	2,304	N/A	1,431
Redeemed	(1,210,538)	(2,135,933)	N/A	(969)	N/A	(57,547)
Shares exchanged to A Class Shares	—	—	N/A	(211,253)	N/A	(386,849)
Net change from C Class Shares capital share transactions	(518,987)	(79,483)	N/A	(80,504)	N/A	(442,965)

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
Ultra Shares
Issued	4,700,000	9,598,719	N/A	N/A	7,026,041	19,844,868
Reinvestment of dividends	1,860,781	4,074,240	N/A	N/A	564,198	1,030,028
Redeemed	(200,000)	(200,000)	N/A	N/A	(4,568,755)	(6,416,536)
Net change from Ultra Shares capital share transactions	6,360,781	13,472,959	N/A	N/A	3,021,484	14,458,360
Net change in net assets from capital share transactions	27,443,373	(5,770,434)	5,157,809	4,253,057	23,235,647	2,545,074
TOTAL CHANGE IN NET ASSETS	50,530,458	27,148,327	5,909,349	7,357,727	26,203,564	9,246,232

NET ASSETS
Beginning of period	548,481,637	521,333,310	103,918,772	96,561,045	132,630,966	123,384,734
End of period	$599,012,095	$548,481,637	$109,828,121	$103,918,772	$158,834,530	$132,630,966

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025	(Unaudited)	2025
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	3,948,173	4,707,089	1,331,675	3,138,007	2,879,996	4,428,931
Issued in reinvestment of dividends to shareholders	430,257	1,199,177	270,269	613,827	115,294	252,470
Redeemed	(2,460,061)	(7,435,737)	(1,253,929)	(2,923,793)	(1,015,343)	(5,861,073)
Net change in shares outstanding	1,918,369	(1,529,471)	348,015	828,041	1,979,947	(1,179,672)
Shares outstanding at beginning of period	29,206,898	30,736,369	9,713,246	8,885,205	8,618,855	9,798,527
Shares outstanding at end of period	31,125,267	29,206,898	10,061,261	9,713,246	10,598,802	8,618,855

A Class Shares
Sold	221,235	718,486	185,902	121,818	16,441	8,711
Shares issued in connection with exchange of C Class Shares	—	—	—	20,932	—	39,681
Issued in reinvestment of dividends to shareholders	44,922	134,757	7,347	36,468	913	1,755
Redeemed	(522,729)	(865,529)	(42,241)	(529,599)	(19,483)	(16,234)
Net change in shares outstanding	(256,572)	(12,286)	151,008	(350,381)	(2,129)	33,913
Shares outstanding at beginning of period	3,634,135	3,646,421	475,842	826,223	81,908	47,995
Shares outstanding at end of period	3,377,563	3,634,135	626,850	475,842	79,779	81,908

C Class Shares
Sold	42,981	137,677	N/A	12,814	N/A	—
Issued in reinvestment of dividends to shareholders	10,452	32,303	N/A	228	N/A	148
Redeemed	(93,223)	(175,659)	N/A	(96)	N/A	(5,926)
Shares exchanged for A Class Shares	—	—	N/A	(20,858)	N/A	(39,629)
Net change in shares outstanding	(39,790)	(5,679)	N/A	(7,912)	N/A	(45,407)
Shares outstanding at beginning of period	1,047,394	1,053,073	N/A	7,912	N/A	45,407
Shares outstanding at end of period	1,007,604	1,047,394	N/A	—	N/A	—

Ultra Shares
Sold	370,663	753,626	N/A	N/A	687,567	2,018,871
Issued in reinvestment of dividends to shareholders	142,656	337,167	N/A	N/A	55,148	104,543
Redeemed	(15,528)	(16,950)	N/A	N/A	(447,413)	(649,519)
Net change in shares outstanding	497,791	1,073,843	N/A	N/A	295,302	1,473,895
Shares outstanding at beginning of period	9,096,459	8,022,616	N/A	N/A	4,349,781	2,875,886
Shares outstanding at end of period	9,594,250	9,096,459	N/A	N/A	4,645,083	4,349,781

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP &		Westwood Real Estate
	Energy Infrastructure Fund		Income Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$24,813,964	$17,023,339	$8,377,497	$13,944,491
Net realized gains (losses) on investments, purchased options, and written options and foreign currency transactions	58,636,614	55,678,168	(7,355,781)	(1,892,700)
Net change in unrealized appreciation (depreciation) on investments, purchased options, and written options and foreign currency translations	239,145,524	9,363,775	5,299,754	(18,025,585)
Net change in net assets resulting from operations	322,596,102	82,065,282	6,321,470	(5,973,794)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(23,388,265)	(47,345,017)	(6,641,031)	(9,454,085)
A Class Shares	(3,353,517)	(6,735,090)	(2,676,054)	(4,409,579)
C Class Shares	(257,982)	(585,203)	N/A	(80,827)
Ultra Shares	(7,306)	(197,321)	N/A	N/A
From return of capital
Institutional Shares	—	—	—	(3,798,847)
A Class Shares	—	—	—	(1,771,861)
C Class Shares	—	—	N/A	—
Ultra Shares	—	—	N/A	N/A
Total distributions	(27,007,070)	(54,862,631)	(9,317,085)	(19,515,199)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	62,732,040	199,114,756	15,527,511	46,161,341
Reinvestment of dividends	21,104,609	42,363,321	6,634,669	13,241,871
Redeemed	(138,020,669)	(201,791,899)	(26,996,452)	(41,601,244)
Net change from Institutional Shares capital share transactions	(54,184,020)	39,686,178	(4,834,272)	17,801,968
A Class Shares
Issued	6,803,730	15,823,901	1,625,262	6,373,946
Shares exchanged from C Class Shares	—	—	—	4,368,115
Reinvestment of dividends	3,201,405	6,370,286	2,355,239	5,438,193
Redeemed	(10,281,280)	(25,773,097)	(11,577,143)	(23,543,780)
Net change from A Class Shares capital share transactions	(276,145)	(3,578,910)	(7,596,642)	(7,363,526)
C Class Shares
Issued	681,746	3,887,424	N/A	256,353
Reinvestment of dividends	255,098	579,320	N/A	78,486
Redeemed	(6,768,619)	(3,546,913)	N/A	(164,529)
Shares exchanged to A Class Shares	—	—	N/A	(4,368,115)
Net change from C Class Shares capital share transactions	(5,831,775)	919,831	N/A	(4,197,805)

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP &		Westwood Real Estate
	Energy Infrastructure Fund		Income Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025
Ultra Shares
Issued	4,397	2,106,106	N/A	N/A
Reinvestment of dividends	7,306	15,373	N/A	N/A
Redeemed	(1,095)	(7,538,445)	N/A	N/A
Net change from C Class Shares capital share transactions	10,608	(5,416,966)	N/A	N/A
Net change in net assets from capital share transactions	(60,281,332)	31,610,133	(12,430,914)	6,240,637
TOTAL CHANGE IN NET ASSETS	235,307,700	58,812,784	(15,426,529)	(19,248,356)
NET ASSETS
Beginning of period	1,206,869,380	1,148,056,596	257,989,293	277,237,649
End of period	$1,442,177,080	$1,206,869,380	$242,562,764	$257,989,293

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP &		Westwood Real Estate
	Energy Infrastructure Fund		Income Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	5,667,782	19,029,277	884,019	2,529,188
Issued in reinvestment of dividends to shareholders	1,925,319	4,085,125	387,867	737,012
Redeemed	(12,389,160)	(19,450,782)	(1,544,681)	(2,279,959)
Net change in shares outstanding	(4,796,059)	3,663,620	(272,795)	986,241
Shares outstanding at beginning of period	102,918,434	99,254,814	10,097,731	9,111,490
Shares outstanding at end of period	98,122,375	102,918,434	9,824,936	10,097,731
A Class Shares
Sold	617,093	1,518,753	92,057	352,745
Shares issued in connection with exchange of C Class Shares	—	—	—	236,896
Issued in reinvestment of dividends to shareholders	290,256	610,638	136,935	301,156
Redeemed	(918,351)	(2,476,470)	(656,117)	(1,291,285)
Net change in shares outstanding	(11,002)	(347,079)	(427,125)	(400,488)
Shares outstanding at beginning of period	15,347,078	15,694,157	4,434,134	4,834,622
Shares outstanding at end of period	15,336,076	15,347,078	4,007,009	4,434,134
C Class Shares
Sold	60,989	370,813	N/A	13,817
Issued in reinvestment of dividends to shareholders	23,394	55,750	N/A	4,422
Redeemed	(613,476)	(343,174)	N/A	(9,020)
Shares exchanged for A Class Shares	—	—	N/A	(246,658)
Net change in shares outstanding	(529,093)	83,389	N/A	(237,439)
Shares outstanding at beginning of period	1,665,168	1,581,779	N/A	237,439
Shares outstanding at end of period	1,136,075	1,665,168	N/A	—
Ultra Shares
Sold	387	204,033	N/A	N/A
Issued in reinvestment of dividends to shareholders	666	1,483	N/A	N/A
Redeemed	(94)	(726,988)	N/A	N/A
Net change in shares outstanding	959	(521,472)	N/A	N/A
Shares outstanding at beginning of period	30,818	552,290	N/A	N/A
Shares outstanding at end of period	31,777	30,818	N/A	N/A

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark		Westwood Broadmark
	Tactical Growth Fund		Tactical Plus Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$902,946	$2,518,973	$609,704	$1,876,370
Net realized gains (losses) from investments, futures and purchased options	12,548,522	6,372,837	(156,039)	(5,486,407)
Net change in unrealized appreciation (depreciation) on investments, futures and purchased options	(1,617,245)	4,734,703	1,503,012	2,186,353
Net change in net assets resulting from operations	11,834,223	13,626,513	1,956,677	(1,423,684)
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(2,365,983)	(4,353,625)	(867,571)	(1,235,356)
A Class Shares	(201,825)	(467,725)	(12,001)	(15,215)
C Class Shares	(44,741)	(83,825)	N/A	(7,145)
F Class Shares	N/A	N/A	(874,294)	(1,313,012)
Total distributions	(2,612,549)	(4,905,175)	(1,753,866)	(2,570,728)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	15,744,207	29,966,018	2,212,129	7,244,395
Reinvestment of dividends	2,362,848	4,347,637	867,571	1,235,356
Redeemed	(11,207,134)	(34,664,083)	(1,345,941)	(11,229,180)
Net change from Institutional Shares capital share transactions	6,899,921	(350,428)	1,733,759	(2,749,429)
A Class Shares
Issued	1,115,241	2,548,649	1	485
Shares exchanged from C Class Shares	—	—	—	275,596
Reinvestment of dividends	197,970	459,737	12,001	15,215
Redeemed	(2,023,444)	(4,927,354)	(150,430)	(276,083)
Net change from A Class Shares capital share transactions	(710,233)	(1,918,968)	(138,428)	15,213
C Class Shares
Issued	2,231,119	239,298	N/A	21
Reinvestment of dividends	44,741	83,825	N/A	7,145
Redeemed	(2,712,171)	(1,250,503)	N/A	(62,690)
Shares exchanged to A Class Shares	—	—	N/A	(275,596)
Net change from C Class Shares capital share transactions	(436,311)	(927,380)	N/A	(331,120)
F Class Shares
Issued	N/A	N/A	1,098,053	4,111,311
Reinvestment of dividends	N/A	N/A	874,294	1,313,012
Redeemed	N/A	N/A	(1,791,367)	(7,608,741)
Net change from F Class Shares capital share transactions	N/A	N/A	180,980	(2,184,418)
Net change in net assets from capital share transactions	5,753,377	(3,196,776)	1,776,311	(5,249,754)
TOTAL CHANGE IN NET ASSETS	14,975,051	5,524,562	1,979,122	(9,244,166)
NET ASSETS
Beginning of period	169,386,840	163,862,278	62,403,559	71,647,725
End of period	$184,361,891	$169,386,840	$64,382,681	$62,403,559

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark		Westwood Broadmark
	Tactical Growth Fund		Tactical Plus Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2026	October 31,	2026	October 31,
	(Unaudited)	2025	(Unaudited)	2025
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	532,773	1,113,076	205,222	672,383
Issued in reinvestment of dividends to shareholders	82,415	163,938	81,846	111,595
Redeemed	(382,235)	(1,285,558)	(124,742)	(1,059,627)
Net change in shares outstanding	232,953	(8,544)	162,326	(275,649)
Shares outstanding at beginning of period	5,326,989	5,335,533	2,813,269	3,088,918
Shares outstanding at end of period	5,559,942	5,326,989	2,975,595	2,813,269
A Class Shares
Sold	41,253	101,562	—	41
Shares issued in connection with exchange of C Class Shares	—	—	1,155	25,342
Issued in reinvestment of dividends to shareholders	7,445	18,673	—	1,402
Redeemed	(74,501)	(195,751)	(14,182)	(26,223)
Net change in shares outstanding	(25,803)	(75,516)	(13,027)	562
Shares outstanding at beginning of period	568,132	643,648	45,764	45,202
Shares outstanding at end of period	542,329	568,132	32,737	45,764
C Class Shares
Sold	93,052	10,439	N/A	—
Issued in reinvestment of dividends to shareholders	1,840	3,708	N/A	706
Redeemed	(110,066)	(55,086)	N/A	(5,954)
Shares exchanged for A Class Shares	—	—	N/A	(27,194)
Net change in shares outstanding	(15,174)	(40,939)	N/A	(32,442)
Shares outstanding at beginning of period	109,287	150,226	N/A	32,442
Shares outstanding at end of period	94,113	109,287	N/A	—
F Class Shares
Sold	N/A	N/A	98,270	369,756
Issued in reinvestment of dividends to shareholders	N/A	N/A	80,137	115,684
Redeemed	N/A	N/A	(164,813)	(704,867)
Net change in shares outstanding	N/A	N/A	13,594	(219,427)
Shares outstanding at beginning of period	N/A	N/A	2,828,930	3,048,357
Shares outstanding at end of period	N/A	N/A	2,842,524	2,828,930

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality Value Fund (1)

	Six Months Ended
Westwood Quality Value Fund -	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$14.01		$14.56	$12.27	$12.52	$15.46	$11.80
Net investment income (a)	0.07		0.17	0.21	0.19	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.89		0.31	2.58	(0.25)	(0.74)	4.28
Total from investment operations	0.96		0.48	2.79	(0.06)	(0.56)	4.41
Less distributions from:
Net investment income	(0.16)		(0.19)	(0.23)	(0.19)	(0.10)	(0.17)
Net realized gains	(2.41)		(0.84)	(0.27)	—	(2.28)	(0.58)
Total distributions	(2.57)		(1.03)	(0.50)	(0.19)	(2.38)	(0.75)
Net asset value at end of period	$12.40		$14.01	$14.56	$12.27	$12.52	$15.46
Total return (b)	7.77	% (c)	3.38%	23.22%	(0.51%)	(4.37%)	38.80%
Net assets at end of period (in 000s)	$176,272		$180,218	$210,883	$183,878	$249,760	$206,730
Ratio of net expenses to average net assets (d)	0.63	% (e)(f)	0.63%	0.62%	0.64%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.72	% (e)(f)	0.71%	0.69%	0.70%	0.69%	0.76%
Ratio of net investment income to average net assets (d)	1.19	% (e)	1.20%	1.52%	1.52%	1.38%	0.91%
Portfolio turnover rate (g)	32	% (c)	77%	42%	57%	77%	72%

	Six Months Ended
Westwood Quality Value Fund -	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
A Class Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$14.08		$14.64	$12.33	$12.58	$15.53	$11.84
Net investment income (a)	0.07		0.14	0.18	0.17	0.15	0.08
Net realized and unrealized gains (losses) on investments	0.89		0.31	2.61	(0.26)	(0.75)	4.31
Total from investment operations	0.96		0.45	2.79	(0.09)	(0.60)	4.39
Less distributions from:
Net investment income	(0.14)		(0.17)	(0.21)	(0.16)	(0.07)	(0.12)
Net realized gains	(2.41)		(0.84)	(0.27)	—	(2.28)	(0.58)
Total distributions	(2.55)		(1.01)	(0.48)	(0.16)	(2.35)	(0.70)
Net asset value at end of period	$12.49		$14.08	$14.64	$12.33	$12.58	$15.53
Total return (b)	7.73	% (c)	3.13%	23.07%	(0.75%)	(4.64%)	38.46%
Net assets at end of period (in 000s)	$1,940		$2,127	$2,138	$1,218	$1,402	$858
Ratio of net expenses to average net assets (d)	0.81	% (e)(f)	0.80%	0.80%	0.82%	0.90%	0.90%
Ratio of gross expenses to average net assets	0.90	% (e)(f)	0.88%	0.87%	0.88%	0.94%	1.01%
Ratio of net investment income to average net assets (d)	1.06	% (e)	1.02%	1.32%	1.35%	1.15%	0.58%
Portfolio turnover rate (g)	32	% (c)	77%	42%	57%	77%	72%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01% of borrowing costs (Note 2).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality Value Fund (1) (Continued)

	Six Months Ended
	April 30, 2026		Year Ended	Year Ended	Period Ended
Westwood Quality Value Fund - Ultra Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023 (a)
Net asset value at beginning of period	$13.96		$14.53	$12.26	$13.30
Net investment income (b)	0.07		0.16	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.89		0.31	2.58	(1.02)
Total from investment operations	0.96		0.47	2.78	(0.85)
Less distributions from:
Net investment income	(0.17)		(0.20)	(0.24)	(0.19)
Net realized gains	(2.41)		(0.84)	(0.27)	—
Total distributions	(2.58)		(1.04)	(0.51)	(0.19)
Net asset value at end of period	$12.34		$13.96	$14.53	$12.26
Total return (c)	7.81	% (d)	3.31%	23.17%	(6.42	)% (d)
Net assets at end of period (in 000s)	$36		$1	$1	$1
Ratio of net expenses to average net assets (e)	0.56	% (f)(g)	0.55%	0.55%	0.55	% (f)
Ratio of gross expenses to average net assets	0.65	% (f)(g)	0.63%	0.62%	0.82	% (f)
Ratio of net investment income to average net assets (e)	1.17	% (f)	1.12%	1.45%	1.46	% (f)
Portfolio turnover rate (h)	32	% (d)	77%	42%	57	% (d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.

(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	Annualized.

(g)	Includes 0.01% of borrowing costs (Note 2).

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SMidCap Fund (1)

	Six Months Ended
Westwood Quality SMidCap Fund -	April 30, 2026		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2025	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$16.52		$16.19	$12.88		$12.89	$16.62	$11.97
Net investment income (a)	0.04		0.07	0.13		0.13	0.08	0.15
Net realized and unrealized gains (losses) on investments	2.63		0.45	3.60		0.05	(1.45)	4.89
Total from investment operations	2.67		0.52	3.73		0.18	(1.37)	5.04
Less distributions from:
Net investment income	(0.07)		(0.19)	(0.14)		(0.09)	(0.11)	(0.13)
Net realized gains	(0.78)		—	(0.28)		(0.10)	(2.25)	(0.26)
Total distributions	(0.85)		(0.19)	(0.42)		(0.19)	(2.36)	(0.39)
Net asset value at end of period	$18.34		$16.52	$16.19		$12.88	$12.89	$16.62
Total return (b)	16.71	% (c)	3.28%	29.49%		1.42%	(9.64%)	42.85%
Net assets at end of period (in 000s)	$75,861		$68,262	$75,453		$167,877	$201,586	$237,479
Ratio of net expenses to average net assets (d)	0.88	% (e)	0.85%	0.90	% (f)	0.86%	0.87%	0.88%
Ratio of gross expenses to average net assets	1.11	% (e)	1.07%	1.07	% (f)	1.01%	1.02%	1.10%
Ratio of net investment income to average net assets (d)	0.46	% (e)	0.40%	0.90%		0.96%	0.62%	0.99%
Portfolio turnover rate (g)	35	% (c)	66%	73	% (h)	87%	104%	106%

	Six Months Ended
Westwood Quality SMidCap Fund - Ultra	April 30, 2026		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2025	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$16.51		$16.20	$12.88		$12.90	$16.62	$11.96
Net investment income (a)	0.06		0.09	0.16		0.15	0.11	0.16
Net realized and unrealized gains (losses) on investments	2.62		0.46	3.60		0.04	(1.44)	4.91
Total from investment operations	2.68		0.55	3.76		0.19	(1.33)	5.07
Less distributions from:
Net investment income	(0.10)		(0.24)	(0.16)		(0.11)	(0.14)	(0.15)
Net realized gains	(0.78)		—	(0.28)		(0.10)	(2.25)	(0.26)
Total distributions	(0.88)		(0.24)	(0.44)		(0.21)	(2.39)	(0.41)
Net asset value at end of period	$18.31		$16.51	$16.20		$12.88	$12.90	$16.62
Total return (b)	16.79	% (c)	3.49%	29.77%		1.54%	(9.41%)	43.19%
Net assets at end of period (in 000s)	$30,747		$27,465	$28,783		$114,584	$88,909	$100,933
Ratio of net expenses to average net assets (d)	0.68	% (e)	0.68%	0.70	% (f)	0.68%	0.68%	0.68%
Ratio of gross expenses to average net assets	0.91	% (e)	0.90%	0.87	% (f)	0.83%	0.83%	0.90%
Ratio of net investment income to average net assets (d)	0.66	% (e)	0.58%	1.08%		1.12%	0.80%	1.00%
Portfolio turnover rate (f)	35	% (c)	66%	73	% (h)	87%	104%	106%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.02% of borrowing costs (Note 2).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SMidCap Fund (1) (Continued)

(h)	Excludes in kind transactions (Note 9).

(1)	Effective March 1, 2021, Westwood SMIDCap Fund was renamed as Westwood Quality SMIDCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SmallCap Fund (1)

	Six Months Ended
Westwood Quality SmallCap Fund -	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$19.74		$21.35	$18.06	$18.88	$21.99	$14.46
Net investment income (a)	0.05		0.17	0.20	0.27	0.18	0.18
Net realized and unrealized gains (losses) on investments	2.81		(0.49)	3.92	(0.42)	(2.28)	7.47
Total from investment operations	2.86		(0.32)	4.12	(0.15)	(2.10)	7.65
Less distributions from:
Net investment income	(0.15)		(0.18)	(0.28)	(0.19)	(0.20)	(0.12)
Net realized gains	(1.02)		(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.17)		(1.29)	(0.83)	(0.67)	(1.01)	(0.12)
Net asset value at end of period	$21.43		$19.74	$21.35	$18.06	$18.88	$21.99
Total return (b)	15.02	% (c)	(1.95%)	23.24%	(0.92%)	(10.08%)	53.07%
Net assets at end of period (in 000s)	$360,542		$352,642	$455,373	$427,774	$476,094	$586,435
Ratio of net expenses to average net assets (d)	0.92	% (e)	0.92%	0.90%	0.92%	0.92%	0.92%
Ratio of gross expenses to average net assets	1.06	% (e)	1.06%	1.04%	1.05%	1.04%	1.09%
Ratio of net investment income to average net assets (d)	0.49	% (e)	0.83%	0.97%	1.43%	0.94%	0.90%
Portfolio turnover rate (f)	32	% (c)	63%	57%	58%	60%	58%

	Six Months Ended
Westwood Quality SmallCap Fund - A Class	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$19.67		$21.27	$17.99	$18.84	$21.94	$14.44
Net investment income (a)	0.04		0.14	0.16	0.26	0.16	0.16
Net realized and unrealized gains (losses) on investments	2.79		(0.48)	3.91	(0.43)	(2.27)	7.45
Total from investment operations	2.83		(0.34)	4.07	(0.17)	(2.11)	7.61
Less distributions from:
Net investment income	(0.12)		(0.15)	(0.24)	(0.20)	(0.18)	(0.11)
Net realized gains	(1.02)		(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.14)		(1.26)	(0.79)	(0.68)	(0.99)	(0.11)
Net asset value at end of period	$21.36		$19.67	$21.27	$17.99	$18.84	$21.94
Total return (b)	14.93	% (c)	(2.02%)	23.02%	(1.03%)	(10.15%)	52.90%
Net assets at end of period (in 000s)	$2,509		$2,433	$3,224	$2,161	$1,556	$1,470
Ratio of net expenses to average net assets (d)	1.04	% (e)	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of gross expenses to average net assets	1.18	% (e)	1.18%	1.18%	1.17%	1.16%	1.22%
Ratio of net investment income to average net assets (d)	0.35	% (e)	0.70%	0.80%	1.38%	0.81%	0.77%
Portfolio turnover rate (f)	32	% (c)	63%	57%	58%	60%	58%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SmallCap Fund (1) (Continued)

	Six Months Ended
Westwood Quality SmallCap Fund - C Class	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$19.28		$20.93	$17.81	$18.62	$21.75	$14.34
Net investment income (loss) (a)	(0.05)		(0.02)	(0.01)	0.10	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	2.76		(0.47)	3.88	(0.41)	(2.25)	7.44
Total from investment operations	2.71		(0.49)	3.87	(0.31)	(2.24)	7.43
Less distributions from:
Net investment income	—		(0.05)	(0.20)	(0.02)	(0.08)	(0.02)
Net realized gains	(1.02)		(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.02)		(1.16)	(0.75)	(0.50)	(0.89)	(0.02)
Net asset value at end of period	$20.97		$19.28	$20.93	$17.81	$18.62	$21.75
Total return (b)	14.50	% (c)	(2.80%)	22.12%	(1.77%)	(10.84%)	51.81%
Net assets at end of period (in 000s)	$5,285		$4,640	$2,715	$1,029	$708	$849
Ratio of net expenses to average net assets (d)	1.79	% (e)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of gross expenses to average net assets	1.93	% (e)	1.93%	1.93%	1.92%	1.91%	1.97%
Ratio of net investment income to average net assets (d)	(0.53	%) (e)	(0.09%)	(0.06%)	0.51%	0.07%	(0.04%)
Portfolio turnover rate (f)	32	% (c)	63%	57%	58%	60%	58%

	Six Months Ended
Westwood Quality SmallCap Fund - Ultra	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$19.77		$21.38	$18.08	$18.91	$22.01	$14.47
Net investment income (a)	0.06		0.19	0.22	0.29	0.21	0.20
Net realized and unrealized gains (losses) on investments	2.82		(0.49)	3.94	(0.43)	(2.28)	7.48
Total from investment operations	2.88		(0.30)	4.16	(0.14)	(2.07)	7.68
Less distributions from:
Net investment income	(0.18)		(0.20)	(0.31)	(0.21)	(0.22)	(0.14)
Net realized gains	(1.02)		(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.20)		(1.31)	(0.86)	(0.69)	(1.03)	(0.14)
Net asset value at end of period	$21.45		$19.77	$21.38	$18.08	$18.91	$22.01
Total return (b)	15.11	% (c)	(1.83%)	23.41%	(0.83%)	(9.91%)	53.29%
Net assets at end of period (in 000s)	$540,935		$567,096	$638,196	$608,142	$511,179	$506,444
Ratio of net expenses to average net assets (d)	0.79	% (e)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of gross expenses to average net assets	0.93	% (e)	0.93%	0.93%	0.92%	0.91%	0.97%
Ratio of net investment income to average net assets (d)	0.63	% (e)	0.96%	1.07%	1.52%	1.07%	0.95%
Portfolio turnover rate (f)	32	% (c)	63%	57%	58%	60%	58%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Income Opportunity Fund

	Six Months Ended
Westwood Income Opportunity Fund -	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$12.76		$12.00	$10.46	$10.59	$13.92	$12.84
Net investment income (a)	0.20		0.41	0.41	0.38	0.30	0.23
Net realized and unrealized gains (losses) on investments	0.52		0.84	1.65	(0.12)	(2.19)	1.90
Total from investment operations	0.72		1.25	2.06	0.26	(1.89)	2.13
Less distributions from:
Net investment income	(0.19)		(0.41)	(0.44)	(0.39)	(0.28)	(0.50)
Net realized gains	—		—	—	—	(1.16)	(0.55)
Return of capital	—		(0.08)	(0.08)	—	—	—
Total distributions	(0.19)		(0.49)	(0.52)	(0.39)	(1.44)	(1.05)
Net asset value at end of period	$13.29		$12.76	$12.00	$10.46	$10.59	$13.92
Total return (b)	5.68	% (c)	10.68%	19.85%	2.35%	(14.97%)	17.21%
Net assets at end of period (in 000s)	$413,502		$372,813	$368,844	$391,661	$579,772	$814,633
Ratio of net expenses to average net assets (d)	0.81	% (e)	0.83%	0.83%	0.81%	0.81%	0.85%
Ratio of gross expenses to average net assets	0.83	% (e)	0.83%	0.83%	0.81%	0.81%	0.86%
Ratio of net investment income to average net assets (d)	3.15	% (e)	3.38%	3.53%	3.44%	2.52%	1.68%
Portfolio turnover rate (f)	24	% (c)	67%	57%	88%	81%	82%

	Six Months Ended
Westwood Income Opportunity Fund - A	April 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$12.75		$11.99	$10.45	$10.57	$13.90	$12.83
Net investment income (a)	0.19		0.39	0.39	0.36	0.27	0.20
Net realized and unrealized gains (losses) on investments	0.51		0.83	1.65	(0.11)	(2.19)	1.88
Total from investment operations	0.70		1.22	2.04	0.25	(1.92)	2.08
Less distributions from:
Net investment income	(0.18)		(0.39)	(0.42)	(0.37)	(0.25)	(0.46)
Net realized gains	—		—	—	—	(1.16)	(0.55)
Return of capital	—		(0.07)	(0.08)	—	—	—
Total distributions	(0.18)		(0.46)	(0.50)	(0.37)	(1.41)	(1.01)
Net asset value at end of period	$13.27		$12.75	$11.99	$10.45	$10.57	$13.90
Total return (b)	5.52	% (c)	10.49%	19.68%	2.25%	(15.21%)	16.86%
Net assets at end of period (in 000s)	$44,823		$46,338	$43,706	$44,318	$55,296	$62,614
Ratio of net expenses to average net assets (d)	0.98	% (e)	0.99%	1.00%	0.99%	1.06%	1.10%
Ratio of gross expenses to average net assets	1.00	% (e)	0.99%	1.00%	0.99%	1.06%	1.11%
Ratio of net investment income to average net assets (d)	2.99	% (e)	3.21%	3.36%	3.27%	2.27%	1.44%
Portfolio turnover rate (f)	24	% (c)	67%	57%	88%	81%	82%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Income Opportunity Fund (Continued)

	Six Months Ended
Westwood Income Opportunity Fund - C	April 30, 2026		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2025	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$12.69		$11.92	$10.40		$10.53	$13.84	$12.79
Net investment income (a)	0.14		0.30	0.30		0.27	0.18	0.10
Net realized and unrealized gains (losses) on investments	0.50		0.84	1.63		(0.12)	(2.16)	1.88
Total from investment operations	0.64		1.14	1.93		0.15	(1.98)	1.98
Less distributions from:
Net investment income	(0.13)		(0.31)	(0.34)		(0.28)	(0.17)	(0.38)
Net realized gains	—		—	—		—	(1.16)	(0.55)
Return of capital	—		(0.06)	(0.07)		—	—	—
Total distributions	(0.13)		(0.37)	(0.41)		(0.28)	(1.33)	(0.93)
Net asset value at end of period	$13.20		$12.69	$11.92		$10.40	$10.53	$13.84
Total return (b)	5.07	% (c)	9.74%	18.71%		1.40%	(15.75%)	16.03%
Net assets at end of period (in 000s)	$13,305		$13,289	$12,555		$11,626	$12,743	$13,323
Ratio of net expenses to average net assets (d)	1.73	% (e)	1.74%	1.75%		1.74%	1.81%	1.85%
Ratio of gross expenses to average net assets	1.75	% (e)	1.74%	1.75%		1.74%	1.81%	1.86%
Ratio of net investment income to average net assets (d)	2.24	% (e)	2.46%	2.61%		2.51%	1.52%	0.70%
Portfolio turnover rate (f)	24	% (c)	67%	57%		88%	81%	82%

				Six Months Ended
				April 30, 2026		Year Ended	Year Ended	Period Ended
Westwood Income Opportunity Fund - Ultra Shares				(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023 (g)
Net asset value at beginning of period				$12.76		$11.99	$10.46	$11.12
Net investment income (a)				0.21		0.42	0.42	0.35
Net realized and unrealized gains (losses) on investments				0.51		0.85	1.64	(0.62)
Total from investment operations				0.72		1.27	2.06	(0.27)
Less distributions from:
Net investment income				(0.20)		(0.42)	(0.44)	(0.39)
Return of capital				—		(0.08)	(0.09)	—
Total distributions				(0.20)		(0.50)	(0.53)	(0.39)
Net asset value at end of period				$13.28		$12.76	$11.99	$10.46
Total return (b)				5.65	% (c)	10.88%	19.86%	(2.47	)% (c)
Net assets at end of period (in 000s)				$127,382		$116,042	$96,228	$61,524
Ratio of net expenses to average net assets (d)				0.73	% (e)	0.74%	0.75%	0.74	% (e)
Ratio of gross expenses to average net assets				0.75	% (e)	0.74%	0.75%	0.74	% (e)
Ratio of net investment income to average net assets (d)				3.23	% (e)	3.45%	3.59%	3.51	% (e)
Portfolio turnover rate (f)				24	% (c)	67%	57%	88	% (c)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(g)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Multi-Asset Income Fund (1)

	Six Months Ended
Westwood Multi-Asset Income Fund -	April 30, 2026		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2025		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$10.20		$9.93		$8.85		$8.95	$10.67	$9.55
Net investment income (a)	0.28		0.64		0.57		0.50	0.42	0.35
Net realized and unrealized gains (losses) on investments	0.07		0.26		1.08		(0.11)	(1.71)	1.14
Total from investment operations	0.35		0.90		1.65		0.39	(1.29)	1.49
Less distributions from:
Net investment income	(0.28)		(0.63)		(0.57)		(0.49)	(0.43)	(0.37)
Total distributions	(0.28)		(0.63)		(0.57)		(0.49)	(0.43)	(0.37)
Net asset value at end of period	$10.27		$10.20		$9.93		$8.85	$8.95	$10.67
Total return (b)	3.52	% (c)	9.42%		18.97%		4.27%	(12.38%)	15.69%
Net assets at end of period (in 000s)	$103,348		$99,037		$88,234		$93,810	$96,636	$94,360
Ratio of net expenses to average net assets (d)	0.69	% (e)(f)(g)	0.26	% (f)	0.88	% (f)(g)	0.71%	0.80%	0.80%
Ratio of gross expenses to average net assets	0.78	% (e)(g)	0.35%		0.97	% (g)	0.78%	0.87%	0.96%
Ratio of net investment income to average net assets (d)	5.61	% (e)(f)	6.44	% (f)	5.90	% (f)	5.42%	4.31%	3.37%
Portfolio turnover rate (h)	17	% (c)	66%		65%		52%	62%	67%

	Six Months Ended
Westwood Multi-Asset Income Fund - A	April 30, 2026		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2025		October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$10.26		$9.98		$8.89		$9.00	$10.72	$9.60
Net investment income (a)	0.27		0.62		0.55		0.47	0.39	0.33
Net realized and unrealized gains (losses) on investments	0.08		0.26		1.09		(0.11)	(1.71)	1.13
Total from investment operations	0.35		0.88		1.64		0.36	(1.32)	1.46
Less distributions from:
Net investment income	(0.27)		(0.60)		(0.55)		(0.47)	(0.40)	(0.34)
Total distributions	(0.27)		(0.60)		(0.55)		(0.47)	(0.40)	(0.34)
Net asset value at end of period	$10.34		$10.26		$9.98		$8.89	$9.00	$10.72
Total return (b)	3.49	% (c)	9.16%		18.73%		3.91%	(12.54%)	15.34%
Net assets at end of period (in 000s)	$6,480		$4,882		$8,248		$7,095	$2,321	$1,623
Ratio of net expenses to average net assets (d)	0.90	% (e)(f)(g)	0.51	% (f)	1.12	% (f)(g)	0.94%	1.15%	1.05%
Ratio of gross expenses to average net assets	0.99	% (e)(g)	0.60%		1.21	% (g)	1.01%	1.22%	1.21%
Ratio of net investment income to average net assets (d)	5.35	% (e)(f)	6.21	% (f)	5.66	% (f)	5.07%	3.95%	3.05%
Portfolio turnover rate (h)	17	% (c)	66%		65%		52%	62%	67%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.00% of affiliated management fee waived by Adviser (Note 4).

(g)	Includes 0.01% of borrowing costs (Note 2).

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asset Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Alternative Income Fund

	Six Months Ended
Westwood Alternative Income Fund -	April 30, 2026		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2025*	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$10.16		$9.66	$9.13		$10.39	$11.02	$10.47
Net investment income (a)	0.04		0.12	0.20		0.29	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.29		0.63	0.65		0.13	(0.51)	0.49
Total from investment operations	0.33		0.75	0.85		0.42	(0.31)	0.65
Less distributions from:
Net investment income	(0.12)		(0.22)	(0.07)		(1.59)	(0.17)	(0.10)
Net realized gains	—		—	—		—	(0.15)	—
Return of capital	—		(0.03)	(0.25)		(0.09)	—	—
Total distributions	(0.12)		(0.25)	(0.32)		(1.68)	(0.32)	(0.10)
Net asset value at end of period	$10.37		$10.16	$9.66		$9.13	$10.39	$11.02
Total return (b)	3.27	% (c)	7.83%	9.39%		4.48%	(2.88%)	6.19%
Net assets at end of period (in 000s)	$109,865		$87,597	$94,691		$86,793	$67,312	$53,734
Ratio of net expenses to average net assets (d)	0.98	% (e)	0.89%	0.99	% (f)	0.34%	0.30%	0.96%
Ratio of gross expenses to average net assets	1.16	% (e)	1.09%	1.22	% (f)	0.60%	0.44%	1.21%
Ratio of net investment income to average net assets (d)	0.91	% (e)	1.15%	2.12%		3.08%	1.91%	1.45%
Portfolio turnover rate (g)	27	% (c)	89%	51%		92%	128%	125%

	Six Months Ended
Westwood Alternative Income Fund - A	April 30, 2026		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2025	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$10.15		$9.65	$9.12		$10.39	$11.00	$10.46
Net investment income (a)	0.04		0.09	0.15		0.27	0.18	0.14
Net realized and unrealized gains (losses) on investments	0.27		0.65	0.69		0.13	(0.49)	0.48
Total from investment operations	0.31		0.74	0.84		0.40	(0.31)	0.62
Less distributions from:
Net investment income	(0.11)		(0.21)	(0.07)		(1.58)	(0.15)	(0.08)
Net realized gains	—		—	—		—	(0.15)	—
Return of capital	—		(0.03)	(0.24)		(0.09)	—	—
Total distributions	(0.11)		(0.24)	(0.31)		(1.67)	(0.30)	(0.08)
Net asset value at end of period	$10.35		$10.15	$9.65		$9.12	$10.39	$11.00
Total return (b)	3.10	% (c)	7.74%	9.33%		4.25%	(2.88%)	5.97%
Net assets at end of period (in 000s)	$826		$831	$463		$34	$33	$68
Ratio of net expenses to average net assets (d)	1.11	% (e)	1.10%	1.09	% (f)	0.46%	0.45%	1.11%
Ratio of gross expenses to average net assets	1.29	% (e)	1.30%	1.32	% (f)	0.72%	0.59%	1.38%
Ratio of net investment income to average net assets (d)	0.77	% (e)	0.91%	1.61%		2.90%	1.69%	1.32%
Portfolio turnover rate (g)	27	% (c)	89%	51%		92%	128%	125%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01% of borrowing costs (Note 2).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Alternative Income Fund (Continued)

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Alternative Income Fund (1) (Continued)

	Six Months Ended
Westwood Alternative Income Fund -	April 30, 2026		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Ultra Shares	(Unaudited)		October 31, 2025*	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021
Net asset value at beginning of period	$10.16		$9.66	$9.13		$10.40	$11.02	$10.47
Net investment income (a)	0.05		0.12	0.22		0.29	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.28		0.64	0.64		0.14	(0.49)	0.48
Total from investment operations	0.33		0.76	0.86		0.43	(0.29)	0.65
Less distributions from:
Net investment income	(0.13)		(0.23)	(0.07)		(1.61)	(0.18)	(0.10)
Net realized gains	—		—	—		—	(0.15)	—
Return of capital	—		(0.03)	(0.26)		(0.09)	—	—
Total distributions	(0.13)		(0.26)	(0.33)		(1.70)	(0.33)	(0.10)
Net asset value at end of period	$10.36		$10.16	$9.66		$9.13	$10.40	$11.02
Total return (b)	3.22	% (c)	8.02%	9.52%		4.50%	(2.69%)	6.26%
Net assets at end of period (in 000s)	$48,144		$44,203	$27,792		$54,200	$88,734	$128,329
Ratio of net expenses to average net assets (d)	0.86	% (e)	0.85%	0.85	% (f)	0.21%	0.20%	0.85%
Ratio of gross expenses to average net assets	1.04	% (e)	1.05%	1.08	% (f)	0.47%	0.34%	1.12%
Ratio of net investment income to average net assets (d)	1.02	% (e)	1.16%	2.35%		3.10%	1.95%	1.53%
Portfolio turnover rate (g)	27	% (c)	89%	51%		92%	128%	125%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01% of borrowing costs (Note 2).

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund	April 30, 2026		Year Ended		10 Months Ended		Year Ended	Year Ended		Year Ended	Year Ended
- Institutional Shares (2)	(Unaudited)		October 31, 2025*		October 31, 2024(2)		December 31, 2023(3)	December 31, 2022		December 31, 2021	December 31, 2020
Net asset value at beginning of period	$10.05		$9.80		$7.83		$7.30	$6.50		$5.50	$7.05
Net investment income (loss) (a)	0.21		0.14		0.11		0.10	0.04		(0.02)	0.08
Net realized and unrealized gains (losses) on investments	2.54		0.57		2.21		0.88	1.08		1.34	(1.31)
Total from investment operations	2.75		0.71		2.32		0.98	1.12		1.32	(1.23)
Less distributions from:
Net investment income	(0.23)		(0.46)		(0.35)		(0.28)	—		—	—
Return of capital	—		—		—		(0.17)	(0.32)		(0.32)	(0.32)
Total distributions	(0.23)		(0.46)		(0.35)		(0.45)	(0.32)		(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		—		—		— (5)	—		—	—
Net asset value at end of period	$12.57		$10.05		$9.80		$7.83	$7.30		$6.50	$5.50
Total return (b)	27.71	% (c)	7.18%		30.24	% (c)	13.97%	17.22%		24.11%	(17.32%)
Net assets at end of period (in 000s)	$1,233,544		$1,034,607		$972,519		$739,542	$779,843		$566,980	$393,743
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.05	% (e)(f)	1.05	% (f)	1.07	% (e)(f)	1.11%	1.35	% (g)	1.29%	1.30%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.05	% (e)(f)	1.05	% (f)	1.07	% (e)(f)	1.11%	1.35	% (g)	1.29%	1.30%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.09	% (e)	1.09%		1.10	% (e)	1.15%	1.35%		1.27%	1.33%
Ratio of net investment income (loss) to average net assets (d)	3.86	% (e)(f)	1.40	% (f)	1.46	% (e)(f)	1.36%	0.52%		(27.00%)	1.55%
Portfolio turnover rate (h)	15	% (c)	52%		74	% (c)	91%	86%		248%	260%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01%(e), 0.04% and 0.03% of affiliated management fee waived by Adviser for the period ended April 30, 2026, year ended October 31, 2025 and ten months ended October 31, 2024, respectively (Note 4).

(g)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Fund changed fiscal year to October 31.

(3)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund	April 30, 2026		Year Ended		10 Months Ended		Year Ended	Year Ended		Year Ended	Year Ended
- A Class Shares	(Unaudited)		October 31, 2025*		October 31, 2024(2)		December 31, 2023(3)	December 31, 2022		December 31, 2021	December 31, 2020
Net asset value at beginning of period	$10.11		$9.85		$7.88		$7.34	$6.53		$5.53	$7.07
Net investment income (loss) (a)	0.20		0.12		0.09		0.08	0.02		(0.03)	0.07
Net realized and unrealized gains (losses) on investments	2.56		0.57		2.21		0.89	1.09		1.34	(1.31)
Total from investment operations	2.76		0.69		2.30		0.97	1.11		1.31	(1.24)
Less distributions from:
Net investment income	(0.22)		(0.43)		(0.33)		(0.27)	—		—	—
Return of capital	—		—		—		(0.16)	(0.30)		(0.31)	(0.30)
Total distributions	(0.22)		(0.43)		(0.33)		(0.43)	(0.30)		(0.31)	(0.30)
Tax expense reimbursements by Adviser (Note 2)	—		—		—		— (4)	—		—	—
Net asset value at end of period	$12.65		$10.11		$9.85		$7.88	$7.34		$6.53	$5.53
Total return (b)	27.61	% (c)	6.96%		29.79	% (c)	13.75%	17.00%		23.74%	(17.43%)
Net assets at end of period (in 000s)	$193,952		$155,216		$154,629		$134,627	$151,353		$92,027	$63,681
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.30	% (e)(f)	1.29	% (f)	1.35	% (e)(f)	1.36%	1.61	% (g)	1.50%	1.55%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.30	% (e)(f)	1.29	% (f)	1.35	% (e)(f)	1.36%	1.61	% (g)	1.50%	1.55%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.34	% (e)	1.33%		1.38	% (e)	1.40%	1.61%		1.50%	1.56%
Ratio of net investment income (loss) to average net assets (d)	3.59	% (e)(f)	1.18	% (f)	1.21	% (e)(f)	1.12%	0.23%		(0.42%)	1.29%
Portfolio turnover rate (h)	15	% (c)	52%		74	% (c)	91%	86%		248%	260%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01%(e), 0.04% and 0.03% of affiliated management fee waived by Adviser for the period ended April 30, 2026, year ended October 31, 2025 and ten months ended October 31, 2024, respectively (Note 4).

(g)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Fund changed fiscal year to October 31.

(3)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund	April 30, 2026		Year Ended		10 Months Ended		Year Ended	Year Ended		Year Ended	Year Ended
- C Class Shares	(Unaudited)		October 31, 2025*		October 31, 2024(2)		December 31, 2023(3)	December 31, 2022		December 31, 2021	December 31, 2020
Net asset value at beginning of period	$10.05		$9.80		$7.85		$7.30	$6.50		$5.50	$7.02
Net investment income (loss) (a)	0.16		0.04		0.03		0.03	(0.03)		(0.08)	0.03
Net realized and unrealized gains (losses) on investments	2.53		0.57		2.20		0.90	1.07		1.34	(1.31)
Total from investment operations	2.69		0.61		2.23		0.93	1.04		1.26	(1.28)
Less distributions from:
Net investment income	(0.17)		(0.36)		(0.28)		(0.24)	—		—	—
Return of capital	—		—		—		(0.14)	(0.24)		(0.26)	(0.24)
Total distributions	(0.17)		(0.36)		(0.28)		(0.38)	(0.24)		(0.26)	(0.24)
Tax expense reimbursements by Adviser (Note 2)	—		—		—		— (4)	—		—	—
Net asset value at end of period	$12.57		$10.05		$9.80		$7.85	$7.30		$6.50	$5.50
Total return (b)	27.07	% (c)	6.12%		28.91	% (c)	13.12%	15.98%		22.91%	(18.16%)
Net assets at end of period (in 000s)	$14,282		$16,737		$15,499		$13,741	$15,694		$17,726	$20,468
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	2.05	% (e)(f)	2.05	% (f)	2.10	% (e)(f)	2.09%	2.34	% (g)	2.29%	2.30%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	2.05	% (e)(f)	2.05	% (f)	2.10	% (e)(f)	2.09%	2.34	% (g)	2.29%	2.30%
Ratio of gross expenses to average net assets (including tax expense/benefit)	2.09	% (e)	2.09%		2.13	% (e)	2.13%	2.34%		2.26%	2.32%
Ratio of net investment income (loss) to average net assets (d)	2.92	% (e)(f)	0.39	% (f)	0.47	% (e)(f)	0.37%	(0.47%)		(1.26%)	0.57%
Portfolio turnover rate (h)	15	% (c)	52%		74	% (c)	91%	86%		248%	260%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01%(e), 0.04% and 0.03% of affiliated management fee waived by Adviser for the period ended April 30, 2026, year ended October 31, 2025 and ten months ended October 31, 2024, respectively (Note 4).

(g)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Fund changed fiscal year to October 31.

(3)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP &	Six Months Ended
Energy Infrastructure Fund	April 30, 2026		Year Ended		10 Months Ended		Year Ended	Year Ended		Year Ended	Year Ended
- Ultra Shares (2)	(Unaudited)		October 31, 2025*		October 31, 2024(2)		December 31, 2023(3)	December 31, 2022		December 31, 2021	December 31, 2020
Net asset value at beginning of period	$10.05		$9.80		$7.84		$7.30	$6.51		$5.50	$7.05
Net investment income (loss) (a)	0.22		0.16		0.11		0.11	0.04		(0.01)	0.08
Net realized and unrealized gains (losses) on investments	2.54		0.56		2.20		0.89	1.08		1.35	(1.31)
Total from investment operations	2.76		0.72		2.31		1.00	1.12		1.34	(1.23)
Less distributions from:
Net investment income	(0.24)		(0.47)		(0.35)		(0.29)	—		—	—
Return of capital	—		—		—		(0.17)	(0.33)		(0.33)	(0.32)
Total distributions	(0.24)		(0.47)		(0.35)		(0.46)	(0.33)		(0.33)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		—		—		— (4)	—		—	—
Net asset value at end of period	$12.57		$10.05		$9.80		$7.84	$7.30		$6.51	$5.50
Total return (b)	27.77	% (c)	7.27%		30.15	% (c)	14.22%	17.12%		24.41%	(17.27%)
Net assets at end of period (in 000s)	$399		$310		$5,410		$4,328	$30,710		$29,645	$32,949
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	0.95	% (e)	0.95	% (f)	1.00	% (e)(f)	1.03%	1.27	% (g)	1.20%	1.26%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	0.95	% (e)	0.95	% (f)	1.00	% (e)(f)	10.20%	1.27	% (g)	1.20%	1.26%
Ratio of gross expenses to average net assets (including tax expense/benefit)	0.99	% (e)	0.99%		1.03	% (e)	1.06%	1.27%		1.20%	1.26%
Ratio of net investment income (loss) to average net assets (d)	3.93	% (e)	1.51	% (f)	1.54	% (e)(f)	1.42%	0.59%		(0.19%)	1.62%
Portfolio turnover rate (h)	15	% (c)	52%		74	% (c)	91%	86%		248%	260%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Includes 0.01%(e), 0.04% and 0.03% of affiliated management fee waived by Adviser for the period ended April 30, 2026, year ended October 31, 2025 and ten months ended October 31, 2024, respectively (Note 4).

(g)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.

(2)	Prior to November 18, 2022, Ultra Shares were R6 Share Class.

(3)	Fund changed fiscal year to October 31.

(4)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2)

Westwood Real Estate	Six Months Ended
Income Fund - Institutional	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(3)		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value at beginning of period	$17.73		$19.53	$16.64	$17.39		$21.56	$19.68	$21.42
Net investment income (a)	0.60		1.00	0.47	0.75		0.70	0.46	0.49
Net realized and unrealized gains (losses) on investments	(0.15)		(1.41)	3.73	(0.59)		(3.71)	3.19	(1.24)
Total from investment operations	0.45		(0.41)	4.20	0.16		(3.01)	3.65	(0.75)
Less distributions from:
Net investment income	(0.67)		(0.99)	(1.31)	(0.87)		(0.71)	(1.11)	(0.46)
Return of capital	—		(0.40)	—	(0.04)		(0.45)	(0.66)	(0.53)
Total distributions	(0.67)		(1.39)	(1.31)	(0.91)		(1.16)	(1.77)	(0.99)
Net asset value at end of period	$17.51		$17.73	$19.53	$16.64		$17.39	$21.56	$19.68
Total return (b)	2.69	% (c)	(2.01%)	25.88%	0.81	% (c)	(14.10%)	15.44%	(2.75%)
Net assets at end of period (in 000s)	$172,050		$179,011	$177,945	$139,523		$108,853	$143,721	$160,526
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	0.87	% (e)	0.85%	0.93%	1.09	% (e)	1.03%	1.10%	1.10%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	0.87	% (e)	0.85%	0.90%	0.98	% (e)	1.42%	1.37%	1.37%
Ratio of net investment income to average net assets (d)	6.92	% (e)	5.49%	2.56%	5.09	% (e)	3.67%	2.26%	2.73%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	0.87	% (e)	0.85%	0.93%	1.09	% (e)	1.12%	1.15%	1.15%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	0.87	% (e)	0.85%	0.90%	0.98	% (e)	1.51%	1.42%	1.42%
Ratio of net investment income to average net assets (d)	6.92	% (e)	5.49%	2.56%	5.09	% (e)	3.58%	2.21%	2.68%
Portfolio turnover rate (f)	33	% (c)	67%	94%	76	% (c)	72%	82%	55%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.

(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2) (Continued)

Westwood Real Estate	Six Months Ended
Income Fund - A Class	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(3)		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value at beginning of period	$17.81		$19.61	$16.71	$17.45		$21.63	$19.74	$21.48
Net investment income (a)	0.58		0.95	0.40	0.70		0.71	0.38	0.43
Net realized and unrealized gains (losses) on investments	(0.14)		(1.42)	3.76	(0.57)		(3.80)	3.14	(1.26)
Total from investment operations	0.44		(0.47)	4.16	0.13		(3.09)	3.52	(0.83)
Less distributions from:
Net investment income	(0.65)		(0.95)	(1.26)	(0.83)		(0.67)	(1.02)	(0.43)
Return of capital	—		(0.38)	—	(0.04)		(0.42)	(0.61)	(0.48)
Total distributions	(0.65)		(1.33)	(1.26)	(0.87)		(1.09)	(1.63)	(0.91)
Net asset value at end of period	$17.60		$17.81	$19.61	$16.71		$17.45	$21.63	$19.74
Total return (b)	2.59	% (c)	(2.30%)	25.47%	0.66	% (c)	(14.45%)	14.98%	(3.17%)
Net assets at end of period (in 000s)	$70,512		$78,978	$94,816	$95,619		$103,950	$126,620	$125,194
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	1.17	% (e)	1.14%	1.23%	1.33	% (e)	1.53%	1.50%	1.50%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	1.17	% (e)	1.14%	1.20%	1.22	% (e)	1.95%	1.77%	1.77%
Ratio of net investment income to average net assets (d)	6.60	% (e)	5.18%	2.20%	4.75	% (e)	3.73%	1.87%	2.38%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	1.17	% (e)	1.14%	1.23%	1.33	% (e)	1.62%	1.55%	1.55%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	1.17	% (e)	1.14%	1.20%	1.22	% (e)	2.04%	1.82%	1.82%
Ratio of net investment income to average net assets (d)	6.60	% (e)	5.18%	2.20%	4.75	% (e)	3.64%	1.82%	2.33%
Portfolio turnover rate (f)	33	% (c)	67%	94%	76	% (c)	72%	82%	55%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(c)	Not annualized.

(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).

(e)	Annualized.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.

(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.

(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1)

Westwood Broadmark	Six Months Ended
Tactical Growth Fund -	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
Institutional Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value at beginning of period	$28.49		$27.04	$26.40	$26.07		$29.14	$27.96	$26.81
Net investment income (loss) (a)(b)	0.16		0.43	0.62	0.57		(0.06)	(0.24)	(0.16)
Net realized and unrealized gains (losses) on investments	1.81		1.85	1.02	(0.24)		(2.24)	2.48	2.40
Total from investment operations	1.97		2.28	1.64	0.33		(2.30)	2.24	2.24
Less distributions from:
Net investment income	(0.44)		(0.83)	(0.53)	—		—	—	(0.03)
Net realized gains	—		—	(0.47)	—		(0.77)	(1.06)	(1.06)
Total distributions	(0.44)		(0.83)	(1.00)	—		(0.77)	(1.06)	(1.09)
Net asset value at end of period	$30.02		$28.49	$27.04	$26.40		$26.07	$29.14	$27.96
Total return (c)	7.00	% (d)	8.64%	6.44%	1.27	% (d)	(7.90%)	8.02%	8.40%
Net assets at end of period (in 000s)	$166,891		$151,761	$144,258	$215,512		$236,181	$301,241	$255,095
Ratio of net expenses to average net assets (including tax expense/benefit) (e)	1.28	% (f)	1.27%	1.30%	1.26	% (f)	1.51%	1.46%	1.47%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (e)	1.28	% (f)	1.27%	1.30%	1.26	% (f)	1.51%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets (b)(e)	1.07	% (f)	1.58%	2.35%	2.60	% (f)	(0.21%)	(0.82%)	(0.58%)
Portfolio turnover rate (g)	66	% (d)	179%	156%	565	% (d)	1037%	201%	626%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1) (Continued)

Westwood Broadmark	Six Months Ended
Tactical Growth Fund - A	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value at beginning of period	$26.39		$25.10	$24.57	$24.31		$27.34	$26.40	$25.45
Net investment income (loss) (a)(b)	0.10		0.33	0.50	0.47		(0.13)	(0.34)	(0.26)
Net realized and unrealized gains (losses) on investments	1.69		1.71	0.95	(0.21)		(2.13)	2.34	2.27
Total from investment operations	1.79		2.04	1.45	0.26		(2.26)	2.00	2.01
Less distributions from:
Net investment income	(0.37)		(0.75)	(0.45)	—		—	—	—
Net realized gains	—		—	(0.47)	—		(0.77)	(1.06)	(1.06)
Total distributions	(0.37)		(0.75)	(0.92)	—		(0.77)	(1.06)	(1.06)
Net asset value at end of period	$27.81		$26.39	$25.10	$24.57		$24.31	$27.34	$26.40
Total return (c)	6.83	% (d)	8.35%	6.14%	1.07	% (d)	(8.27%)	7.59%	7.95%
Net assets at end of period (in 000s)	$15,082		$14,992	$16,156	$20,551		$27,117	$21,995	$17,949
Ratio of net expenses to average net assets (including tax expense/benefit) (e)	1.58	% (f)	1.55%	1.58%	1.53	% (f)	1.91%	1.86%	1.88%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (e)	1.58	% (f)	1.55%	1.58%	1.53	% (f)	1.91%	1.86%	1.88%
Ratio of net investment income (loss) to average net assets (b)(e)	0.76	% (f)	1.30%	2.04%	2.31	% (f)	(0.49%)	(1.21%)	(0.99%)
Portfolio turnover rate (g)	66	% (d)	179%	156%	565	% (d)	1037%	201%	626%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1) (Continued)

Westwood Broadmark	Six Months Ended
Tactical Growth Fund - C	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
Class Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value at beginning of period	$24.10		$22.95	$22.50	$22.40		$25.39	$24.72	$24.03
Net investment income (loss) (a)(b)	0.05		0.14	0.32	0.30		(0.27)	(0.46)	(0.39)
Net realized and unrealized gains (losses) on investments	1.51		1.58	0.86	(0.20)		(1.95)	2.19	2.14
Total from investment operations	1.56		1.72	1.18	0.10		(2.22)	1.73	1.75
Less distributions from:
Net investment income	(0.28)		(0.57)	(0.26)	—		—	—	—
Net realized gains	—		—	(0.47)	—		(0.77)	(1.06)	(1.06)
Total distributions	(0.28)		(0.57)	(0.73)	—		(0.77)	(1.06)	(1.06)
Net asset value at end of period	$25.38		$24.10	$22.95	$22.50		$22.40	$25.39	$24.72
Total return (c)	6.52	% (d)	7.65%	5.41%	0.45	% (d)	(8.75%)	7.01%	7.33%
Net assets at end of period (in 000s)	$2,388		$2,634	$3,448	$6,252		$7,827	$9,075	$11,830
Ratio of net expenses to average net assets (including tax expense/benefit) (e)	2.23	% (f)	2.21%	2.25%	2.23	% (f)	2.46%	2.41%	2.42%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (e)	2.23	% (f)	2.21%	2.25%	2.23	% (f)	2.46%	2.41%	2.42%
Ratio of net investment income (loss) to average net assets (b)(e)	0.38	% (f)	0.63%	1.41%	1.62	% (f)	(1.14%)	(1.80%)	(1.60%)
Portfolio turnover rate (g)	66	% (d)	179%	156%	565	% (d)	1037%	201%	626%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.

(f)	Annualized.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1)

Westwood Broadmark	Six Months Ended
Tactical Plus Fund -	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
Institutional Shares(2)	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value at beginning of period	$10.82		$11.39	$11.82	$11.29		$12.37	$11.65	$11.55
Net investment income (loss) (a)(b)	0.10		0.28	0.40	0.33		0.04	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	0.23		(0.45)	(0.36)	0.20		(0.28)	0.80	0.91
Total from investment operations	0.33		(0.17)	0.04	0.53		(0.24)	0.72	0.82
Less distributions from:
Net investment income	(0.30)		(0.40)	(0.42)	—		—	—	—
Net realized gains	—		—	(0.05)	—		(0.84)	—	(0.72)
Total distributions	(0.30)		(0.40)	(0.47)	—		(0.84)	—	(0.72)
Net asset value at end of period	$10.85		$10.82	$11.39	$11.82		$11.29	$12.37	$11.65
Total return (c)	3.16	% (d)	(1.60%)	0.41%	4.69	% (d)	(1.95%)	6.18%	7.15%
Net assets at end of period (in 000s)	$32,277		$30,453	$35,172	$36,169		$34,427	$30,855	$30,308
Ratio of net expenses to average net assets (e)(f)	1.20	% (g)	1.35%	1.35%	1.36	% (g)	1.39%	1.40%	1.40%
Ratio of gross expenses to average net assets (f)	1.64	% (g)	1.74%	1.76%	1.74	% (g)	1.93%	1.94%	1.99%
Ratio of net investment income (loss) to average net assets (b)(e)(f)	1.80	% (g)	2.60%	3.49%	3.45	% (g)	0.31%	(0.68%)	(0.77%)
Portfolio turnover rate (h)	23	% (d)	670%	1280%	0	% (d)	827%	62%	5029%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.

(g)	Annualized.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1) (Continued)

Westwood Broadmark	Six Months Ended
Tactical Plus Fund -	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
A Class Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(2)		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value at beginning of period	$10.59		$11.14	$11.58	$11.08		$12.18	$11.51	$11.44
Net investment income (loss) (a)(b)	0.08		0.25	0.36	0.30		—	(0.11)	(0.12)
Net realized and unrealized gains (losses) on investments	0.23		(0.44)	(0.35)	0.20		(0.26)	0.78	0.91
Total from investment operations	0.31		(0.19)	0.01	0.50		(0.26)	0.67	0.79
Less distributions from:
Net investment income	(0.27)		(0.36)	(0.40)	—		—	—	—
Net realized gains	—		—	(0.05)	—		(0.84)	—	(0.72)
Total distributions	(0.27)		(0.36)	(0.45)	—		(0.84)	—	(0.72)
Net asset value at end of period	$10.63		$10.59	$11.14	$11.58		$11.08	$12.18	$11.51
Total return (c)	3.01	% (d)	(1.74%)	0.11%	4.51	% (d)	(2.18%)	5.82%	6.95%
Net assets at end of period (in 000s)	$348		$485	$504	$617		$584	$579	$668
Ratio of net expenses to average net assets (e)(f)	1.45	% (g)	1.60%	1.60%	1.57	% (g)	1.64%	1.65%	1.65%
Ratio of gross expenses to average net assets (f)	1.89	% (g)	1.99%	2.01%	1.95	% (g)	2.16%	2.19%	2.23%
Ratio of net investment income (loss) to average net assets (b)(e)(f)	1.58	% (g)	2.37%	3.26%	3.23	% (g)	0.02%	(0.95%)	(1.04%)
Portfolio turnover rate (h)	23	% (d)	670%	1280%	0	% (d)	827%	62%	5029%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.

(g)	Annualized.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1) (Continued)

Westwood Broadmark	Six Months Ended
Tactical Plus Fund - F Class	April 30, 2026		Year Ended	Year Ended	Ten Months Ended		Year Ended	Year Ended	Year Ended
Shares	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023(2)		October 31, 2022	October 31, 2021	October 31, 2020
Net asset value at beginning of period	$11.12		$11.69	$12.12	$11.55		$12.65	$11.88	$11.73
Net investment income (loss) (a)(b)	0.12		0.32	0.45	0.37		0.07	(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	0.23		(0.46)	(0.37)	0.20		(0.27)	0.82	0.92
Total from investment operations	0.35		(0.14)	0.08	0.57		(0.20)	0.77	0.87
Less distributions from:
Net investment income	(0.30)		(0.43)	(0.46)	—		(0.06)	—	—
Net realized gains	—		—	(0.05)	—		(0.84)	—	(0.72)
Total distributions	(0.30)		(0.43)	(0.51)	—		(0.90)	—	(0.72)
Net asset value at end of period	$11.17		$11.12	$11.69	$12.12		$11.55	$12.65	$11.88
Total return (c)	3.25	% (d)	(1.24%)	0.73%	4.94	% (d)	(1.65%)	6.48%	7.46%
Net assets at end of period (in 000s)	$31,758		$31,466	$35,637	$40,199		$37,040	$39,430	$38,158
Ratio of net expenses to average net assets (e)(f)	0.89	% (g)	1.04%	1.04%	1.05	% (g)	1.08%	1.09%	1.09%
Ratio of gross expenses to average net assets (f)	1.64	% (g)	1.74%	1.76%	1.74	% (g)	1.93%	1.94%	1.99%
Ratio of net investment income (loss) to average net assets (b)(e)(f)	2.12	% (g)	2.92%	3.81%	3.76	% (g)	0.59%	(0.37%)	(0.46%)
Portfolio turnover rate (h)	23	% (d)	670%	1280%	0	% (d)	827%	62%	5029%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.

(g)	Annualized.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.

(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization

Westwood Quality Value Fund (“Value Fund”), Westwood Quality SMidCap Fund (“SMidCap Fund”), Westwood Quality SmallCap Fund (“SmallCap Fund”), Westwood Income Opportunity Fund (“Income Opportunity Fund”), Westwood Multi-Asset Income Fund (“Multi-Asset Income Fund”), Westwood Alternative Income Fund (“Alternative Income Fund”), Westwood Salient MLP & Energy Infrastructure Fund (“MLP & Energy Infrastructure Fund”), Westwood Real Estate Income Fund, (“Real Estate Income Fund”), Westwood Broadmark Tactical Growth Fund (“Tactical Growth Fund”) and Westwood Broadmark Tactical Plus Fund (“Tactical Plus Fund”), (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report.

The Value, SMidCap, SmallCap, Income Opportunity, Multi-Asset Income and Alternative Income Funds (“Predecessor Funds”) were formerly part of The Advisors’ Inner Circle Fund and were acquired by, and reorganized into, the Trust on November 1, 2021, pursuant to an Agreement and Plan of Reorganization dated August 9, 2021. Each Fund is classified as an open-end diversified fund.

Tactical Plus Fund (“Predecessor Salient MF Trust”), formerly part of Salient MF Trust, and another series of the Trust, were the sole remaining series of Salient MF Trust and were reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The Real Estate Income Fund and Tactical Growth Fund (“Predecessor Forward Funds”), formerly part of Forward Funds, were the sole remaining series of Forward Funds and were acquired by and reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

Real Estate Income Fund, Tactical Growth Fund and Tactical Plus Fund are open-end diversified funds.

The MLP & Energy Infrastructure Fund, formerly Salient Midstream & MLP Fund a series of Salient MF Trust (“Predecessor Salient MF Trust”), was reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The MLP & Energy Infrastructure Fund is an open-end, non-diversified fund that seeks to maximize total return (capital appreciation and income).

The investment objective of the Value, SMidCap and SmallCap Funds is to seek long-term capital appreciation.

The investment objective of Income Opportunity Fund is to seek to provide current income with a secondary investment objective to provide the opportunity for long-term capital appreciation.

The investment objective of Multi-Asset Income Fund is to seek to maximize total return through a high level of current income and capital appreciation.

The investment objective of Alternative Income Fund is to seek to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.

The investment objective of Real Estate Income Fund is to seek to provide high current income and potential for modest long-term growth of capital.

WESTWOOD FUNDS

The investment objective of Tactical Growth Fund is to seek to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500® Index.

The Tactical Plus Fund seeks to produce in any market environment above-average risk-adjusted returns and less downside volatility than the S&P 500® Index.

As of April 30, 2026, all Funds offer Institutional Shares. All Funds except SMidCap Fund offer A Class Shares. All Funds except Value, SMidCap, Multi-Asset Income, Alternative Income, Real Estate Income and Tactical Plus Funds offer C Class Shares. Value Fund, SMidCap, SmallCap Fund, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds have a fourth class, Ultra Shares. Tactical Plus Fund has a fourth class, F Class Shares. Effective February 7, 2025, C Class Shares were converted to A Class Shares for the Value, Multi-Asset Income, Alternative Income, Real Estate Income and Tactical Plus Funds.

Institutional Shares are sold without any sales loads, but subject to an administrative services plan fee of up to 0.20% of the average daily net assets attributable to Institutional Shares (for SMidCap, SmallCap, and Multi-Asset Income Funds), up to 0.15% for Alternative Income Fund, up to 0.10% (for Value, Income Opportunity, MLP & Energy Infrastructure and Tactical Plus Funds), and up to 0.05% (for Real Estate Income, and Tactical Growth Funds), requiring a $100,000 minimum investment (except for Alternative Income Fund, which has a $1,000,000 minimum investment) and offered exclusively to certain retirement plans established for the benefit of employees of the Westwood Management Corporation (the “Adviser”) or its affiliates; defined benefit retirement plans, endowments or foundations; banks and trust companies or law firms acting as trustee or manager for trust accounts; investors who purchase through asset-based fee programs available through financial intermediaries; and insurance companies.

The Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Real Estate Income, Tactical Growth, and Tactical Plus Funds offer A Class Shares (sold with a maximum sales charge of 3.00% (except for SmallCap, MLP & Energy Infrastructure and Tactical Growth Funds, which have a maximum sales charge of 4.00%) and a 12b-1 services plan fee up to 0.25% of the average daily net assets attributable to A Class Shares), require a $1,000 minimum investment. A Class Shares are also subject to an administrative services plan fee of up to 0.10% in MLP & Energy Infrastructure and Tactical Plus Funds; and up to 0.20% of the average daily net assets attributable to A Class Shares in the Real Estate Income, and Tactical Growth Funds. A Class Shares purchases of $250,000 or more may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within 18 months of purchase (except for SmallCap Fund, in which purchases of $1,000,000 or more may be subject to a 1.00% CDSC fee if redeemed within 18 months of purchase).

The SmallCap, Income Opportunity, MLP & Energy Infrastructure and Tactical Growth Funds offer C Class Shares, which are sold without any sales loads, but subject to a 12b-1 services plan fee (up to 1.00% of the average daily net assets attributable to C Class Shares, and up to 0.75% of the average daily net assets of the Real Estate Income, and Tactical Growth Funds), all require a $1,000 minimum investment. The Real Estate Income and Tactical Growth Funds offer C Class Shares, sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% of the average daily net assets attributable to C Class Shares; and up to 0.10% in MLP & Energy Infrastructure Fund. C Class Shares may be subject to a CDSC fee of 1.00% if redeemed within 12 months of purchase. C Class Shares automatically convert to A Class Shares after being held for 10 years.

The Value, SMidCap, SmallCap, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds offer Ultra Shares (sold without any sales loads and distribution and/or administrative services fees), require a $1,000,000 initial investment and offered exclusively to employer retirement plans; health savings accounts under Section 223 of the Internal Revenue Code of 1986, as amended, if such accounts are maintained by the Fund at an omnibus level; endowments and foundations and local, city and state agencies; unaffiliated registered investment companies; collective investment trusts; banks and trust companies or law firms acting as trustee or manager for trust accounts; and insurance companies).

WESTWOOD FUNDS

F Class Shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization. Only shareholders who acquired Class F shares pursuant to the reorganization may purchase additional F Class shares. There is no subsequent investment minimum for F Class Shares.

Each share class of a Fund represents an ownership interest in the same investment portfolio of the Fund.

The Adviser serves as investment adviser to Value, SMidCap, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Real Estate Income, and Tactical Growth Funds. Salient Advisors, L.P. (“Salient Advisors”), together with Westwood, serve as investment adviser to the Tactical Plus Fund. Salient Advisors is a wholly owned subsidiary of Westwood Holdings. Broadmark Asset Management LLC (“Sub-Adviser” or “Broadmark”) is the Sub-Adviser to Tactical Growth Fund and Tactical Plus Fund. Westwood Holdings is a majority owner of Broadmark. Broadmark is paid by the Adviser for their services, not the Funds.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standard Update 2013-08.

Segment reporting – The management team of the Adviser and Salient Advisors (where applicable) act as the Funds’ chief operating decision makers (“CODM”). The CODMs have determined that each Fund has a single operating segment as the CODMs monitor the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser and Salient Advisors, where applicable. The CODMs allocate resources and assess performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund management concluded there is no material impact on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Future contracts are valued at the final settlement price, or, if a settled price is not available, at the last sale price as of the close of regular trading on the primary exchange on which they are traded. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Total return swaps are valued as the change in the value of the underlying

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security plus/minus the accrued income payment based on Secured Overnight Financing Rate (“SOFR”) or some other form of indices on the notional amount. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser and Salient Advisors, as the Funds’ valuation designees, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services. The Adviser and Salient Advisors as the Funds’ valuation designee is responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of April 30, 2026:

Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$178,482,445	$—	$—	$178,482,445
Money Market Funds	922,267	—	—	922,267
Total Investment Securities	$179,404,712	$—	$—	$179,404,712

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SMIDCap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$103,609,085	$—	$—	$103,609,085
Money Market Funds	3,103,904	—	—	3,103,904
Total Investment Securities	$106,712,989	$—	$—	$106,712,989

SmallCap Fund
Common Stocks	$902,436,535	$—	$—	$902,436,535
Money Market Funds	3,960,339	—	—	3,960,339
Total Investment Securities	$906,396,874	$—	$—	$906,396,874

Income Opportunity Fund
Investments in Securities U.S. Government & Agencies	$—	$80,890,818	$—	$80,890,818
Collaterized Mortgage Obligations	—	13,364,340	—	13,364,340
Convertible Bonds	—	27,141,862	—	27,141,862
Corporate Bonds	—	164,320,716	—	164,320,716
Foreign Governments	—	4,232,730	—	4,232,730
Common Stocks	263,150,577	—	—	263,150,577
Exchange-Traded Funds	28,311,813	—	—	28,311,813
Preferred Stocks	10,959,266	—	—	10,959,266
Total Investment Securities	$302,421,656	$289,950,466	$—	$592,372,122

Other Financial Instruments*
Written Option Contracts	$(315,000)	$—	$—	$(315,000)
Futures Contracts	(1,249,549)	—	—	(1,249,549)
Total Investments	$300,857,107	$289,950,466	$—	$590,807,573

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Multi-Asset Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$5,084,374	$—	$5,084,374
Collaterized Mortgage Obligations	—	2,235,714	—	2,235,714
Convertible Bonds	—	3,308,025	—	3,308,025
Corporate Bonds	—	65,338,587	—	65,338,587
Foreign Governments	—	1,503,438	—	1,503,438
Common Stocks	23,153,291	—	—	23,153,291
Exchange-Traded Funds	3,885,703	—	—	3,885,703
Preferred Stocks	1,871,817	—	500,000	2,371,817
Warrants	—	—	17,932	17,932
Money Market Funds	1,198,599	—	—	1,198,599
Total Investment Securities	$30,109,410	$77,470,138	$517,932	$108,097,480

Other Financial Instruments*
Written Option Contracts	$(31,500)	$—	$—	$(31,500)
Futures Contracts	(404,655)	—	—	(404,655)
Total Investments	$29,736,255	$77,470,138	$517,932	$107,611,325

Alternative Income Fund
Convertible Bonds	$—	$147,991,313	$—	$147,991,313
Corporate Bonds	—	9,872,406	—	9,872,406
Common Stocks	252,200	—	—	252,200
Purchased Option Contracts	973,400	—	—	973,400
Money Market Funds	7,240,509	—	—	7,240,509
Total Investment Securities	$8,466,109	$157,863,719	$—	$166,329,828

Other Financial Instruments*
Total Return Swaps at value (assets)	$—	$1,429,836	$—	$1,429,836
Total Return Swaps at value (liabilities)	—	(5,426,241)	—	(5,426,241)
Written Option Contracts	(14,000)	—	—	(14,000)
Futures Contracts	(97,247)	—	—	(97,247)
Total Investments	$8,354,862	$153,867,314	$—	$162,222,176

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MLP & Energy	Practical
Infrastructure Fund	Expedient(a)	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$—	$57,573,446	$—	$—	$57,573,446
Master Limited Partnerships	—	351,593,910	—	—	351,593,910
MLP Related Companies	13,803,861	1,014,580,657	—	—	1,028,384,518
Money Market Funds	—	5,215,882	—	—	5,215,882
Total Investment Securities	$13,803,861	$1,428,963,895	$—	$—	$1,442,767,756

Other Financial Instruments*
Written Option Contracts	$—	$(1,760,718)	$—	$—	$(1,760,718)
Total Investments	$13,803,861	$1,427,203,177	$—	$—	$1,441,007,038

Real Estate Income Fund
Common Stocks		$67,763,000	$—	$—	$67,763,000
Preferred Stocks		162,515,095	—	9,250,000	171,765,095
Money Market Funds		4,219,952	—	—	4,219,952
Total Investment Securities		$234,498,047	$—	$9,250,000	$243,748,047

Tactical Growth Fund
Exchange-Traded Funds		$102,841,746	$—	$—	$102,841,746
Money Market Funds		81,433,747	—	—	81,433,747
Total Investment Securities		$184,275,493	$—	$—	$184,275,493

Tactical Plus Fund
Exchange-Traded Funds		$17,361,421	$—	$—	$17,361,421
Money Market Funds		43,931,594	—	—	43,931,594
Total Investment Securities		$61,293,015	$—	$—	$61,293,015

Other Financial Instruments*
Futures Contracts		$1,553,355	$—	$—	$1,553,355
Total Investments		$62,846,370	$—	$—	$62,846,370

Amounts designated as “-” are $0 or have been rounded to $0.

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the total investments at value on the Schedule of Investments but as separate schedule such as total return swap contracts, written option contracts, and futures contracts. These instruments are valued at the unrealized appreciation (depreciation) on the instrument.

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The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the six months ended April 30, 2026:

Multi-Asset Income Fund
	Balance				Changes in			Balance
	as of	Net			Unrealized	Transfer	Transfer	as of
	October 31,	Purchases/		Realized	Appreciation	Into	Out of	April 30,
Asset Type	2025	Acquisitions	Net Sales	Losses	(Depreciation)	Level 3	Level 3	2026
Preferred Stocks	$500,000	$—	$—	$—	$—	$—	$—	$500,000
Warrants	87,419	—	—	—	(69,487)	—	—	17,932

Real Estate Income Fund
	Balance				Changes in			Balance
	as of	Net			Unrealized	Transfer	Transfer	as of
	October 31,	Purchases/		Realized	Appreciation	Into	Out of	April 30,
Asset Type	2025	Acquisitions	Net Sales	Losses	(Depreciation)	Level 3	Level 3	2026
Preferred Stocks	$9,250,000	$—	$—	$—	$—	$—	$—	$9,250,000

The change in net unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments that were held as of April 30, 2026 are included in the table above.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of April 30, 2026:

Multi-Asset Income Fund
					Impact to
	Fair Value as of				Valuation from
	April 30,	Valuation	Unobservable	Input Value/	an Increase in
	2026	Technique	Input	Range	Input
Preferred Stocks	$500,000	Broker Quote	Broker Quote	$25.00	Increase
Warrants	17,932	Broker Quote	Broker Quote	$4.00	Increase

Real Estate Income Fund
					Impact to
	Fair Value as of				Valuation from
	April 30,	Valuation	Unobservable	Input Value/	an Increase in
	2026	Technique	Input	Range	Input
Preferred Stocks	$9,250,000	Broker Quote	Broker Quote	$25.00 / $950.00	Increase

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The restricted securities held by the MLP & Energy Infrastructure Fund at April 30, 2026 are identified below and are also present in the MLP & Energy Infrastructure Fund’s Schedule of Investments.

		Acquisition
	% of Net Assets	Date	Shares/Units	Cost	Fair Value
EMG Utica I Offshore Co-Investment, LP and Subsidiary	0.65%	2/22/2013*	11,947,424	$11,947,424	$5,361,120
EMG Utica I Midstream Fund, LP and Subsidiary	0.36%	2/22/2013*	5,655,164	5,655,164	8,442,741
				$17,602,588	$13,803,861

*	Original purchase date by acquired fund prior to merger.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class except for A Class Shares. A Class Shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Distributions received for each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Discounts and premiums on fixed income securities, if any, are amortized using the effective interest method.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation among Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Futures contracts – A Fund may use futures contracts for tactical hedging purposes as well as to enhance a Fund’s returns. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by a Fund. Instead, a Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities. This is called

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the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. A Fund recognizes an unrealized gain or loss equal to the daily valuation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statements of Assets and Liabilities.

Options written/purchased – The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap contracts – The Funds are authorized to enter into swap contracts for the purposes of managing the Funds’ interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements, securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. The Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

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Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which a Fund invests.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon each Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to cange due to changes in country-specific tax regulations regarding amounts reclaimable or each Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Forward foreign currency contracts – The Funds may enter into forward foreign currency contracts to offset the exposure to foreign currency. All foreign currency contracts are “marked-to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign contracts, if any, will be included on the Funds’ Statements of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Borrowing costs – From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the six months ended April 30, 2026 can be found on the Statements of Operations.

ReFlow transactions – Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced

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by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. During the six months ended April 30, 2026, no ReFlow fees were incurred.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

Redemption fees – Prior to February 28, 2026, in an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Alternative Income Fund charged a 1.00% redemption fee on redemptions (including exchanges) of shares that had been held for less than 30 days. The redemption fee was deducted from the Fund’s sale proceeds and could not be paid separately, and any proceeds of the fee were credited to the assets of the Fund from which the redemption was made. The fee did not apply to shares purchased with reinvested dividends or distributions. Redemption fees collected, if any, are shown on the Statements of Changes in Net Assets. Effective February 28, 2026, the Alternative Income Fund eliminated charging the 1.00% redemption fee.

Distributions to shareholders – Value, SMidCap, and SmallCap Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions, if any, at least once each year. Income Opportunity and Alternative Income Funds distribute to shareholders any net investment income dividends quarterly up until June 30, 2025 and then switched to monthly, and net realized capital gains distributions, if any, at least once each year. Multi-Asset Income Fund distributes to shareholders any net investment income dividends monthly and net realized capital gains distributions, if any, at least once each year. MLP & Energy Infrastructure and Real Estate Income Funds distribute substantially all of their net income to shareholders on a quarterly basis and their net capital gains to shareholders at least annually in December. Tactical Growth and Tactical Plus Funds distribute to shareholders any net investment income and net realized capital gains annually in December. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the periods ended April 30, 2026 and October 31, 2025 was as follows:

	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
Value Fund
April 30, 2026	$2,161,742	$30,911,367	$—	$33,073,109
October 31, 2025	$2,922,355	$12,376,379	$—	$15,298,734
SMidCap Fund
April 30, 2026	$2,769,104	$2,193,722	$—	$4,962,826
October 31, 2025	$1,331,124	$—	$—	$1,331,124
SmallCap Fund
April 30, 2026	$24,385,830	$30,517,288	$—	$54,903,118
October 31, 2025	$32,079,740	$34,101,537	$—	$66,181,277
Income Opportunity Fund
April 30, 2026	$8,446,986	$—	$—	$8,446,986
October 31, 2025	$17,634,376	$—	$3,280,405	$20,914,781

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	Ordinary	Long-Term	Return of	Total
Period Ended	Income	Capital Gains	Capital	Distributions
Multi-Asset Income Fund
April 30, 2026	$2,940,756	$—	$—	$2,940,756
October 31, 2025	$6,741,069	$—	$—	$6,741,069
Alternative Income Fund
April 30, 2026	$1,753,120	$—	$—	$1,753,120
October 31, 2025	$—	$3,065,706	$464,245	$3,529,951
MLP & Energy Infrastructure Fund
April 30, 2026	$27,007,070	$—	$—	$27,007,070
October 31, 2025	$54,862,631	$—	$—	$54,862,631
Real Estate Income Fund
April 30, 2026	$9,317,085	$—	$—	$9,317,085
October 31, 2025	$13,944,491	$—	$5,570,708	$19,515,199
Tactical Growth Fund
April 30, 2026	$2,612,549	$—	$—	$2,612,549
October 31, 2025	$4,905,175	$—	$—	$4,905,175
Tactical Plus Fund
April 30, 2026	$1,753,866	$—	$—	$1,753,866
October 31, 2025	$2,570,728	$—	$—	$2,570,728

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis as of October 31, 2025:

	Value	SMidCap	SmallCap
	Fund	Fund	Fund
Federal income tax cost	$153,469,040	$87,790,243	$850,675,015
Gross unrealized appreciation	$35,195,821	$14,734,844	$134,932,658
Gross unrealized depreciation	(5,477,385)	(5,873,318)	(63,621,809)
Net unrealized appreciation	29,718,436	8,861,526	71,310,849
Undistributed ordinary income	1,734,116	2,521,180	21,712,922
Undistributed long-term capital gains	30,910,886	2,193,377	30,517,009
Total distributable earnings	$62,363,438	$13,576,083	$123,540,780

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	Income	Multi-Asset	Alternative
	Opportunity	Income	Income
	Fund	Fund	Fund
Federal income tax cost	$454,656,921	$93,990,786	$11,660,898
Gross unrealized appreciation	$94,680,669	$8,709,453	$23,273,670
Gross unrealized depreciation	(4,876,058)	(632,409)	(1,670,765)
Net unrealized appreciation	89,804,611	8,077,044	21,602,905
Undistributed ordinary income	—	23,483	—
Accumulated capital and other losses	(13,534,587)	(18,177,940)	(15,519,601)
Total distributable earnings (accumulated deficit)	$76,270,024	$(10,077,413)	$6,083,304

	Real Estate	Tactical	Tactical
	Income Fund	Growth Fund	Plus Fund
Federal income tax cost	$247,139,604	$156,894,621	$59,537,696
Gross unrealized appreciation	$13,549,337	$12,682,139	$—
Gross unrealized depreciation	(2,715,478)	(188,071)	(145,145)
Net unrealized appreciation	10,833,859	12,494,068	(145,145)
Undistributed ordinary income	—	2,084,267	1,439,218
Accumulated capital and other losses	(1,892,700)	(1,022,633)	(5,494,953)
Total distributable earnings (accumulated deficit)	$8,941,159	$13,555,702	$(4,200,880)

The following information is computed on a tax basis for each item as of November 30, 2025. MLP & Energy Infrastructure Fund has a tax year end of November 30, 2025 which is different than the fiscal year end of October 31, 2026.

MLP & Energy
Infrastructure
Fund
Federal income tax cost	$804,714,215
Gross unrealized appreciation	$468,155,871
Gross unrealized depreciation	(14,902,639)
Net unrealized appreciation	453,253,232
Net unrealized appreciation on foreign currency translation	3,156
Accumulated capital and other losses	(875,416,844)
Total accumulated deficit	$(422,160,456)

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, constructive dividend income, partnership adjustments, straddle loss deferral, contingent debt adjustment, perpetual bond and options, future and swap mark to market adjustments.

As of October 31, 2025, the following Funds had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to

WESTWOOD FUNDS

offset net realized capital gains the current and future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
Income Opportunity Fund	$13,534,587	$—	$13,534,587
Mult-Asset Income Fund	3,208,571	14,969,369	18,177,940
Real Estate Income Fund	1,892,700	—	1,892,700
Tactical Growth Fund	—	1,022,633	1,022,633
Tactical Plus Fund	3,965,321	1,529,632	5,494,953

For the year ended October 31, 2025, the following Funds utilized the following capital loss carry forwards:

Fund	Short-term	Long-term	Total
Income Opportunity Fund	$4,653,090	$7,311,361	$11,964,451
Alternative Income Fund	4,289,096	3,906,322	8,195,418
Tactical Growth Fund	2,455,863	3,916,974	6,372,837

Qualified late year ordinary losses incurred after December 31, 2024 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended October 31, 2025, Alternative Income Fund deferred $10,399,473 of late year ordinary losses to November 1, 2025 for federal income tax purposes.

As of November 30, 2025, the MLP & Energy Infrastructure Fund had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
MLP & Energy Infrastructure Fund	$328,458,496	$543,530,860	$871,989,356

For the MLP & Energy Infrastructure Fund, included in the $871,989,356 is short-term available carry forward losses of $126,446,408 and long-term of $57,159,244 for a total of $183,605,652 from the merged Predecessor Fund with an annual limitation of $4,106,607.

During the tax year ended November 30, 2025, the MLP & Energy Infrastructure Fund utilized $196,451,522 of capital loss carryforwards against current year gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid in Capital and distributable earnings/(loss) as of October 31, 2025 are primarily related to net operating losses, redemptions in-kind, non-deductible partnership expenses, prior year audit to tax return adjustments, and the utilization of earnings and profits distributed to shareholders on redemption of shares. As of November 30, 2025, the MLP & Energy Infrastructure Fund reclassified $42,228,564 of paid-in capital against accumulated earnings.

WESTWOOD FUNDS

The federal tax cost, unrealized appreciation (depreciation) as of April 30, 2026 is as follows:

		Value	SMidCap	SmallCap
		Fund	Fund	Fund
Federal income tax cost		$142,566,205	$86,385,294	$743,612,935
Gross unrealized appreciation		$42,111,255	$23,762,241	$204,999,191
Gross unrealized depreciation		(5,272,748)	(3,434,546)	(42,215,252)
Net unrealized appreciation		$36,838,507	$20,327,695	$162,783,939

		Income	Multi-Asset	Alternative
		Opportunity	Income	Income
		Fund	Fund	Fund
Federal income tax cost		$593,164,969	$113,422,648	$145,858,557
Gross unrealized appreciation		$94,737,167	$9,942,144	$30,822,983
Gross unrealized depreciation		(8,146,686)	(1,671,046)	(8,031,593)
Net unrealized appreciation		$86,590,481	$8,271,098	$22,791,390

	MLP & Energy
	Infrastructure	Real Estate	Tactical	Tactical
	Fund	Income Fund	Growth Fund	Plus Fund
Federal income tax cost	$713,038,530	$227,614,436	$173,398,671	$82,608,266
Gross unrealized appreciation	$740,738,451	$16,890,718	$10,944,490	$2,873,652
Gross unrealized depreciation	(12,769,943)	(757,107)	(67,668)	(94,475)
Net unrealized appreciation	$727,968,508	$16,133,611	$10,876,822	$2,779,177

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended April 30, 2026, the Funds did not incur any interest or penalties.

In order to meet the distribution requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and maintain regulated investment company status, the MLP & Energy Infrastructure Fund paid a “deficiency dividend,” as such term is defined by Section 860(f) of the Code, to the MLP & Energy Infrastructure Fund’s shareholders totaling $5,648,856 from ordinary income on July 12, 2023. The Adviser reimbursed the MLP & Energy Infrastructure Fund in the amount of $32,497 for the amount of excise tax associated with the under-distribution. An estimated amount of $300,000 is accrued in the MLP & Energy Infrastructure Fund to cover any additional interest and penalties that may still be charged. The Adviser has committed to reimbursing the MLP & Energy Infrastructure Fund for this expense once the final amount is known and has $300,000 accrued in the Fund to cover the estimated amount.

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3. Investment Transactions

The cost of security purchases and proceeds from sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government securities) for the six months ended April 30, 2026 were as follows:

		Value	SMidCap	SmallCap
		Fund	Fund	Fund
Purchases of investment securities		$56,720,843	$35,521,185	$296,528,349
Proceeds from sales of investment securities		$71,161,713	$41,159,910	$434,156,289

		Income	Multi-Asset	Alternative
		Opportunity	Income	Income
		Fund	Fund	Fund
Purchases of investment securities		$117,887,600	$22,267,637	$51,073,161
Proceeds from sales and maturities of investment securities		$123,669,208	$16,816,428	$37,401,490

	MLP & Energy		Broadmark	Broadmark
	Infrastructure	Real Estate	Tactical	Tactical
	Fund	Income Fund	Growth Fund	Plus Fund
Purchases of investment securities	$200,035,909	$78,681,499	$71,272,451	$11,010,287
Proceeds from sales and maturities of investment securities	$259,262,871	$81,145,810	$93,039,616	$3,210,183

The cost of security purchases and proceeds from sales and maturities of U.S. Government long-term securities for the period ended April 30, 2026 were as follows:

	Income	Multi-Asset
	Opportunity	Income
	Fund	Fund
Purchases of investment securities	$42,106,655	$—
Proceeds from sales and maturities of investment securities	$11,803,291	$92,556

WESTWOOD FUNDS

The Multi-Asset Income and MLP & Energy Infrastructure Funds invest in one or more Westwood Funds (“Underlying Funds”), which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Multi-Asset Income and MLP & Energy Infrastructure Funds, and the related activities in those investments were as follows:

	For the six months ended April 30, 2026
					Change in
	Fair Value at				Unrealized
	October 31,	Purchase	Sales	Realized	Appreciation
Affiliate	2025	Cost	Proceeds	Gain/(Loss)	(Depreciation)
Income Opportunity Fund
Westwood Enhanced Income Opportunity ETF	$—	$10,802,823	$—	$—	$51,604

		For the six months ended April 30, 2026
				Long-Term
		Fair Value at	Dividend	Capital Gain	Shares at
Affiliate		April 30, 2026	Income	Distributions	April 30, 2026
Income Opportunity Fund
Westwood Enhanced Income Opportunity ETF		$10,854,427	$195,551	$—	429,307

	For the six months ended April 30, 2026
			Sales Proceeds/		Change in
	Fair Value at		Return of		Unrealized
	October 31,	Purchase	Capital	Realized	Appreciation
Affiliate	2025	Cost	Adjustments	Gain/(Loss)	(Depreciation)
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF	$349,852	$—	$(25,470)	$3,074	$78,780
Westwood Enhanced Income Opportunity ETF	—	1,969,697	—	—	1,969
Total	$349,852	$1,969,697	$(25,470)	$3,074	$80,749

		For the six months ended April 30, 2026
				Long-Term
		Fair Value at	Dividend	Capital Gain	Shares at
Affiliate		April 30, 2026	Income	Distributions	April 30, 2026
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF		$406,236	$22,615	$—	16,752
Westwood Enhanced Income Opportunity ETF		1,971,666	33,948	—	77,982
Total		$2,377,902	$56,563	$—	94,734

WESTWOOD FUNDS

	For the six months ended April 30, 2026
					Change in
	Fair Value at				Unrealized
	October 31,	Purchase	Sales	Realized	Appreciation
Affiliate	2025	Cost	Proceeds	Gain/(Loss)	(Depreciation)
MLP & Energy
Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF	$10,047,702	$—	$—	$—	$1,619,337
Westwood Salient Enhanced Midstream Income ETF	39,708,337	—	—	—	6,198,070
Total	$49,756,039	$—	$—	$—	$7,817,407

		For the six months ended April 30, 2026
				Long-Term
		Fair Value at	Dividend	Capital Gain	Shares at
Affiliate		April 30, 2026	Income	Distributions	April 30, 2026
MLP & Energy Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF		$11,667,039	$649,505	$—	481,115
Westwood Salient Enhanced Midstream Income ETF		45,906,407	2,112,978	—	1,565,169
Total		$57,573,446	$2,762,483	$—	2,046,284

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an investment management agreement. Each Fund pays the Adviser an investment management fee, based on the average net assets of each Fund, computed and accrued daily and paid monthly, at the annual rate shown in the table below.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 1, 2027, (for Value, SMidCap, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income and Real Estate Income Funds) and April 30, 2027 (for MLP & Energy Infrastructure, Tactical Growth and Tactical Plus Funds) to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of interest; taxes; brokerage commissions; Rule 12b-1 distribution fees (if any), and except as noted on the next page, administrative servicing fees (if any); borrowing expenses such as dividend and interest expenses on securities sold short; acquired fund fees and expenses; costs to organize the Funds; other expenditures which are capitalized in accordance with generally

WESTWOOD FUNDS

accepted accounting principles; and extraordinary expenses) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

			Institutional	A Class	C Class	Ultra Class	F Class
	Management		Class Expense	Expense	Expense	Expense	Expense
Fund	Fee		Limitation	Limitation	Limitation	Limitation	Limitation
Value Fund	0.50%		0.55%	0.55%	n/a	0.55%	n/a
SMidCap Fund	0.75%		0.68%	n/a	n/a	0.68%	n/a
SmallCap Fund	0.85%		0.79%	0.79%	0.79%	0.79%	n/a
Income Opportunity Fund	0.65%		0.74%	0.74%	0.74%	0.74%	n/a
Multi-Asset Income Fund*	0.38%	(a)	0.10%	0.10%	n/a	n/a	n/a
Alternative Income Fund*	0.53%	(b)	0.00%	n/a	n/a	0.00%	n/a
MLP & Energy Infrastructure Fund^	0.90%		1.25%	1.50%	2.25%	n/a	n/a
Real Estate Income Fund^	0.70%		1.10%	1.50%	n/a	n/a	n/a
Broadmark Tactical Growth Fund^	1.10%		n/a	n/a	n/a	n/a	n/a
Broadmark Tactical Plus Fund^	1.40%		1.35%	1.60%	n/a	n/a	1.04%

^	The ratios listed are the contractual amounts which include 12b-1 distribution and administrative services fees.

The Funds’ Adviser has agreed to waive fees in the pro-rata amount of the management fee charged by the Underlying Funds on each Fund’s investment in such other Underlying Funds. This fee waiver is accrued daily and settled monthly. During the six months ended April 30, 2026, the Income Opportunity, Multi-Asset Income, and MLP & Energy Infrastructure Funds reduced investment advisory fees by $15,879, $359 and $257,947, respectively.

The Adviser has contractually agreed to reduce its fees and reimburse expenses of the Multi-Asset Income Fund, and Alternative Income Fund in order to keep net operating expenses (excluding management fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”) from exceeding the Funds’ average daily net assets as follows:

	Institutional	A Class	C Class	Ultra Class
	Shares Expense	Expense	Expense	Expense
Fund	Limitation	Limitation	Limitation	Limitation
Multi-Asset Income Fund*	0.10%	0.10%	n/a	n/a
Alternative Income Fund*	0.00%	0.00%	n/a	0.00%

In addition, the Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.01% of the Alternative Income Fund’s average daily net assets.

WESTWOOD FUNDS

*	In connection with the Adviser’s Sensible Fees™ framework, for its services to each share class of Multi-Asset Income and Alternative Income Funds, the Adviser is entitled to a management fee, which consists of a base fee (the “Base Fee”) and a positive or negative performance adjustment (the “Performance Adjustment”) based on whether , and to what extent, the investment performance of each share class of each Fund exceeds, or is exceeded by, the performance of an index hurdle (the “Index Hurdle”) over the 12-month period from November 1 of each year through October 31 of the following year (the “Performance Period”). For each share class of each Fund, the Base Fee and Performance Adjustment are each calculated and accrued daily based on the average daily net assets of the share class during the Performance Period.

(a)	The Base Fee is an annual rate of 0.38%. The Index Hurdle is the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0032% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.06% to a maximum annual rate of 0.70%.

(b)	The Base Fee is an annual rate of 0.53%. The Index Hurdle is the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0016% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.21% to a maximum annual rate of 0.85%.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Fee waivers/expense reimbursements for the Predecessor Funds prior to the Reorganization on November 1, 2021 are not subject to recoupment by the Adviser. The prior 0.25% contractual management fee waiver for Real Estate Income Fund is not subject to recoupment. As of April 30, 2026, the Adviser may seek repayment of investment management fee reductions and expense reimbursements no later than the dates below:

	Value	SMidCap	SmallCap
	Fund	Fund	Fund
October 31, 2026	$55,617	$211,856	$690,981
October 31, 2027	138,668	375,911	1,610,873
October 31, 2028	145,495	220,977	1,425,758
April 30, 2029	75,870	116,730	636,132
	$415,650	$925,474	$4,363,744

WESTWOOD FUNDS

		Income	Multi-Asset	Alternative
		Opportunity	Income	Income
		Fund*	Fund**	Fund***
October 31, 2026		$—	$34,995	$184,152
October 31, 2027		—	89,835	263,567
October 31, 2028		13,000	96,886	252,630
April 30, 2029		30,635	47,568	118,242
		$43,635	$269,284	$818,591

	MLP & Energy		Broadmark	Broadmark
	Infrastructure	Real Estate	Tactical Growth	Tactical Plus
	Fund****	Income Fund	Fund	Fund
October 31, 2026	$—	$—	$—	$219,126
October 31, 2027	—	—	—	412,402
October 31, 2028	—	—	—	370,373
April 30, 2029	—	—	—	186,786
	$—	$—	$—	$1,188,687

*	For the six months ended April 30, 2026, the Fund had $15,879 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

**	For the six months ended April 30, 2026, the Fund had $359 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

***	For the six months ended April 30, 2026, the Fund had $14,634 management fee waiver that is not subject to recoupment pursuant to the Management Fee Waiver Agreement.

****	For the six months ended April 30, 2026, the Fund had $257,947 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

WESTWOOD FUNDS

ADMINISTRATIVE SERVICES PLAN

As of April 30, 2026, all Funds have adopted an administrative services plan (the “Plan”) that provides that the applicable class of each Fund may pay financial intermediaries for shareholder services in an amount not to exceed the rate shown below based on the average daily net assets of each Fund’s share class. During the six months ended April 30, 2026 the Institutional Shares of the Funds incurred the following administrative services plan fees under the Plan:

		Expense
		Incurred For
		the six months
		ended April 30,
Administrative service plan fees	Maximum Rate	2026
Institutional Shares
Value Fund	0.10%	$66,208
SMidCap Fund	0.20%	72,414
SmallCap Fund	0.20%	221,487
Income Opportunity Fund	0.10%	154,281
Multi-Asset Income Fund	0.19%	17,040
Alternative Income Fund	0.15%	56,001
MLP & Energy Infrastructure Fund	0.10%	556,860
Real Estate Income Fund	0.05%	43,108
Tactical Growth Fund	0.05%	39,149
Tactical Plus Fund	0.10%	15,396

A Class Shares
MLP & Energy Infrastructure Fund	0.10%	85,640
Real Estate Income Fund	0.20%	36,563
Tactical Growth Fund	0.20%	7,357
Tactical Plus Fund	0.10%	206

C Class Shares
MLP & Energy Infrastructure Fund	0.10%	7,744
Tactical Growth Fund	0.25%	3,667

F Class Shares
Tactical Plus Fund	0.10%	15,552

DISTRIBUTION PLAN

All Funds except for SMidCap Fund have adopted a distribution plan under Rule 12b-1 of the 1940 Act (the “Plan”) for A Class Shares and C Class Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders in an amount not to exceed 0.25% based on average daily net assets of each Fund’s A Class Shares, up to 0.75% of the average daily net assets of the Real Estate Income and Tactical Growth Funds’ C Class Shares and 1.00% based on the average daily net assets of the Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure and Tactical

WESTWOOD FUNDS

Plus Funds’ C Class Shares. During the six months ended April 30, 2026, the A Class Shares and C Class Shares of the Funds incurred the following distribution fees under the Plan:

Expense
Incurred For
the six months
ended April 30,
Distribution fee	2026
Value Fund
A Class Shares	$2,520
SmallCap Fund
A Class Shares	3,228
C Class Shares	22,044
Income Opportunity Fund
A Class Shares	57,047
C Class Shares	66,813
Multi-Asset Income Fund
A Class Shares	6,614
Alternative Income Fund
A Class Shares	1,045
MLP & Energy Infrastructure Fund
A Class Shares	214,103
C Class Shares	77,436
Real Estate Income Fund
A Class Shares	91,408
Tactical Growth Fund
A Class Shares	18,818
C Class Shares	11,002
Tactical Plus Fund
A Class Shares	15,552

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of April 30, 2026, no individual shareholders of record owned 25% of the outstanding shares of the Funds.

WESTWOOD FUNDS

5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of April 30, 2026, presented on the Statements of Assets and Liabilities.

	Assets		Liabilities
		Unrealized			Unrealized
		appreciation	Investments,		depreciation
	Futures	for swap	at value for	Futures	for swap
Type of Derivative	Contracts*	agreements*	written options	Contracts*	agreements*
Income Opportunity Fund
Equity Risk Exposure	$—	$—	$(315,000)	$—	$—
Currency Risk Exposure	124,397	—	—	—	—
Interest Rate Risk Exposure	—	—	—	(1,373,946)	—
Multi-Asset Income Fund
Equity Risk Exposure	$—	$—	$(31,500)	$—	$—
Currency Risk Exposure	24,880	—	—	—	—
Interest Rate Risk Exposure	—	—	—	(429,535)	—
Alternative Income Fund
Equity Risk Exposure	$—	$1,429,836	$(14,000)	$—	$(5,426,241)
Interest Rate Risk Exposure	—	—	—	(97,247)	—
MLP & Energy Infrastructure Fund
Equity Risk Exposure	$—	$—	$(1,760,718)	$—	$—
Tactical Plus Fund
Equity Risk Exposure	$1,553,355	$—	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total fair value is presented by Primary Risk Exposure. For future contracts, if any, the amounts represents their cumulative appreciation/depreciation, which includes movements of variation margin.

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The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the six months ended April 30, 2026:

Income Opportunity Fund - for the six months ended April 30, 2026

					Change in
					Unrealized
			Realized Gains		Appreciation
Type of Derivative	Risk	Location	(Losses)	Location	(Depreciation)
Index call options written	Equity	Net realized losses from written option contracts	$(4,633,198)	Net change in unrealized appreciation (depreciation) on written option contracts	$161,427
Futures contracts purchased	Equity	Net realized gains from long futures contracts	$88,287	Net change in unrealized appreciation (depreciation) on long futures contracts	$(1,308,648)

Multi-Asset Income Fund - for the six months ended April 30, 2026

					Change in
					Unrealized
			Realized Gains		Appreciation
Type of Derivative	Risk	Location	(Losses)	Location	(Depreciation)
Index call options written	Equity	Net realized gains (losses) from written option contracts	$(66,564)	Net change in unrealized appreciation (depreciation) on written option contracts	$66,260
Futures contracts purchased	Equity	Net realized gains from long futures contracts	$194,227	Net change in unrealized appreciation (depreciation) on long futures contracts	$(616,615)

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Alternative Income Fund - for the six months ended April 30, 2026

					Change in
					Unrealized
			Realized Gains		Appreciation
Type of Derivative	Risk	Location	(Losses)	Location	(Depreciation)
Index put options purchased	Equity	Net realized losses from purchased option contracts	$(326,555)	Net change in unrealized appreciation (depreciation) on purchased option contracts	$141,887
Index call options written	Equity	Net realized gains (losses) from written option contracts	$(39,016)	Net change in unrealized appreciation (depreciation) on written option contracts	$15,864
Futures contracts purchased	Equity	Net realized gains from long futures contracts	$10,911	Net change in unrealized appreciation (depreciation) on long futures contracts	$(97,082)
Swap transactions	Equity	Net realized gains from swap transactions	$1,152,810	Net change in unrealized appreciation (depreciation) on swap transactions	$(3,269,508)

MLP & Energy Infrastructure Fund - for the six months ended April 30, 2026

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Gains	Location	(Depreciation)
Index call options written	Equity	Net realized gains (losses) from written option contracts	$1,327,562	Net change in unrealized appreciation (depreciation) on written option contracts	$(849,481)

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Tactical Plus Fund - for the six months ended April 30, 2026

					Change in
					Unrealized
					Appreciation
Type of Derivative	Risk	Location	Realized Losses	Location	(Depreciation)
Index put options purchased	Equity	Net realized losses from purchased option contracts	$(990,493)	Net change in unrealized appreciation (depreciation) on purchased option contracts	$197,825
Futures contracts purchased	Equity	Net realized losses from long futures contracts	$(56,117)	Net change in unrealized appreciation (depreciation) on long futures contracts	$(65,779)

Amounts designated as “—” are $0 or have been rounded to $0.

Offsetting Assets and Liabilities:

Alternative Income, MLP & Energy Infrastructure, Real Estate Income, Tactical Growth, and Tactical Plus Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by these Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Customer account agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over The Counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is believed to be reduced as creditors of the futures broker do not have claim to fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the funds. Variation margin, or changes in market value, are exchanged daily, but generally may not be netted between futures and cleared OTC derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of April 30, 2026, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Income Opportunity Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(315,000)
Futures contracts^	124,397	(1,373,946)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	124,397	(1,688,946)
Derivative not subject to a MNA or similar agreement	(124,397)	1,688,946
Total assets and liabilities subject to a MNA	$—	$—

Multi-Asset Income Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(31,500)
Futures contracts^	24,880	(429,535)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	24,880	(461,035)
Derivative not subject to a MNA or similar agreement	(24,880)	461,035
Total assets and liabilities subject to a MNA	$—	$—

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Descriptions	Assets	Liabilities
Alternative Income Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(14,000)
Futures contracts^	—	(97,247)
Swap agreements	1,429,836	(5,426,241)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,429,836	(5,537,488)
Derivative not subject to a MNA or similar agreement	—	111,247
Total assets and liabilities subject to a MNA	$1,429,836	$(5,426,241)

MLP & Energy Infrastructure Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(1,760,718)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,760,718)
Derivative not subject to a MNA or similar agreement	—	1,760,718
Total assets and liabilities subject to a MNA	$—	$—

Tactical Plus Fund
Derivatives Financial Instruments:
Futures contracts^	$1,553,355	$—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,553,355	—
Derivative not subject to a MNA or similar agreement	(1,553,355)	—
Total assets and liabilities subject to a MNA	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Includes options contracts purchased at value as reported on the Statements of Assets and Liabilities.

^	The amount represents their cumulative appreciation/depreciation which includes movements of variation margin.

The following table represents derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Fund as of April 30, 2026.

Derivative
	Derivative	Liabilities
	Assets Subject	Subject to	Net Amount	Non-cash
	to a MNA by	a MNA by	of Derivative	Collateral
Alternative Income Fund	Counterparty	Counterparty	Assets	Received(a)	Net Exposure
BNP Paribas	$1,429,836	$(5,426,241)	$(3,996,405)	$3,996,405	$—

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early

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termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Funds may at times invest a significant portion of their assets in shares of money market funds. As of April 30, 2025, Tactical Growth Fund and Tactical Plus Fund had 44.2% and 68.2%, respectively, of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. The annual report, along with the report of the independent registered public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the respective Fund.

7. Certain Investments and Risks

Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

RISKS ASSOCIATED WITH LOWER RATE DEBT SECURITIES

Multi-Asset Income Fund invests substantially all of its assets in high yield, or “junk,” bonds, and such investments represent highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. In addition, insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines.

SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of April 30, 2026, Alternative Income Fund had 31.6% of the value of its net assets invested in securities in the Technology sector, and Real Estate Income Fund had 88.4% of the value of its net assets invested in securities in the Real Estate sector.

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8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. In-Kind Transactions

During the six months ended April 30, 2026, there were no redeemed shares of beneficial interest in exchange for securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following:

The following Funds paid distributions to shareholders subsequent to April 30, 2026:

			Income Per
	Record Date	Ex-Date	Share
MLP & Energy Infrastructure Fund - Institutional Shares	5/14/2026	5/15/2026	$0.1150
MLP & Energy Infrastructure Fund - A Class Shares	5/14/2026	5/15/2026	0.1074
MLP & Energy Infrastructure Fund - C Class Shares	5/14/2026	5/15/2026	0.0805
MLP & Energy Infrastructure Fund - Ultra Shares	5/14/2026	5/15/2026	0.1180
Income Opportunity - Institutional Shares	5/27/2026	5/28/2026	0.0384
Income Opportunity - A Class Shares	5/27/2026	5/28/2026	0.0368
Income Opportunity - C Class Shares	5/27/2026	5/28/2026	0.0290
Income Opportunity - Ultra Shares	5/27/2026	5/28/2026	0.0395
Multi-Asset Income Fund - Institutional Shares	5/27/2026	5/28/2026	0.0321
Multi-Asset Income Fund - A Class Shares	5/27/2026	5/28/2026	0.0303
Alternative Income Fund - Institutional Shares	5/27/2026	5/28/2026	0.0138
Alternative Income Fund - A Class Shares	5/27/2026	5/28/2026	0.0125
Alternative Income Fund - Ultra Shares	5/27/2026	5/28/2026	0.0146

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ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

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OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – For the tax year ended November 30, 2025 the MLP & Energy Infrastructure Fund designates 93.04% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the MLP & Energy Infrastructure Fund’s dividend distributions that qualifies under tax law. For the tax year ended November 30, 2025, the Fund had 94.01% ordinary income dividends qualified for the corporate dividends received deduction.

(b)   Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to all except for Westwood Salient Enhanced Midstream Income ETF, Westwood Salient Enhanced Energy Income ETF and Westwood Enhanced Income Opportunity ETF which are available under item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Committee shall, to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Code of Ethics: Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	July 6, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	July 6, 2026

*	Print the name and title of each signing officer under his or her signature.